As filed with the Securities and Exchange Commission on December 22, 2006

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 31	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 33	☒

(Check appropriate box or boxes)

iShares,® Inc.

(Exact Name of Registrant as Specified in Charter)

c/o Investors Bank & Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	45 FREMONT STREET
NEW YORK, N.Y. 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☒ On January 1, 2007 pursuant to paragraph (b)

☐ On (date) pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

iShares®

iShares, Inc.

iShares, Inc. (the “Company”) currently consists of 24 separate investment portfolios, each a “Fund” and collectively, the “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a single stock market or all of the stock markets in a geographic region compiled by Morgan Stanley Capital International Inc. (“MSCI”) (the “Index Provider”). This Prospectus relates to the following Funds:

iShares MSCI Austria Index Fund

iShares MSCI Belgium Index Fund

iShares MSCI EMU Index Fund

iShares MSCI France Index Fund

iShares MSCI Germany Index Fund

iShares MSCI Italy Index Fund

iShares MSCI Netherlands Index Fund

iShares MSCI Spain Index Fund

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

iShares MSCI United Kingdom Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

The Company is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) or the NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks that range from 40,000 to 600,000 shares or multiples thereof, depending on the Fund (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated January 1, 2007

®iShares is a registered trademark of Barclays Global Investors, N.A.

“MSCI Austria IndexSM”, “MSCI Belgium IndexSM”, “MSCI EMU IndexSM”, “MSCI France IndexSM”, “MSCI Germany IndexSM”, “MSCI Italy IndexSM”, “MSCI Netherlands IndexSM”, “MSCI Spain IndexSM”, “MSCI Sweden IndexSM”, “MSCI Switzerland IndexSM”, and “MSCI United Kingdom IndexSM” are servicemarks of Morgan Stanley Capital International and have been licensed for use for certain purposes by Barclays Global Investors, N.A. (“ BGI”). The Funds are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representations regarding the advisability of investing in shares of the Funds.

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Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the Funds described below. It contains important facts about the Company as a whole and each Fund in particular.

An index is a group of securities that the developer of an index, such as the Index Provider, selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by:

MSCI, a leading provider of global indices and benchmark-related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

BGFA, the investment adviser to each Fund, is a subsidiary of BGI. BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies of the Funds and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares MSCI Index Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies of the Funds

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund, except as otherwise described below, will normally invest at least 95% of its assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) based on the securities in its Underlying Index. Each Fund, except those listed below, will at all times invest at least 90% of its assets in the securities of its Underlying Index and ADRs. In order to provide a Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund and iShares MSCI Switzerland Index Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and ADRs based on securities of its Underlying Index, and at least 90% of its assets in the securities of its Underlying Index or in securities included in the relevant market, but not in its Underlying Index, or in ADRs based on the securities in its Underlying Index.

iShares Overview

Each Fund also may invest its other assets in futures contracts, options on futures contracts, other types of options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds. The Description of the iShares MSCI Index Funds section describes the indexing strategy of each Fund.

Representative Sampling

“Representative sampling” is investing in a representative sample of securities in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% and the Fund’s actual correlation with the Underlying Index is called “tracking error”. A Fund using a representative sampling can be expected to have a greater tracking error than a Fund using a replication indexing strategy. “Replication” is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

Each of the Funds will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares MSCI Index Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indices may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Concentration Risk

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Currency Risk

Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Foreign Security Risk

Each Fund invests entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk

Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

iShares Principal Risk Factors Common to All Funds

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

Absence of Prior Active Market

Although the shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes in the Underlying Index and regulatory policies may cause a Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error”. Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The top largest holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares.

iShares Portfolio Holdings Information

Description of the iShares MSCI Index Funds

iShares MSCI Austria Index Fund

CUSIP: 464286202

Trading Symbol: EWO

Underlying Index: MSCI Austria Index

Investment Objective

The iShares MSCI Austria Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Vienna Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Erste Bank der Oesterreichischen Sparkassen AG, Telekom Austria AG and OMV AG and its three largest industries were banks, real estate and telecommunication services. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Austrian economy is dependent on the economies of Europe, mainly Eastern Europe, as key trading partners. Reduction in spending on Austrian products and services or changes in any of these economies may cause an impact on the Austrian economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

■	Eastern European Economic Risk. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The economies of certain established European Union Member States are greatly invested in these countries and therefore have become reliant on these new member states. There is a risk that adverse events in these Eastern European countries may greatly impact the economies of Western Europe.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 15.32%. The best calendar quarter return during the period shown above was 28.95% in the 4th quarter of 2004; the worst was –23.45% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	21.50%	30.33%	11.50%
Return After Taxes on Distributions[2]	21.47%	30.13%	11.23%
Return After Taxes on Distributions and Sale of Fund Shares[2]	14.39%	27.25%	10.16%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	24.64%	31.09%	12.69%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Austria Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $600 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $3,161,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $600 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,161,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,647 if the Creation Unit is redeemed after one year, $55,909 if the Creation Unit is redeemed after three years, $96,570 if the Creation Unit is redeemed after five years, and $215,191 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Belgium Index Fund

CUSIP: 464286301

Trading Symbol: EWK

Underlying Index: MSCI Belgium Index

Investment Objective

The iShares MSCI Belgium Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as represented by the MSCI Belgium Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Brussels Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Fortis, KBC Groep NV, and Dexia and its three largest industries were diversified financials, banks and materials. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Belgian economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Belgian products and services or changes in any of these economies may cause an impact in the Belgian economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU Member States have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU Member States.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

iShares MSCI Belgium Index Fund

Lack of Natural Resources Risk. Except for its coal, which is no longer economical to exploit, Belgium has virtually no natural resources. Belgium is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets would have a great impact on Belgian economy.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 23.46%. The best calendar quarter return during the period shown above was 30.06% in the 2nd quarter of 2003; the worst was –25.68% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	7.75%	11.52%	8.86%
Return After Taxes on Distributions[2]	7.07%	10.73%	7.35%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.89%	9.71%	6.95%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	9.05%	9.25%	9.11%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 40,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $943,200. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $943,200 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $6,603 if the Creation Unit is redeemed after one year, $17,715 if the Creation Unit is redeemed after three years, $29,841 if the Creation Unit is redeemed after five years, and $65,217 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Belgium Index Fund

iShares MSCI EMU Index Fund

CUSIP: 464286608

Trading Symbol: EZU

Underlying Index: MSCI EMU Index

Investment Objective

The iShares MSCI EMU Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the EMU markets, as represented by the MSCI EMU Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks from issuers in the following eleven countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. As of September 30, 2006, the Underlying Index’s three largest stocks were Total SA, Banco Santander Central Hispano SA and Sanofi-Aventis and its three largest industries were banks, utilities and capital goods. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The economies of the EMU are dependent on the economies of Europe, both as key trading partners and as fellow members maintaining the euro. Reduction in trading activity between EMU member states may cause on adverse impact on the EMU and each nation’s individual economies:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

■	Eastern European Economic Risk. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments. The economies of certain established European Union Member States are greatly invested in these countries and therefore have become reliant on these new member states. There is a risk that adverse events in these Eastern European countries may greatly impact the economies of Western Europe.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

It is anticipated that additional countries may join the EMU over time. Also, it is possible that those countries may withdraw from the EMU or that the EMU may be abandoned at some future time. If the EMU were to be abandoned, the Board of Directors would propose a change in the investment objective of the Fund or cause its liquidation.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 21.49%. The best calendar quarter return during the period shown above was 26.00% in the 2nd quarter of 2003; the worst was –28.17% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	8.61%	2.49%	0.47%
Return After Taxes on Distributions[2]	8.20%	2.17%	0.19%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.82%	1.99%	0.27%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	8.80%	2.78%	0.81%

1	Inception date: 7/25/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI EMU Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $8,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,691,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $8,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,691,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $41,855 if the Creation Unit is redeemed after one year, $97,075 if the Creation Unit is redeemed after three years, $157,332 if the Creation Unit is redeemed after five years, and $333,120 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI France Index Fund

CUSIP: 464286707

Trading Symbol: EWQ

Underlying Index: MSCI France Index

Investment Objective

The iShares MSCI France Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as represented by the MSCI France Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Paris Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Total SA, Sanofi-Aventis and BNP Paribas and its three largest industries were banks, energy and capital goods. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. France is the second-largest trading nation in Western Europe (after Germany). The destination of 70% of its exports is other European Union member states. The French economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on French products and services or changes in any of these economies may cause an impact in the French economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

iShares MSCI France Index Fund

Reliance on Agriculture Risk. France is one of the world’s largest agricultural producers. It accounts for about one-third of all agricultural land within the European Union. The economy is sensitive to the fluctuations in agriculture markets, and susceptible to problems such as droughts, labor issues and crop failures.

Structural Risks. There are risks for social unrest, heavy governmental control, excessive governmental spending and heavy regulation of labor and industry.

■	Political and Social Risk. France has experienced periods of high unemployment, labor and social unrest. France is also subject to labor and overall countrywide strikes. These movements may affect French economic activity during these periods.

■	Heavy Government Control and Regulation. In addition, despite significant reform and privatization in recent times, the French government continues to control a large share of economic activity. The government continues to own shares in corporations in a range of sectors, including banking, energy production and distribution, automobiles, transportation, and telecommunications. Government spending is sometimes over fifty (50) percent of gross domestic product, and is among the highest of the major industrialized nations. Heavy regulation of labor and product markets is pervasive. These regulations may stifle French economic growth or cause prolonged periods of recession.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 21.45%. The best calendar quarter return during the period shown above was 26.03% in the 2nd quarter of 2003; the worst was –27.88% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	9.53%	1.96%	10.00%
Return After Taxes on Distributions[2]	9.30%	1.75%	9.56%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.43%	1.60%	8.73%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	9.88%	2.26%	10.24%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI France Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $6,284,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $6,284,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $40,474 if the Creation Unit is redeemed after one year, $114,531 if the Creation Unit is redeemed after three years, $195,342 if the Creation Unit is redeemed after five years, and $431,093 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Germany Index Fund

CUSIP: 464286806

Trading Symbol: EWG

Underlying Index: MSCI Germany Index

Investment Objective

The iShares MSCI Germany Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as represented by the MSCI Germany Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Frankfurt Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Siemens AG Registered, E. ON AG and Allianz AG Registered and its three largest industries were utilities, materials and insurance. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. Germany is the largest trading nation in Western Europe and heavily export oriented. Exports account for more than one-third of national output and are a key element in German macroeconomic expansion. The German economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on German products and services or changes in any of these economies may cause an impact in the German economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

iShares MSCI Germany Index Fund

Structural Risks. There are risks for social unrest, governmental control, and heavy regulation of labor and industry.

■	Political and Social Risk. Certain sectors and regions of Germany have experienced high unemployment along with labor and social unrest. These issues may cause downturns in the German markets.

■	Government Control and Regulation. Heavy regulation of labor and product markets is pervasive. These regulations may at times stifle German economic growth, or may cause prolonged periods of recession.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 18.84%. The best calendar quarter return during the period shown above was 38.44% in the 2nd quarter of 2003; the worst was –36.46% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	9.86%	1.70%	6.79%
Return After Taxes on Distributions[2]	9.73%	1.46%	6.22%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.50%	1.34%	5.70%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	9.92%	1.89%	7.23%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 300,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $7,209,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $7,209,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $42,788 if the Creation Unit is redeemed after one year, $127,768 if the Creation Unit is redeemed after three years, $220,497 if the Creation Unit is redeemed after five years, and $491,020 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Germany Index Fund

iShares MSCI Italy Index Fund

CUSIP: 464286855

Trading Symbol: EWI

Underlying Index: MSCI Italy Index

Investment Objective

The iShares MSCI Italy Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as represented by the MSCI Italy Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Milan Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were ENI SpA, Unicredito Italiano SpA and Enel SpA and its three largest industries were banks, energy and utilities. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Italian economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Italian products and services or changes in any of these economies may cause an impact in the Italian economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Structural Risks. Italy faces problems of inadequate infrastructure, corruption, excessive governmental spending and frequent government turnovers. These issues can affect investments in Italy.

■	Political and Social Risk. Certain regions and sectors of Italy have experienced periods of high unemployment, labor and social unrest. Italy is also subject to labor and overall countrywide strikes.

These issues may affect Italian economic activity. Italy has a significant portion of its workforce in unions, which have been successful in coordinating government policies. With increased globalization, Italy has had its presence in the lower-end industrial product sectors eroded through competition with other countries (notably China) due to higher labor costs.

■	Government Spending and Economic Debt. The government has had significant budget deficits and a high amount of public debt causing credit rating agencies to lower Italy’s sovereign debt rating at times. As a member of the EMU, Italy has been warned to reduce its public spending and debt. This high amount of debt and public spending may stifle Italian economic growth or cause prolonged periods of recession.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 19.43%. The best calendar quarter return during the period shown above was 34.44% in the 1st quarter of 1998; the worst was –21.58% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	1.49%	4.95%	11.52%
Return After Taxes on Distributions[2]	1.05%	4.42%	10.45%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.22%	4.03%	9.77%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	1.90%	4.91%	11.46%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Italy Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,564,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,564,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $27,990 if the Creation Unit is redeemed after one year, $81,791 if the Creation Unit is redeemed after three years, $140,498 if the Creation Unit is redeemed after five years, and $311,767 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Netherlands Index Fund

CUSIP: 464286814

Trading Symbol: EWN

Underlying Index: MSCI Netherlands Index

Investment Objective

The iShares MSCI Netherlands Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as represented by the MSCI Netherlands Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Amsterdam Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were ING Groep NV, ABN AMRO Holding NV and Koninklijke Philips Electronics NV and its three largest industries were diversified financials, food beverage & tobacco and banks. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Dutch economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Dutch products and services or changes in any of these economies may cause an impact in the Belgian economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

iShares MSCI Netherlands Index Fund

Geographic Risk. The Netherlands’ geographical position near the center of Europe’s transportation network makes it vulnerable to environmental events (such as pollution, oil spills, etc.). These events can adversely impact the Dutch economy and trade.

Structural Risk (Labor Risk). The Dutch economy has been susceptible to high unemployment and a heavy reliance on trade as part of its gross domestic product. Many firms have had to deal with the loss of competitiveness in recent times due to increasing labor costs and competition within the European Union.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 23.28%. The best calendar quarter return during the period shown above was 22.23% in the 2nd quarter of 2003; the worst was –30.27% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	12.79%	–0.55%	5.85%
Return After Taxes on Distributions[2]	12.20%	–0.92%	5.19%
Return After Taxes on Distributions and Sale of Fund Shares[2]	8.64%	–0.59%	4.92%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.85%	0.16%	7.18%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $1,247,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,247,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $8,878 if the Creation Unit is redeemed after one year, $23,569 if the Creation Unit is redeemed after three years, $39,600 if the Creation Unit is redeemed after five years, and $86,367 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Netherlands Index Fund

iShares MSCI Spain Index Fund

CUSIP: 464286764

Trading Symbol: EWP

Underlying Index: MSCI Spain Index

Investment Objective

The iShares MSCI Spain Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as represented by the MSCI Spain Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Madrid Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Banco Santander Central Hispano SA, Banco Bilbao Vizcaya Argentaria SA, and Telefonica SA and its three largest industries were banks, utilities and telecommunication services. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Spanish economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Spanish products and services or changes in any of these economies may cause an impact in the Spanish economy:

■	European Economic Risk. Many European nations are members of the European Union and are member states of the Economic and Monetary Union of the European Union (the “EMU”). These nations are interdependent on each other economically and politically through these organizations. The risks to the European Union and the EMU are described below.

Euro Elimination Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the EMU. EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. The elimination of various currencies have affected the economic environment and behavior of investors, particularly in European markets, and the long-term impact of those changes on currency values or on the business or financial condition of European countries and issuers remains uncertain. In addition, the introduction of the euro presents other unique uncertainties, including the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other countries that now are or may in the future become members of the European Union will have an impact on the euro. Also, it is possible that the euro could be abandoned in the future by countries that have already adopted its use. The elimination of the euro may cause decreased trading activity throughout the European Union and could severely impact the economies of the EMU member states.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Structural Risks. Spain faces problems of labor, political, and economic risks. These issues can affect investments in Spain.

■	Political and Social Risk. Certain regions and sectors of Spain have experienced periods of high unemployment, labor and social unrest. Continuing challenges for Spain include Basque Fatherland and Liberty (a.k.a. Euzkadi Ta Askatasuna or ETA) and other terrorist groups that may impact the Spanish economy.

■	Economic Risk. With increased globalization, Spain has had its export presence eroded through competition with other countries due to higher labor costs. In addition, Spain faces high levels of unemployment, although it has been steadily declining. Spain also faces challenges of reforming labor laws lowering inflation and raising per capita gross domestic product. Spain is a member of the EMU, but the strength of the euro since its adoption has raised recent concerns that Spanish exports are being priced out of the range of foreign buyers.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 30.34%. The best calendar quarter return during the period shown above was 38.58% in the 1st quarter of 1998; the worst was –21.78% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	4.45%	10.44%	13.74%
Return After Taxes on Distributions[2]	4.02%	10.20%	13.12%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.19%	9.04%	12.08%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	4.41%	9.78%	14.07%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Spain Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $3,521,250. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $3,521,250 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $22,430 if the Creation Unit is redeemed after one year, $63,930 if the Creation Unit is redeemed after three years, $109,214 if the Creation Unit is redeemed after five years, and $241,322 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Sweden Index Fund

CUSIP: 464286756

Trading Symbol: EWD

Underlying Index: MSCI Sweden Index

Investment Objective

The iShares MSCI Sweden Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as represented by the MSCI Sweden Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Index consists of stocks traded primarily on the Stockholm Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Telefonaktiebolaget LM Ericsson Class B, Nordea Bank AB and Hennes & Mauritz AB Class B and its three largest industries were capital goods, banks and technology hardware & equipment. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Swedish economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Swedish products and services or changes in any of these economies may cause an impact in the Swedish economy:

■	European Economic Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the Economic and Monetary Union of the European Union (the “EMU”). EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Although Sweden is not part of the EMU, the Swedish economy is sensitive to fluctuations in the economies of other European countries through trade.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Structural Risk (Labor Risk). Sweden’s previous efforts to comply with the EMU restrictions have resulted in reduced government spending and interim higher unemployment. In addition, Sweden has an extensive social welfare system. The Swedish workforce is over eighty (80) percent unionized. These conditions may impact the Swedish economy through increased production costs and higher governmental spending. This higher spending and large scale unionization may stifle Swedish economic growth or cause prolonged periods of recession.

Commodity Exposure Risk. The Swedish economy is dependent on the export of natural resources and natural resource products. There is a risk that any changes in these sectors could have an adverse impact on the Swedish economy.

iShares MSCI Sweden Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 19.77%. The best calendar quarter return during the period shown above was 36.63% in the 4th quarter of 1999; the worst was –29.67% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	10.20%	5.61%	10.57%
Return After Taxes on Distributions[2]	9.84%	5.38%	9.54%
Return After Taxes on Distributions and Sale of Fund Shares[2]	6.98%	4.75%	9.02%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	10.31%	4.60%	11.79%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,300 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2005 was $2,031,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,300 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,031,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,805 if the Creation Unit is redeemed after one year, $37,736 if the Creation Unit is redeemed after three years, $63,849 if the Creation Unit is redeemed after five years, and $140,031 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Sweden Index Fund

iShares MSCI Switzerland Index Fund

CUSIP: 464286749

Trading Symbol: EWL

Underlying Index: MSCI Switzerland Index

Investment Objective

The iShares MSCI Switzerland Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as represented by the MSCI Switzerland Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Zurich Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Nestle SA Registered, Novartis AG and UBS AG Registered and its three largest industries were pharmaceuticals biotechnology & life sciences, diversified financials and food beverage & tobacco. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Swiss economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on Swiss products and services or changes in any of these economies may cause an impact in the Swiss economy:

■	European Economic Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the Economic and Monetary Union of the European Union (the “EMU”). EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Although Switzerland is neither part of the EMU nor the European Union, the Swiss economy is sensitive to fluctuations in the economies of other European countries through trade.

■	U.S. Economic Risk. The United States is a large trade and investment partner in Switzerland. Any changes in the U.S. economy or any downturn in economic activity may have an effect on Swiss exports.

Lack of Natural Resources Risk. Switzerland has a dearth of natural resources. The country is dependent upon imports for raw materials and to expand the range of goods and services available in the country. Switzerland is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets would have a great impact on Swiss economy.

Structural Risk (Bankruptcy Risk). The Swiss economy has been experiencing a near record amount of bankruptcies. It appears that the increase in bankruptcies is due in part to restructuring and will continue to increase. These bankruptcies may affect investment in the Swiss economy and the rights of investors to reclaim assets.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 18.64%. The best calendar quarter return during the period shown above was 24.63% in the 4th quarter of 1998; the worst was –22.09% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	14.34%	3.20%	6.81%
Return After Taxes on Distributions[2]	14.31%	3.16%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares[2]	9.54%	2.77%	5.82%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.33%	4.70%	8.31%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Switzerland Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 125,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,856,250. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,856,250 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,759 if the Creation Unit is redeemed after one year, $52,418 if the Creation Unit is redeemed after three years, $89,146 if the Creation Unit is redeemed after five years, and $196,295 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI United Kingdom Index Fund

CUSIP: 464286699

Trading Symbol: EWU

Underlying Index: MSCI United Kingdom Index

Investment Objective

The iShares MSCI United Kingdom Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as represented by the MSCI United Kingdom Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the London Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were BP PLC, HSBC Holdings PLC and GlaxoSmithKline PLC and its three largest industries were banks, energy and pharmaceuticals biotechnology & life sciences. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The British economy is dependent on the economies of Europe as they are key trading partners. Reduction in spending on British products and services or changes in any of these economies may cause an impact in the British economy:

■	European Economic Risk. Most developed countries in Western Europe are members of the European Union and many are also members of the Economic and Monetary Union of the European Union (the “EMU”). EMU member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Although the United Kingdom is not part of the EMU, the British economy is sensitive to fluctuations in the economies of other European countries through trade.

■	U.S. Economic Risk. The United States is a large trade and investment partner in the United Kingdom. Any changes in the U.S. economy or any downturn in economic activity may have an effect on the United Kingdom.

Risk of Uncertainty of European Union. In May and June 2005, voters in France and the Netherlands, respectively, rejected ratification of the European Constitution causing some other countries to postpone moves toward ratification. These or other events, including political and economic developments, could cause market disruptions, and could adversely affect the value of securities held by the Fund.

Structural Risk (Government Control of Economy). The British Government has privatized most state-owned companies, including British Steel, British Airways, British Telecom, British Coal, British Aerospace, and British Gas. Although in some cases the government retains a “golden share” in these companies. Governmental involvement or control in these sectors may stifle competition in certain sectors or cause adverse effects on economic growth.

Security Risk. Another continuing challenge for the United Kingdom has been threats of terrorism that may impact the British economy.

iShares MSCI United Kingdom Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 17.90%. The best calendar quarter return during the period shown above was 18.43% in the 1st quarter of 1998; the worst was –17.32% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	6.63%	3.33%	8.07%
Return After Taxes on Distributions[2]	6.14%	2.76%	7.29%
Return After Taxes on Distributions and Sale of Fund Shares[2]	4.95%	2.64%	6.80%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	7.35%	4.13%	8.77%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $3,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,360,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $3,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,360,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $31,050 if the Creation Unit is redeemed after one year, $82,415 if the Creation Unit is redeemed after three years, $138,464 if the Creation Unit is redeemed after five years, and $301,978 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI United Kingdom Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

For its investment advisory services to the Funds, BGFA is paid a fee based on each Fund’s allocable portion of the aggregate net assets of iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund (iShares MSCI Australia Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, and iShares MSCI Singapore Index Fund are offered in a separate Prospectus) equal to each of those Fund’s allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those Funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate net assets of those Funds in excess of $24.0 billion.

For the fiscal year ended August 31, 2006, for its investment advisory services to the Funds, BGFA was paid a fee based on each Fund’s allocable portion of the aggregate net assets of iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund (iShares MSCI Australia Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, and iShares MSCI Singapore Index Fund are offered in a separate Prospectus) equal to each of those Fund’s allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those Funds in excess of $11.0 billion.

For the fiscal year ended August 31, 2006, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table.

iShares MSCI Index Fund	Percentage of Average Daily Net Assets
Austria	0.54%
Belgium	0.54%
EMU	0.54%
France	0.54%
Germany	0.54%
Italy	0.54%
Netherlands	0.54%
Spain	0.54%
Sweden	0.54%
Switzerland	0.54%
United Kingdom	0.54%

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

A discussion regarding the basis for the Company’s Board of Directors’ approval of the investment advisory agreement with BGFA is available in the Funds’ annual report for the fiscal year ended August 31, 2006.

Portfolio Managers

Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges or elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares MSCI Index Funds section.

iShares Shareholder Information

The Company’s Board of Directors has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Directors has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The Funds are listed on a national securities exchange, such as the NYSE, the AMEX or the NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Company, including that such investment companies enter into an agreement with the Company.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund will be disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The approximate value is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its Underlying Index.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

iShares Shareholder Information

Unless your investment in shares is through a tax-exempt entity or taxed-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell your shares.

Taxes on Distributions

Distributions paid out of a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of each Fund’s total assets at the end of its taxable year will consist of foreign stocks or securities, each Fund will “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of a Fund beginning on or before December 31, 2007, U.S. source interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, generally ranging from 40,000 to 600,000 shares or multiples thereof, depending on the Fund. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard

iShares Shareholder Information

creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee”. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund.

Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee and the number of shares per Creation Unit.

iShares MSCI Funds	Approximate Value of Creation Unit	Fee for In-kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Redemptions*	Number of Shares Per Creation Unit
Austria	$3,161,000	$600	0.67%	0.67%	100,000
Belgium	$943,200	$700	0.30%	0.30%	40,000
EMU	$4,691,500	$8,000	1.05%	1.05%	50,000
France	$6,284,000	$2,900	0.25%	0.25%	200,000
Germany	$7,209,000	$1,500	0.25%	0.25%	300,000
Italy	$4,564,500	$1,400	0.30%	0.30%	150,000
Netherlands	$1,247,000	$1,000	0.25%	0.25%	50,000
Spain	$3,521,250	$1,500	0.25%	0.45%	75,000
Sweden	$2,031,000	$1,300	0.30%	0.30%	75,000
Switzerland	$2,856,250	$1,500	0.40%	0.40%	125,000
United Kingdom	$4,360,000	$3,500	0.25%	0.75%	200,000

*	As a percentage of amount invested.

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for each Fund on an agency basis. SEI does not maintain a secondary market in shares of the Funds. SEI has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the past five fiscal years or less, as applicable. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds’ financial statements, in the annual report (available upon request).

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$26.62	$17.04	$10.61	$8.19	$8.18

Income from investment operations:
Net investment income[a]	0.44	0.29	0.21	0.09	0.13
Net realized and unrealized gain (loss)[b]	4.31	9.38	6.39	2.43	(0.12)

Total from investment operations	4.75	9.67	6.60	2.52	0.01

Less distributions from:
Net investment income	(0.29)	(0.09)	(0.17)	(0.10)	–

Total distributions	(0.29)	(0.09)	(0.17)	(0.10)	–

Net asset value, end of year	$31.08	$26.62	$17.04	$10.61	$8.19

Total return	18.00%	56.82%	62.70%	31.15%	0.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$391,637	$196,952	$57,920	$22,288	$14,740
Ratio of expenses to average net assets	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income to average net assets	1.48%	1.26%	1.37%	0.98%	1.57%
Portfolio turnover rate[c]	32%	21%	11%	26%	32%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.94	$14.77	$11.16	$10.43	$11.81

Income from investment operations:
Net investment income[a]	0.75	0.71	0.37	0.41	0.25
Net realized and unrealized gain (loss)[b]	3.95	3.75	4.25	0.43	(1.56)

Total from investment operations	4.70	4.46	4.62	0.84	(1.31)

Less distributions from:
Net investment income	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Total distributions	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Net asset value, end of year	$22.83	$18.94	$14.77	$11.16	$10.43

Total return	25.66%	30.22%	42.88%	8.25%	(11.10)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$152,484	$46,960	$24,813	$21,871	$10,427
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	3.60%	3.89%	2.79%	4.10%	2.26%
Portfolio turnover rate[c]	10%	10%	21%	8%	18%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$74.97	$59.38	$50.12	$46.02	$56.74

Income from investment operations:
Net investment income[a]	2.73	1.76	1.36	0.93	0.75
Net realized and unrealized gain (loss)[b]	15.90	15.13	8.69	3.62	(11.47)

Total from investment operations	18.63	16.89	10.05	4.55	(10.72)

Less distributions from:
Net investment income	(1.32)	(1.30)	(0.79)	(0.45)	–

Total distributions	(1.32)	(1.30)	(0.79)	(0.45)	–

Net asset value, end of year	$92.28	$74.97	$59.38	$50.12	$46.02

Total return	25.18%	28.54%	20.07%	10.05%	(18.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,794,921	$547,284	$326,606	$165,388	$131,168
Ratio of expenses to average net assets	0.54%	0.58%	0.79%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.23%	2.50%	2.29%	2.08%	1.44%
Portfolio turnover rate[c]	8%	8%	11%	7%	3%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$25.41	$20.40	$16.90	$15.52	$19.53

Income from investment operations:
Net investment income[a]	0.55	0.47	0.24	0.23	0.18
Net realized and unrealized gain (loss)[b]	5.52	4.84	3.54	1.33	(4.19)

Total from investment operations	6.07	5.31	3.78	1.56	(4.01)

Less distributions from:
Net investment income	(0.32)	(0.30)	(0.28)	(0.18)	–

Total distributions	(0.32)	(0.30)	(0.28)	(0.18)	–

Net asset value, end of year	$31.16	$25.41	$20.40	$16.90	$15.52

Total return	24.13%	26.13%	22.44%	10.22%	(20.53)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$211,886	$81,326	$61,201	$54,075	$49,674
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	1.95%	1.98%	1.23%	1.56%	1.00%
Portfolio turnover rate[c]	10%	7%	9%	9%	3%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$19.08	$14.96	$12.57	$12.07	$15.19

Income from investment operations:
Net investment income[a]	0.57	0.28	0.19	0.21	0.11
Net realized and unrealized gain (loss)[b]	4.15	4.03	2.40	0.41	(3.23)

Total from investment operations	4.72	4.31	2.59	0.62	(3.12)

Less distributions from:
Net investment income	(0.12)	(0.19)	(0.20)	(0.12)	–

Total distributions	(0.12)	(0.19)	(0.20)	(0.12)	–

Net asset value, end of year	$23.68	$19.08	$14.96	$12.57	$12.07

Total return	24.82%	28.89%	20.55%	5.39%	(20.54)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$802,795	$314,793	$98,764	$101,800	$94,160
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.62%	1.54%	1.27%	1.98%	0.77%
Portfolio turnover rate[c]	12%	9%	9%	11%	9%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$25.77	$20.21	$16.67	$15.15	$17.79

Income from investment operations:
Net investment income[a]	1.07	0.78	0.56	0.43	0.37
Net realized and unrealized gain (loss)[b]	4.15	5.42	3.59	1.47	(3.01)

Total from investment operations	5.22	6.20	4.15	1.90	(2.64)

Less distributions from:
Net investment income	(0.51)	(0.64)	(0.61)	(0.38)	–

Total distributions	(0.51)	(0.64)	(0.61)	(0.38)	–

Net asset value, end of year	$30.48	$25.77	$20.21	$16.67	$15.15

Total return	20.61%	30.74%	25.09%	12.79%	(14.84)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$146,324	$42,526	$27,279	$29,997	$29,538
Ratio of expenses to average net assets	0.54%	0.57%	0.83%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	n/a	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.87%	3.18%	2.85%	2.84%	2.34%
Portfolio turnover rate[c]	15%	18%	9%	22%	10%

[a]	Based on average shares outstanding throughout the period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$19.10	$15.70	$14.31	$14.69	$18.59

Income from investment operations:
Net investment income[a]	0.60	0.57	0.39	0.30	0.25
Net realized and unrealized gain (loss)[b]	4.95	3.09	1.37	(0.43)	(4.11)

Total from investment operations	5.55	3.66	1.76	(0.13)	(3.86)

Less distributions from:
Net investment income	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Total distributions	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Net asset value, end of year	$24.17	$19.10	$15.70	$14.31	$14.69

Total return	29.53%	23.40%	12.28%	(0.78)%	(20.79)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$109,991	$63,974	$28,265	$18,599	$19,103
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	2.78%	3.13%	2.45%	2.37%	1.48%
Portfolio turnover rate[c]	17%	6%	9%	18%	15%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$35.70	$27.55	$22.39	$17.95	$21.33

Income from investment operations:
Net investment income[a]	1.07	0.79	0.44	0.24	0.17
Net realized and unrealized gain (loss)[b]	8.78	7.97	4.99	4.36	(3.55)

Total from investment operations	9.85	8.76	5.43	4.60	(3.38)

Less distributions from:
Net investment income	(0.74)	(0.61)	(0.27)	(0.16)	–

Total distributions	(0.74)	(0.61)	(0.27)	(0.16)	–

Net asset value, end of year	$44.81	$35.70	$27.55	$22.39	$17.95

Total return	28.09%	31.85%	24.28%	25.81%	(15.85)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$178,130	$66,945	$45,456	$50,372	$18,850
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.67%	2.33%	1.64%	1.22%	0.85%
Portfolio turnover rate[c]	6%	8%	6%	17%	14%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$21.58	$16.82	$12.59	$9.88	$12.88

Income from investment operations:
Net investment income[a]	0.76	0.46	0.28	0.25	0.12
Net realized and unrealized gain (loss)[b]	3.96	4.45	4.20	2.58	(3.12)

Total from investment operations	4.72	4.91	4.48	2.83	(3.00)

Less distributions from:
Net investment income	(0.42)	(0.15)	(0.25)	(0.12)	–

Total distributions	(0.42)	(0.15)	(0.25)	(0.12)	–

Net asset value, end of year	$25.88	$21.58	$16.82	$12.59	$9.88

Total return	22.16%	29.21%	35.81%	29.04%	(23.29)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$151,427	$61,513	$27,758	$16,992	$8,154
Ratio of expenses to average net assets	0.54%	0.58%	0.92%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets	3.13%	2.28%	1.74%	2.44%	0.98%
Portfolio turnover rate[c]	14%	6%	9%	12%	31%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$17.63	$14.58	$12.23	$11.59	$12.95

Income from investment operations:
Net investment income[a]	0.27	0.22	0.09	0.05	0.03
Net realized and unrealized gain (loss)[b]	4.71	2.92	2.31	0.62	(1.38)

Total from investment operations	4.98	3.14	2.40	0.67	(1.35)

Less distributions from:
Net investment income	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Total distributions	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Net asset value, end of year	$22.49	$17.63	$14.58	$12.23	$11.59

Total return	28.36%	21.54%	19.56%	5.89%	(10.47)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$188,319	$79,324	$41,920	$33,643	$31,883
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	1.34%	1.34%	0.64%	0.43%	0.20%
Portfolio turnover rate[c]	11%	5%	4%	10%	12%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.74	$15.72	$13.00	$12.77	$15.11

Income from investment operations:
Net investment income[a]	0.97	0.60	0.48	0.39	0.48
Net realized and unrealized gain (loss)[b]	2.79	2.76	2.72	0.12	(2.60)

Total from investment operations	3.76	3.36	3.20	0.51	(2.12)

Less distributions from:
Net investment income	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Total distributions	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Net asset value, end of year	$21.92	$18.74	$15.72	$13.00	$12.77

Total return	20.61%	21.53%	24.77%	4.20%	(14.19)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$872,409	$464,850	$452,870	$150,809	$120,067
Ratio of expenses to average net assets	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income to average net assets	4.81%	3.39%	3.11%	3.23%	3.39%
Portfolio turnover rate[c]	10%	11%	6%	6%	14%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Index Provider

MSCI is a leading provider of global indices and benchmark-related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Sydney, Frankfurt, Milan, Paris and San Francisco. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Company, BGI, BGFA, Investors Bank or the Distributor.

BGI has entered into a license agreement with MSCI to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Company at no charge.

Disclaimers

The iShares MSCI Index Funds (“iShares Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any representation or warranty, express or implied, to the owners of the iShares Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Funds particularly or the ability of the MSCI Indices to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indices, which are determined, composed and calculated by MSCI without regard to BGI, BGFA or the iShares Funds. MSCI has no obligation to take the needs of BGI, BGFA or the owners of the iShares Funds into consideration in determining, composing or calculating the MSCI Indices. MSCI is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Funds or the timing of the issuance or sale of such shares. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices has any obligation or liability to owners of the iShares Funds in connection with the administration of the iShares Funds, or the marketing or trading of shares of the iShares Funds. Although MSCI obtains information for inclusion in or for use in the calculation of the MSCI Indices from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices guarantees the accuracy and or the completeness of the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any warranty, express or implied, as to results to be obtained by BGI, BGFA, the owners of the iShares Funds, or any other person or entity from the use of the MSCI indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indices or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of the iShares Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote iShares without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Shares of the Company are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any iShares Fund or any member of the public regarding the ability of any iShares Fund to track the total return performance of any MSCI Index or the ability of any MSCI Index identified herein to track stock market performance. The MSCI Indices identified herein are determined, composed and calculated by MSCI without regard to any iShares Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any MSCI Index, nor in the determination of the timing of, prices of, or quantities of the shares of any iShares Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any iShares Fund in connection with the administration, marketing or trading of the shares of the Fund.

iShares Disclaimers

The AMEX does not guarantee the accuracy and/or the completeness of any MSCI Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Company on behalf of its iShares Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Company, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Company are not sponsored, endorsed or promoted by the NYSE or any of its affiliates. Neither the NYSE nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The MSCI Indices identified herein are determined, composed and calculated by MSCI without regard to the shares of any Fund. The NYSE and its affiliates are not responsible for, and have not been participated in, the determination of the compilation or the calculation of the MCSI Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE and its affiliates have no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE and its affiliates do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE and its affiliates make no warranty, express or implied, as to results to be obtained by the Company on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Company are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by MSCI without regard to any Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Company on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

BGFA does not guarantee the accuracy and/or the completeness of the MSCI Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares Funds, to the owners of the shares of any iShares Fund, or to any other person or entity, from the use of any MSCI Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares Disclaimers

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading (the “Exchange”), as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the calendar year of 2005 through September 30, 2006.

Each line in the table shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI Austria Index Fund	Greater than 2.0%	3	0.68%
	Greater than 1.5% and Less than 2.0%	2	0.45%
	Greater than 1.0% and Less than 1.5%	19	4.32%
	Greater than 0.5% and Less than 1.0%	72	16.36%
	Between 0.5% and -0.5%	263	59.78%
	Less than -0.5% and Greater than -1.0%	58	13.18%
	Less than -1.0% and Greater than -1.5%	16	3.64%
	Less than -1.5% and Greater than -2.0%	1	0.23%
	Less than -2.0% and Greater than -2.5%	2	0.45%
	Less than -2.5%	4	0.91%

iShares MSCI Belgium Index Fund	Greater than 1.5%	1	0.23%
	Greater than 1.0% and Less than 1.5%	14	3.18%
	Greater than 0.5% and Less than 1.0%	60	13.64%
	Between 0.5% and -0.5%	321	72.95%
	Less than -0.5% and Greater than -1.0%	38	8.64%
	Less than -1.0% and Greater than -1.5%	4	0.91%
	Less than -1.5%	2	0.45%

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI EMU Index Fund	Greater than 2.0% and Less than 2.5%	1	0.23%
	Greater than 1.5% and Less than 2.0%	3	0.68%
	Greater than 1.0% and Less than 1.5%	6	1.36%
	Greater than 0.5% and Less than 1.0%	75	17.05%
	Between 0.5% and -0.5%	312	70.90%
	Less than -0.5% and Greater than -1.0%	34	7.73%
	Less than -1.0% and Greater than -1.5%	8	1.82%
	Less than -1.5% and Greater than -2.0%	1	0.23%

iShares MSCI France Index Fund	Greater than 2.0% and Less than 2.5%	1	0.23%
	Greater than 1.5% and Less than 2.0%	2	0.45%
	Greater than 1.0% and Less than 1.5%	7	1.59%
	Greater than 0.5% and Less than 1.0%	43	9.77%
	Between 0.5% and -0.5%	357	81.14%
	Less than -0.5% and Greater than -1.0%	26	5.91%
	Less than -1.0% and Greater than -1.5%	4	0.91%

iShares MSCI Germany Index Fund	Greater than 2.0% and Less than 2.5%	1	0.23%
	Greater than 1.5% and Less than 2.0%	2	0.45%
	Greater than 1.0% and Less than 1.5%	11	2.50%
	Greater than 0.5% and Less than 1.0%	54	12.27%
	Between 0.5% and -0.5%	325	73.86%
	Less than -0.5% and Greater than -1.0%	37	8.41%
	Less than -1.0% and Greater than -1.5%	9	2.05%
	Less than -1.5%	1	0.23%

iShares MSCI Italy Index Fund	Greater than 2.0% and Less than 2.5%	2	0.45%
	Greater than 1.5% and Less than 2.0%	2	0.45%
	Greater than 1.0% and Less than 1.5%	6	1.36%
	Greater than 0.5% and Less than 1.0%	38	8.64%
	Between 0.5% and -0.5%	353	80.24%
	Less than -0.5% and Greater than -1.0%	34	7.73%
	Less than -1.0% and Greater than -1.5%	3	0.68%
	Less than -1.5%	2	0.45%

iShares MSCI Netherlands Index Fund	Greater than 1.5% and Less than 2.0%	4	0.91%
	Greater than 1.0% and Less than 1.5%	12	2.73%
	Greater than 0.5% and Less than 1.0%	67	15.23%
	Between 0.5% and -0.5%	315	71.59%
	Less than -0.5% and Greater than -1.0%	36	8.18%
	Less than -1.0% and Greater than -1.5%	2	0.45%
	Less than -1.5% and Greater than -2.0%	3	0.68%
	Less than -2.0%	1	0.23%

iShares MSCI Spain Index Fund	Greater than 1.5%	1	0.23%
	Greater than 1.0% and Less than 1.5%	11	2.50%
	Greater than 0.5% and Less than 1.0%	40	9.09%
	Between 0.5% and -0.5%	337	76.61%
	Less than -0.5% and Greater than -1.0%	47	10.67%
	Less than -1.0% and Greater than -1.5%	2	0.45%
	Less than -1.5% and Greater than -2.0%	2	0.45%

iShares MSCI Sweden Index Fund	Greater than 1.5% and Less than 2.0%	3	0.68%
	Greater than 1.0% and Less than 1.5%	11	2.50%
	Greater than 0.5% and Less than 1.0%	60	13.64%
	Between 0.5% and -0.5%	302	68.64%
	Less than -0.5% and Greater than -1.0%	46	10.45%
	Less than -1.0% and Greater than -1.5%	16	3.64%
	Less than -1.5%	2	0.45%

iShares Supplemental Information

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI Switzerland Index Fund	Greater than 2.0% and Less than 2.5%	1	0.23%
	Greater than 1.5% and Less than 2.0%	3	0.68%
	Greater than 1.0% and Less than 1.5%	17	3.86%
	Greater than 0.5% and Less than 1.0%	87	19.77%
	Between 0.5% and -0.5%	309	70.24%
	Less than -0.5% and Greater than -1.0%	21	4.77%
	Less than -1.0%	2	0.45%

iShares MSCI United Kingdom Index Fund	Greater than 1.5% and Less than 2.0%	3	0.68%
	Greater than 1.0% and Less than 1.5%	24	5.45%
	Greater than 0.5% and Less than 1.0%	98	22.27%
	Between 0.5% and -0.5%	270	61.37%
	Less than -0.5% and Greater than -1.0%	38	8.64%
	Less than -1.0% and Greater than -1.5%	5	1.14%
	Less than -1.5% and Greater than -2.0%	2	0.45%

II. Total Return Information

The tables on the following pages present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended August 31, 2006.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares MSCI Austria Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
18.00%	17.28%	17.59%	31.64%	31.65%	32.73%	13.06%	13.11%	13.70%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
18.00%	17.28%	17.59%	295.33%	295.40%	311.99%	241.33%	242.83%	261.02%

iShares Supplemental Information

iShares MSCI Belgium Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.66%	25.39%	26.73%	17.61%	17.73%	15.04%	10.10%	10.10%	10.42%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.66%	25.39%	26.73%	124.99%	126.16%	101.52%	161.71%	161.64%	169.55%

iShares MSCI EMU Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.18%	24.44%	25.68%	11.51%	11.45%	11.88%	3.39%	3.43%	3.74%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
25.18%	24.44%	25.68%	72.43%	71.94%	75.28%	22.59%	22.88%	25.09%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). The first day of secondary market trading of the Fund was 7/31/00.

iShares MSCI France Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.13%	23.99%	24.48%	10.92%	10.91%	11.23%	11.32%	11.44%	11.72%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.13%	23.99%	24.48%	67.90%	67.85%	70.24%	192.23%	195.45%	202.89%

iShares MSCI Germany Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
24.82%	24.00%	25.10%	10.18%	10.27%	10.40%	7.93%	8.05%	8.33%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	INDEX
24.82%	24.00%	25.10%	62.40%	63.05%	64.04%	114.52%	116.94%	122.52%

iShares MSCI Italy Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
20.61%	20.39%	20.48%	13.63%	13.63%	13.44%	12.84%	12.88%	12.78%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
20.61%	20.39%	20.48%	89.47%	89.47%	87.86%	234.81%	235.97%	232.83%

iShares MSCI Netherlands Index Funds

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
29.53%	29.08%	30.15%	7.12%	7.18%	7.55%	6.50%	6.49%	7.92%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
29.53%	29.08%	30.15%	41.05%	41.43%	43.89%	87.65%	87.49%	114.25%

iShares Supplemental Information

iShares MSCI Spain Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
28.09%	27.73%	28.32%	17.32%	17.36%	17.27%	15.02%	15.05%	15.26%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
28.09%	27.73%	28.32%	122.21%	122.68%	121.76%	305.43%	306.35%	313.96%

iShares MSCI Sweden Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.16%	20.80%	22.18%	16.24%	16.26%	16.00%	10.39%	10.38%	11.79%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.16%	20.80%	22.18%	112.20%	112.40%	110.02%	168.69%	168.58%	204.71%

iShares MSCI Switzerland Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
28.36%	28.41%	29.11%	12.08%	12.13%	13.17%	8.07%	8.22%	9.47%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
28.36%	28.41%	29.11%	76.84%	77.29%	85.64%	117.23%	120.39%	147.09%

iShares MSCI United Kingdom Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
20.61%	20.41%	21.36%	10.34%	10.36%	11.15%	8.68%	8.70%	9.40%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
20.61%	20.41%	21.36%	63.52%	63.73%	69.63%	129.96%	130.33%	145.46%

iShares Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Company and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Company's annual or semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

If you have questions about the Funds or shares of the Company or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call: 1-800-iShares
(toll free) 1-800-474-2737
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern time)

Email: iSharesfunds@seic.com

Write: iShares, Inc.
c/o SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-055-01007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

iShares®

iShares, Inc.

iShares, Inc. (the “Company”) currently consists of 24 separate investment portfolios, each a “Fund” and collectively, the “Funds.” Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a single stock market or all of the stock markets in a geographic region compiled by Morgan Stanley Capital International Inc. (“MSCI”) (the “Index Provider”). This Prospectus relates to the following Funds:

iShares MSCI Australia Index Fund

iShares MSCI Brazil Index Fund

iShares MSCI Canada Index Fund

iShares MSCI Emerging Markets Index Fund

iShares MSCI Hong Kong Index Fund

iShares MSCI Japan Index Fund

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Index Fund

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

iShares MSCI Taiwan Index Fund

Barclays Global Fund Advisors (“BGFA”) is the investment adviser to each Fund.

The Company is a registered investment company. The shares of each Fund are listed and traded at market prices on national securities exchanges, such as the New York Stock Exchange (“NYSE”), the American Stock Exchange (“AMEX”) or the NYSE Arca, Inc. (“NYSE Arca”). Market prices for a Fund’s shares may be different from its net asset value per share (“NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems shares at NAV only in blocks that range from 40,000 to 600,000 shares or multiples thereof, depending on the Fund (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, shares of each Fund are not redeemable securities.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Prospectus dated January 1, 2007

®iShares is a registered trademark of Barclays Global Investors, N.A.

“MSCI Australia IndexSM”, “MSCI Brazil IndexSM”, “MSCI Canada IndexSM”, “MSCI Emerging Markets IndexSM”, “MSCI Hong Kong IndexSM”, “MSCI Japan IndexSM”, “MSCI Malaysia IndexSM”, “MSCI Mexico IndexSM”, “MSCI Pacific ex-Japan IndexSM”, “MSCI Singapore IndexSM”, “MSCI South Africa IndexSM”, “MSCI South Korea IndexSM” and “MSCI Taiwan IndexSM” are servicemarks of Morgan Stanley Capital International and have been licensed for use for certain purposes by Barclays Global Investors, N.A. (“BGI”). The Funds are not sponsored, endorsed, sold or promoted by MSCI, and MSCI makes no representations regarding the advisability of investing in shares of the Funds.

page i

page ii

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in the Funds described below. It contains important facts about the Company as a whole and each Fund in particular.

An index is a group of securities that the developer of an index, such as the Index Provider, selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an “index fund” that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its “Underlying Index”) developed by:

MSCI, a leading provider of global indices and benchmark-related products and services to investors worldwide. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI.

BGFA, the investment adviser to each Fund, is a subsidiary of BGI. BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies of the Funds and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of the iShares MSCI Index Funds section provides important information about each Fund, including a brief description of each Fund’s Underlying Index and principal risks specific to that Fund.

Investment Objective of the Funds

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index.

Principal Investment Strategies of the Funds

BGFA uses a “passive” or indexing approach to try to achieve each Fund’s investment objective. Unlike many investment companies, the Funds do not try to “beat” the indices they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund, except the iShares MSCI Emerging Markets Index Fund, will normally invest at least 95% of its assets in the securities of its Underlying Index and in American Depositary Receipts (“ADRs”) based on the securities in its Underlying Index. Each Fund, except those listed below, will at all times invest at least 90% of its assets in the securities of its Underlying Index and ADRs. In order to provide a Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in the smaller markets, each of the iShares MSCI Australia Index, iShares MSCI Brazil Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund will at all times invest at least 80% of its assets in the securities of its Underlying Index and ADRs based on securities of its Underlying Index, and at least 90% of its assets in the securities of its Underlying Index or in securities included in the relevant market, but not in its Underlying Index, or in ADRs based on the securities in its Underlying Index.

iShares Overview

The iShares MSCI Emerging Markets Index Fund generally will invest at least 90% of its assets in the securities of its Underlying Index or in ADRs and Global Depositary Receipts (“GDRs”) representing such securities. In order to improve portfolio liquidity and give the Fund additional flexibility to comply with the requirements of the U.S. Internal Revenue Code and other regulatory requirements and to manage future corporate actions and index changes in smaller markets, the iShares MSCI Emerging Markets Index Fund may invest the remainder of its assets in securities that are not included in its Underlying Index or in ADRs and GDRs representing such securities. The iShares MSCI Emerging Markets Index Fund may invest the remainder of its assets in other iShares Funds that seek to track the performance of equity securities of constituent countries of the MSCI Emerging Markets Index.

Each Fund also may invest its other assets in futures contracts, options on futures contracts, other types of options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses a representative sampling indexing strategy to manage the Funds. The Description of the iShares MSCI Index Funds section describes the indexing strategy of each Fund.

Representative Sampling

“Representative sampling” is investing in a representative sample of securities in the relevant Underlying Index, which has a similar investment profile as the relevant Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund’s performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A correlation percentage of 100% would indicate perfect correlation. The difference between 100% and the Fund’s actual correlation with the Underlying Index is called “tracking error”. A Fund using a representative sampling can be expected to have a greater tracking error than a Fund using a replication indexing strategy. “Replication” is a strategy in which a Fund invests in substantially all of the securities in its Underlying Index in approximately the same proportions as in the Underlying Index.

Industry Concentration Policy

The iShares MSCI Singapore Index and iShares MSCI South Korea Index Funds have the following concentration policy: With respect to the two most heavily weighted industries or groups of industries in its Underlying Index, each Fund will invest in securities (consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in each Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its Underlying Index. An exception to this policy is that if investment in the stock of a single issuer would account for more than 25% of each Fund, each Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its Underlying Index. Each Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy.

The iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI South Africa Index Fund and iShares MSCI Taiwan Index Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries.

Principal Risk Factors Common to All Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of the iShares MSCI Index Funds section. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and/or its ability to meet its objectives.

Asset Class Risk

The returns from the types of securities in which a Fund invests may under-perform returns from the various general securities markets or different asset classes. The stocks in the Underlying Indices may under-perform fixed-income investments and stock market investments that track other markets, segments and sectors. Different types of securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets.

Concentration Risk

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and may be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Currency Risk

Because each Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up.

Derivatives Risk

A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Emerging Market Risk

Some foreign markets in which the Funds invest are considered to be emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in a developed market. The following Funds invest in emerging markets: the iShares MSCI Brazil Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund.

iShares Principal Risk Factors Common to All Funds

Foreign Security Risk

Each Fund invests entirely within the equity markets of a single country or region. These markets are subject to special risks associated with foreign investment including, but not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets; less publicly available information about issuers; the imposition of taxes; higher transaction and custody costs; settlement delays and risk of loss; difficulties in enforcing contracts; less liquidity and smaller market capitalizations; lesser regulation of securities markets; different accounting and disclosure standards; governmental interference; higher inflation; social, economic and political uncertainties; the risk of expropriation of assets; and the risk of war.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk

Each Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. Therefore, each Fund is subject to management risk. This is the risk that BGFA’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

Market Risk

Each Fund’s NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund’s NAV in response to market movements, and over longer periods during market downturns.

Market Trading Risks

Absence of Prior Active Market

Although the shares of the Funds described in this Prospectus are listed for trading on national securities exchanges and certain foreign exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Lack of Market Liquidity

Secondary market trading in Fund shares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in Fund shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of any Fund will continue to be met or will remain unchanged.

Shares of the Funds May Trade at Prices Other Than NAV

Shares of the Funds may trade at, above or below their NAV. The per share NAV of each Fund will fluctuate with changes in the market value of such Fund’s holdings. The trading prices of a Fund’s shares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that shares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund’s shares should not be sustained. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Non-Diversification Risk

Each Fund is classified as “non-diversified.” This means that each Fund may invest most of its assets in securities issued by or representing a small number of companies. As a result, each Fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Passive Investment Risk

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. or foreign market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Tracking Error Risk

Imperfect correlation between a Fund’s securities and those in its Underlying Index, rounding of prices, changes in the Underlying Index and regulatory policies may cause a Fund’s performance to diverge from the performance of its Underlying Index. This is called “tracking error”. Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

Portfolio Holdings Information

A description of the Company’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ combined Statement of Additional Information (“SAI”). The top largest holdings of each Fund can be found at www.iShares.com. Fund fact sheets provide information regarding each Fund’s top holdings and may be requested by calling 1-800-iShares.

iShares Portfolio Holdings Information

Description of the iShares MSCI Index Funds

iShares MSCI Australia Index Fund

CUSIP: 464286103

Trading Symbol: EWA

Underlying Index: MSCI Australia Index

Investment Objective

The iShares MSCI Australia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as measured by the MSCI Australia Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Australian Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were BHP Billiton Ltd, National Australia Bank Ltd. and Commonwealth Bank of Australia and its three largest industries were banks, materials and real estate. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Commodity Exposure Risk. The agricultural and mining sectors of Australia’s economy account for the majority of its exports. Therefore, Australia is susceptible to fluctuations in the commodity markets and, in particular, on the price and demand for agricultural products and natural resources. Any changes in these sectors could have an adverse impact on the Australian economy.

Reliance on Exports Risk. The Australian economy is dependent on the economies of Asia, Europe and the United States as key trading partners. Reduction in spending on Australian products and services or changes in any of these economies may cause an adverse impact in the Australian economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

■	European Economic Risk. Most developed countries in Western Europe are members of the European Union, and many are also members of Economic and Monetary Union of the European Union (the “EMU”). EMU Member states have adopted a single currency, the euro, which would replace their respective national currency. The EMU requires compliance with restrictions on inflation rates, deficits, and debt levels, and the tight fiscal and monetary controls necessary to join the EMU, each of which may significantly affect every country in Europe. Eastern European markets remain relatively undeveloped and can be particularly sensitive to political and economic developments.

■	U.S. Economic Risk. The United States is Australia’s single largest trade and investment partner. Any changes in the U.S. economy or any downturn in economic activity may have an effect on Australian exports.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 13.07%. The best calendar quarter return during the period shown above was 19.81% in the 4th quarter of 2004; the worst was –15.81% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	16.67%	18.47%	9.96%
Return After Taxes on Distributions[2]	15.85%	17.54%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares[2]	11.41%	15.82%	8.28%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	16.02%	18.04%	10.14%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Australia Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,258,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,258,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $28,293 if the Creation Unit is redeemed after one year, $78,468 if the Creation Unit is redeemed after three years, $133,219 if the Creation Unit is redeemed after five years, and $292,947 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Brazil Index Fund

CUSIP: 464286400

Trading Symbol: EWZ

Underlying Index: MSCI Brazil Index

Investment Objective

The iShares MSCI Brazil Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as represented by the MSCI Brazil Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Bolsa de Valores de São Paulo. As of September 30, 2006, the Underlying Index’s three largest stocks were Petroleo Brasilerio SA — Pref., Petroleo Brasilerio SA and Companhia Vale do Rio Doce — Pref. Class A and its three largest industries were energy, materials and banks. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Structural Risks. There are risks of currency instability and excessive government debt that affect the Brazilian economy, which subsequently will affect investment made by the Fund. Such challenges have contributed to a high degree of price volatility in both the Brazilian equity and foreign currency markets, which could affect investments in the Fund.

■	Currency Instability Risk. Brazil has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Brazilian currency, the real.

■	Large Government Debt Risk. Brazil also has suffered from chronic structural public sector deficits. Brazil’s outstanding government debt has in recent times been as high as 51% of gross domestic product. Total foreign debt is still large in relation to Brazil’s export base.

Risks of Privatization Results. The Brazilian government began a program of privatization, notably in telecommunications and in energy. Many of these investors suffered huge losses in the face of adverse regulatory decisions and especially the sharp depreciation of the currency. The energy sector suffered large losses. There is no assurance that similar losses will not recur.

Central and South American Regional Economic Risk. In addition, the Brazilian economy may be significantly affected by the economies of other Central and South American countries. High interest, inflation, and unemployment rates generally characterize the economies in Central and South American countries. Currency devaluations in any one Central and South American country can have a significant affect on the entire region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Central and South American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Central and South American countries can experience significant volatility.

Valuation and Risk. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

iShares MSCI Brazil Index Fund

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 16.35%. The best calendar quarter return during the period shown above was 40.50% in the 4th quarter of 2002; the worst was –40.27% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	52.46%	18.02%	12.33%
Return After Taxes on Distributions[2]	51.77%	17.34%	11.60%
Return After Taxes on Distributions and Sale of Fund Shares[2]	34.33%	15.50%	10.33%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	56.45%	20.50%	15.04%

1	Inception date: 7/10/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional results will be repeated in the future.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.70%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $1,929,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,929,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $18,576 if the Creation Unit is redeemed after one year, $47,931 if the Creation Unit is redeemed after three years, $79,865 if the Creation Unit is redeemed after five years, and $172,517 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Brazil Index Fund

iShares MSCI Canada Index Fund

CUSIP: 464286509

Trading Symbol: EWC

Underlying Index: MSCI Canada Index

Investment Objective

The iShares MSCI Canada Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Toronto Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Royal Bank of Canada, Manulife Financial Corp. and Bank of Nova Scotia and its three largest industries were energy, banks and materials. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Commodity Exposure Risk. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources. The Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. There is a risk that any changes in these sectors could have an adverse impact on the Canadian economy.

Reliance on Exports Risk. The Canadian economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Canadian products and services or changes in the U.S. economy may cause an impact in the Canadian economy:

■	U.S. Economic Risk. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Canada has more than doubled. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues. The new agreement may further affect Canada’s dependency on the U.S. economy.

Structural Risk (Political Risk). In addition, past periodic demands by the Province of Quebec for sovereignty have significantly affected equity valuations and foreign currency movements in the Canadian market.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 9.86%. The best calendar quarter return during the period shown above was 21.44% in the 4th quarter of 1999; the worst was –24.40% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	27.84%	11.35%	13.23%
Return After Taxes on Distributions[2]	27.86%	11.36%	12.27%
Return After Taxes on Distributions and Sale of Fund Shares[2]	18.42%	10.04%	11.44%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.31%	11.29%	13.86%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Canada Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,900 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,395,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,900 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,395,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $17,011 if the Creation Unit is redeemed after one year, $45,227 if the Creation Unit is redeemed after three years, $76,015 if the Creation Unit is redeemed after five years, and $165,837 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Emerging Markets Index Fund

Cusip: 464287234

Trading Symbol: EEM

Underlying Index: MSCI Emerging Markets Index

Investment Objective

The iShares MSCI Emerging Markets Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The MSCI Emerging Markets Index was developed by MSCI as an equity benchmark for international stock performance. The Underlying Index is designed to measure equity market performance in the global emerging markets. As of September 30, 2006, the Underlying Index consisted of the following 25 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. As of September 30, 2006, the Underlying Index’s three largest stocks were Gazprom, Samsung Electronics Co. Ltd. GDR Registered and Taiwan Semiconductors Manufacturing Co. Ltd. ADR and its three largest industries were energy, banks and materials. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

In order to improve its portfolio liquidity and its ability to track the Underlying Index, the Fund may invest up to 10% of its assets in shares of other iShares Funds that seek to track the performance of equity securities of constituent countries of the MSCI Emerging Markets Index. BGFA will not charge portfolio management fees on that portion of the Fund’s assets invested in shares of other iShares Funds.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values, and may suffer from extreme and volatile debt burdens or inflation rates. These countries may be subject to other protectionist measures imposed or negotiated by the countries with which they trade.

Structural Risks. Certain emerging market countries are subject to a considerable degree of economic, political and social instability.

■	Economic Risk. Some emerging market countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, while others have experienced economic recessions causing a negative effect on the economies and securities markets of such emerging countries.

■

Political & Social Risk. Some governments are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging market countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of

iShares MSCI Emerging Markets Index Fund

democratization, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging market countries. Unanticipated political or social developments may result in sudden and significant investment losses.

■	Expropriation Risk. Investing in emerging market countries involves a great risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested by certain emerging market countries. As an example, in the past some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled. There is no assurance that similar expropriations will not recur in Eastern European or other countries.

Geographic Risk. In addition, some of these countries are located in parts of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis. Any such event could cause a large impact on their respective economies.

Securities Markets Risk. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging countries are frequently less developed and reliable than those in the United States (and other developed countries) and may involve the Fund’s delivery of securities before receipt of payment for their sale. In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could cause the Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 9.78%. The best calendar quarter return during the period shown above was 18.49% in the 4th quarter of 2004; the worst was –7.92% in the 2nd quarter of 2004.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	Since Fund Inception[1]
Fund:
Return Before Taxes	33.77%	43.72%
Return After Taxes on Distributions[2]	33.67%	43.62%
Return After Taxes on Distributions and Sale of Fund Shares[2]	22.36%	38.70%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	34.00%	42.69%

1	Inception date: 4/7/2003.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Emerging Markets Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.75%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.75%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$240	$417	$930

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems iShares at NAV only in large blocks of 150,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $7,700 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $14,577,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $7,700 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $14,577,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $126,992 if the Creation Unit is redeemed after one year, $364,605 if the Creation Unit is redeemed after three years, $622,844 if the Creation Unit is redeemed after five years, and $1,370,818 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Hong Kong Index Fund

CUSIP: 464286871

Trading Symbol: EWH

Underlying Index: MSCI Hong Kong Index

Investment Objective

The iShares MSCI Hong Kong Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited (SEHK). As of September 30, 2006, the Underlying Index’s three largest stocks were Hutchison Whampoa Ltd., Cheung Kong (Holdings) Ltd. and Sun Hung Kai Properties Ltd. and its three largest industries were real estate, utilities and banks. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Hong Kong economy is dependent on the economies of Asia, Europe and the United States as key trading partners. Reduction in spending on Hong Kong products and services or changes in any of these economies may cause an impact in the Hong Kong economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region. China remains Hong Kong’s largest trading partner.

■	U.S. Economic Risk. The United States is a large trade and investment partner in Hong Kong. Any changes in the U.S. economy or any downturn in economic activity may have an effect on Hong Kong’s exports.

Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (SAR) of China under the principle of “one country, two systems.” China is obligated to maintain the previously existing capitalist economic and social system of Hong Kong through June 30, 2047. The continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China, causing uncertainty as to whether China will continue to respect the relative independence of Hong Kong and not exert a tighter grip in the country’s political, economic, and social concerns.

iShares MSCI Hong Kong Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 13.46%. The best calendar quarter return during the period shown above was 26.95% in the 4th quarter of 1998; the worst was –30.12% in the 4th quarter of 1997.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	7.84%	3.73%	2.73%
Return After Taxes on Distributions[2]	6.81%	2.91%	1.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	5.10%	2.67%	1.72%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	8.40%	4.35%	4.65%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $1,074,750. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $1,074,750 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $9,922 if the Creation Unit is redeemed after one year, $22,570 if the Creation Unit is redeemed after three years, $36,372 if the Creation Unit is redeemed after five years, and $76,636 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Hong Kong Index Fund

iShares MSCI Japan Index Fund

CUSIP: 464286848

Trading Symbol: EWJ

Underlying Index: MSCI Japan Index

Investment Objective

The iShares MSCI Japan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as represented by the MSCI Japan Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Tokyo Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Toyota Motor Corp., Mitsubishi UFJ Financial Group, Inc. and Mizuho Financial Group, Inc. and its three largest industries were banks, capital goods and automobiles & components. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures and rising commodity prices. Japanese economic growth has been dependent on the U.S. and Chinese economies, with trade increasing with China in recent years.

Structural Risks. Japan may be subject to risks relating to political, economic, and labor risks. Any of these risks, individually or in the aggregate, can impact an investment made in Japan.

■	Political Risk. Historically, Japan has had unpredictable national politics and may have the possibility of frequent turnover in the future. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments.

■	Economic Risk. The Japanese economy faces several concerns, including a financial system with large levels of nonperforming loans; over-leveraged corporate balance sheets; extensive cross-ownership by major corporations; a changing corporate governance structure; and large government deficits. These issues may cause a slowdown in the growth of the Japanese economy.

■	Currency Risk. The Japanese yen has fluctuated widely at times and any increase in its value, due to the dependence of exports, may cause a fall off in exports that could weaken the economy.

■	Labor Risk. Japan has an aging workforce. It is a labor market undergoing fundamental structural changes, as traditional lifetime employment clashes with the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness.

Geographic Risk. In addition, Japan is located in a part of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis. Any such event could cause a negative impact to the Japanese economy.

Security Risk. Japan’s relations with its neighbors, China, North Korea, South Korea and Russia among others, have at times been strained due to territorial disputes, historical animosities or defense concerns. Most recently, the Japanese government has shown concern of the increased nuclear and military activity by North Korea. Strained relations may cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 0.59%. The best calendar quarter return during the period shown above was 26.25% in the 4th quarter of 1998; the worst was –19.80% in the 4th quarter of 1997.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	24.65%	4.01%	–0.40%
Return After Taxes on Distributions[2]	24.60%	4.01%	–0.46%
Return After Taxes on Distributions and Sale of Fund Shares[2]	16.15%	3.48%	–0.33%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	25.52%	4.56%	0.35%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Japan Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 600,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $8,136,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $8,136,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $54,887 if the Creation Unit is redeemed after one year, $150,755 if the Creation Unit is redeemed after three years, $255,365 if the Creation Unit is redeemed after five years, and $560,550 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Malaysia Index Fund

CUSIP: 464286830

Trading Symbol: EWM

Underlying Index: MSCI Malaysia Index

Investment Objective

The iShares MSCI Malaysia Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as represented by the MSCI Malaysia Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Malayan Banking Bhd, Bumiputra-Commerce Holdings Bhd, and IOI Corp. Bhd and its three largest industries were banks, utilities and food beverage & tobacco. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Risks of Capital Controls. In recent times, Malaysian currency volatility and general economic deterioration led to the initial imposition and then reversal of stringent capital controls. At that time there was a prohibition on repatriation of capital and an indefinite prohibition on free transfers of securities.

■	Possibility of Levy on Repatriation by Fund. There was also a levy placed on profits repatriated by foreign entities such as the Fund. This disruption of the creation/redemption mechanism for the Fund adversely affected the trading market for shares of the Fund, resulting in their trading at prices that differed materially from their net asset value (NAV) on many days. There can be no assurance that this or some other levy will not be reinstated by Malaysian authorities in the future, to the possible detriment of the Fund and its shareholders.

■	Potential Future Controls on Capital. There can be no assurance that the Company will be able to offer and redeem such Creation Units on an in-kind basis at any time in the future. The Malaysian capital controls have been changed in significant ways since they were first adopted and without prior warning. There can be no assurance that the Malaysian capital controls will not be changed in the future in ways that adversely affect the Fund and its shareholders.

Reliance on Exports Risk. The Malaysian economy is dependent on the economies of Southeast Asia and the United States as key trading partners. Reduction in spending on Malaysian products and services or changes in any of these economies may cause an impact in the Malaysian economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

■	U.S. Economic Risk. The United States is a large trade and investment partner in Malaysia. Any changes in the U.S. economy or any downturn in economic activity may have an effect on Malaysian exports.

iShares MSCI Malaysia Index Fund

Geographic Risk. In addition, Malaysia is located in a part of the world prone to natural disasters, such as earthquakes, volcanoes or tsunamis. Any such event could cause a large impact on the Malaysian economy.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

(Since the capital controls were imposed, the shares of the Fund have often traded at discounts or premiums to their NAV. Since the Company’s decision to permit offers and redemptions of Creation Units of the Fund’s shares for U.S. dollars, shares of the Fund have traded at prices that have generally been close to their NAV. However, there can be no assurance that this will continue to be the case.)

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 13.08%. The best calendar quarter return during the period shown above was 122.01% in the 2nd quarter of 1999; the worst was –46.01% in the 2nd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	1.57%	8.87%	–4.19%
Return After Taxes on Distributions[2]	0.13%	8.16%	–4.59%
Return After Taxes on Distributions and Sale of Fund Shares[2]	1.02%	7.33%	–3.65%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	2.29%	10.03%	–3.06%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 75,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $5,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $583,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $5,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $583,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $13,194 if the Creation Unit is redeemed after one year, $20,014 if the Creation Unit is redeemed after three years, $27,457 if the Creation Unit is redeemed after five years, and $49,170 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Malaysia Index Fund

iShares MSCI Mexico Index Fund

CUSIP: 464286822

Trading Symbol: EWW

Underlying Index: MSCI Mexico Index

Investment Objective

The iShares MSCI Mexico Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as represented by the MSCI Mexico Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Mexican Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were America Movil SA de CV Series L, Cemex SA de CV and Telefonos de Mexico SA de CV Series L and its three largest industries were telecommunication services, materials and food & staples retailing. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Mexican economy is dependent on the economies of the United States as a key trading partner. Reduction in spending on Mexican products and services or changes in the U.S. economy may cause an impact in the Mexican economy:

■	U.S. Economic Risk. The Mexican economy may be significantly affected by the U.S. economy, given that the United States is Mexican’s largest trading partner and foreign investor. Since the implementation of the North American Free Trade Agreement (NAFTA) in 1994, total two-way merchandise trade between the United States and Mexico has increased. To further this relationship, all three NAFTA countries entered into The Security and Prosperity Partnership of North America in March 2005, which addressed economic and security related issues (such as information sharing, defense of borders, reducing trade costs). The new agreement may further affect Mexico’s dependency on the U.S. economy.

Structural Risks. There are political and currency instability risks that may adversely affect the Mexican economy, which subsequently will affect investment made by the Fund. Such challenges have contributed to a high degree of price volatility in both the Mexican equity and foreign currency markets, which could affect investments in the Fund.

■	Political Risk. Mexico has been destabilized by local insurrections in certain regions, particularly the State of Chiapas. Recurrence of these conditions may adversely impact the Mexican economy. In addition, Mexico has had one political party dominating government, until the elections of 2000. Recently, Mexican elections have been challenged and have been very closely decided. Changes in political parties or other Mexican political events may affect the economy and cause instability.

■	Currency Instability Risk. Mexico has, in recent history, experienced substantial economic instability resulting from, among other things, periods of very high inflation and significant devaluations of the Mexican currency, the peso.

Central and South American Economic Risk. In addition, the Mexican economy may be significantly affected by the economies of other Central and South American countries. High interest, inflation, and unemployment rates generally characterize the economies in Central and South American countries. Currency devaluations in any one Central and South American country can have a significant affect on the entire region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region’s exports, the economies of Central and South American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in many Central and South American countries can experience significant volatility.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 20.74%. The best calendar quarter return during the period shown above was 35.92% in the 4th quarter of 1999; the worst was –24.30% in the 3rd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	45.61%	23.73%	16.30%
Return After Taxes on Distributions[2]	45.32%	23.14%	15.68%
Return After Taxes on Distributions and Sale of Fund Shares[2]	30.03%	20.79%	14.38%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	49.11%	24.61%	18.27%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

iShares MSCI Mexico Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,400 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,320,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,400 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,320,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $26,640 if the Creation Unit is redeemed after one year, $77,559 if the Creation Unit is redeemed after three years, $133,120 if the Creation Unit is redeemed after five years, and $295,212 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Pacific ex-Japan Index Fund

CUSIP: 464286665

Trading Symbol: EPP

Underlying Index: Pacific Free ex-Japan Index

Investment Objective

The iShares MSCI Pacific ex-Japan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific Free ex-Japan Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks from the following four countries: Australia, Hong Kong, New Zealand and Singapore. As of September 30, 2006, the Underlying Index’s three largest stocks were BHP Billiton Ltd., National Australia Bank Ltd. and Commonwealth Bank of Australia and its three largest industries were banks, real estate and materials. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. These economies are dependent on the economies of Asia and the United States as key trading partners. Reduction in spending on their products and services or changes in any of these economies may cause an impact in their economies:

■	Asian Economic Risk. In addition, many of the Pacific region economies can be exposed to high inflation rates, undeveloped financial services sectors, and heavy reliance on international trade. Currency devaluations or restrictions, political and social instability, and deteriorating economic conditions may result in significant downturns and increased volatility in the economies of countries of the Pacific region as it has in the past.

■	Interdependence Risk. Many of the Pacific region economies are intertwined, and it is not uncommon for many of the countries to be in recessions at the same time. The region’s four economies are also dependent on the economies of Asia, Europe and the United States and, in particular, on the price and demand for agricultural products and natural resources. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets of Asian countries may affect the Fund’s investments.

■	For example, Hong Kong’s economy is dependent on trade, and its relationship with China, along with the economies of Asia and the United States.

■	As a small open economy, Singapore is particularly vulnerable to external economic influences. While Singapore has been a leading manufacturer of electronic goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may adversely affect Singapore’s economy.

■	Australia and New Zealand rely on trade with each other and a reliance on the health of the U.S. and other Asian economies.

iShares MSCI Pacific ex-Japan Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 13.25%. The best calendar quarter return during the period shown above was 16.33% in the 4th quarter of 2004; the worst was –11.75% in the 3rd quarter of 2002.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	Since Fund Inception[1]
Fund:
Return Before Taxes	14.02%	20.84%
Return After Taxes on Distributions[2]	13.08%	20.00%
Return After Taxes on Distributions and Sale of Fund Shares[2]	9.61%	17.94%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	13.81%	20.80%

1	Inception date: 10/25/2001.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.50%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.50%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $6,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $11,161,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $6,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $11,161,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $69,030 if the Creation Unit is redeemed after one year, $190,904 if the Creation Unit is redeemed after three years, $323,994 if the Creation Unit is redeemed after five years, and $712,796 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Pacific ex-Japan Index Fund

iShares MSCI Singapore Index Fund

CUSIP: 464286673

Trading Symbol: EWS

Underlying Index: MSCI Singapore Index

Investment Objective

The iShares MSCI Singapore Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean markets, as represented by the MSCI Singapore Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Singapore Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were DBS Group Holdings Ltd., United Overseas Bank Ltd. and Singapore Telecommunications Ltd. and its three largest industries were banks, capital goods and real estate. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Singapore economy is dependent on the economies of Asia, mainly Indonesia, Malaysia and China, as key trading partners. Reduction in spending on Singapore products and services or changes in any of these economies may cause an impact in the Singapore economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region. A large portion of Singapore’s large export sector comes from serving as a manufacturing base for multinational corporations making it susceptible to movement of industry and labor costs that may cause the loss of this sector. The country’s competitive position is being threatened with the emergence of China and its own rising wages.

Lack of Natural Resources Risk. Singapore is a small island state with few raw material resources and limited land area. Singapore is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets would have a great impact on the Singapore economy.

Given its size and position, Singapore is sensitive to the socio-political and economic developments of its neighbors, Indonesia and Malaysia, relying on both as markets for Singapore’s service industry and on Malaysia for its raw water supply.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 18.73%. The best calendar quarter return during the period shown above was 55.99% in the 4th quarter of 1998; the worst was –36.28% in the 2nd quarter of 1998.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	15.57%	5.98%	–2.21%
Return After Taxes on Distributions[2]	14.12%	5.21%	–2.84%
Return After Taxes on Distributions and Sale of Fund Shares[2]	10.11%	4.71%	–2.21%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	14.37%	5.53%	–1.84%

1	Inception date: 3/12/1996.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

iShares MSCI Singapore Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.54%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$55	$173	$302	$677

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 100,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $2,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $938,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $2,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $938,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $9,167 if the Creation Unit is redeemed after one year, $20,203 if the Creation Unit is redeemed after three years, $32,245 if the Creation Unit is redeemed after five years, and $67,377 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI South Africa Index Fund

CUSIP: 464286780

Trading Symbol: EZA

Underlying Index: MSCI South Africa Index

Investment Objective

The iShares MSCI South Africa Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as represented by the MSCI South Africa Index (the “Underlying Index”). The Fund’s investment objective may be changed without shareholder approval.

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Johannesburg Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Sasol Ltd., Standard Bank Group Ltd. and MTN Group Ltd. and its three largest industries were materials, energy and telecommunication services. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Structural Risks. Various domestic and geopolitical factors have affected South Africa’s economic performance, with risks relating to political, economic and labor risks. Any of these risks, individually or in the aggregate, can impact an investment made in South Africa.

■	Political and Social Risk. South Africa has a two-tiered economy; one rivaling other developed countries and the other with only the most basic infrastructure and therefore exhibits many characteristics associated with developing countries, and has uneven distribution of wealth and income. This may cause civil and social unrest, which may impact the South African economy. There is also the risk that ethnic and civil conflict could result in the abandonment of many of South Africa’s free market reforms. In addition, there is a serious health crisis due to high rates of human immunodeficiency virus (HIV).

■	Economic Risk. While South Africa is a developing country with a strong supply of natural resources, issues of unemployment and income disparity continue to cause economic concerns. Although economic reforms have been enacted to promote growth and foreign investments, there can be no assurance that these programs will achieve the desired results. In addition, South Africa’s currency reserves have presented local problems in the past, leaving its currency vulnerable at times to devaluation.

iShares MSCI South Africa Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was –6.71%. The best calendar quarter return during the period shown above was 26.12% in the 3rd quarter of 2005; the worst was –7.47% in the 1st quarter of 2005.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	Since Fund Inception[1]
Fund:
Return Before Taxes	26.50%	40.47%
Return After Taxes on Distributions[2]	26.13%	40.04%
Return After Taxes on Distributions and Sale of Fund Shares[2]	17.72%	35.67%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	28.34%	42.34%

1	Inception date: 2/3/2003.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.70%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $1,200 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $4,570,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $1,200 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $4,570,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $35,069 if the Creation Unit is redeemed after one year, $104,682 if the Creation Unit is redeemed after three years, $180,411 if the Creation Unit is redeemed after five years, and $400,130 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI South Africa Index Fund

iShares MSCI South Korea Index Fund

CUSIP: 464286772

Trading Symbol: EWY

Underlying Index: MSCI Korea Index

Investment Objective

The iShares MSCI South Korea Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as represented by the MSCI Korea Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the South Korean Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Samsung Electronics Co. Ltd., Kookmin Bank and POSCO and its three largest industries were semiconductors & semiconductor equipment, banks, and capital goods. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending on South Korean products and services or changes in any of these economies, mainly in China or Southeast Asia, may cause an impact in the South Korean economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

■	U.S. Economic Risk. The United States is a large trade and investment partner in South Korea. Any changes in the U.S. economy or any downturn in economic activity may have an effect on South Korean exports.

Structural Risks. South Korea may be subject to risks relating to economic and labor risks. Any of these risks, individually or in the aggregate, can impact an investment made in South Korea.

■	Economic Risk. Among these structural concerns are the country’s underdeveloped financial markets and a general lack of regulatory transparency. The South Korean economy has issues with conglomerates, the need to creating a more liberalized economy with a mechanism for bankrupt firms to exit the market. All these factors may adversely affect the South Korean economy and cause a diversion of corporate investment to China and other lower wage countries.

■	Labor Risk. South Korea’s economic growth potential is susceptible due to a rapidly aging population, large scale emigration and structural problems. Among these structural concerns are issues of the rigidity of South Korea’s labor regulations and the need for more constructive relations between management and workers.

Security Risk. North and South Korea each have substantial military capabilities, and historical local tensions between the two present the risk of war. Any outbreak of hostilities between the two countries could have a severe adverse effect on the South Korean economy and securities markets.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 6.04%. The best calendar quarter return during the period shown above was 58.55% in the 4th quarter of 2001; the worst was –21.37% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year*	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	55.00%	30.70%	15.47%
Return After Taxes on Distributions[2]	55.04%	30.69%	15.47%
Return After Taxes on Distributions and Sale of Fund Shares[2]	36.11%	27.72%	13.75%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	56.97%	32.98%	16.07%

1	Inception date: 5/9/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

*	Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional results will be repeated in the future.

iShares MSCI South Korea Index Fund

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.70%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,368,500. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $4,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,368,500 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $24,907 if the Creation Unit is redeemed after one year, $60,934 if the Creation Unit is redeemed after three years, $100,126 if the Creation Unit is redeemed after five years, and $213,838 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Taiwan Index Fund

CUSIP: 464286731

Trading Symbol: EWT

Underlying Index: MSCI Taiwan Index

Investment Objective

The iShares MSCI Taiwan Index Fund seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as represented by the MSCI Taiwan Index (the “Underlying Index”).

Principal Investment Strategy

The Underlying Index consists of stocks traded primarily on the Taiwan Stock Exchange. As of September 30, 2006, the Underlying Index’s three largest stocks were Taiwan Semiconductors Manufacturing Co. Ltd., Hon Hai Precision Industry Co. Ltd. and Cathay Financial Holdings Co. Ltd. and its three largest industries were technology hardware & equipment, semiconductors & semiconductor equipment and materials. The Fund uses a representative sampling strategy in seeking to track the Underlying Index.

Principal Risks Specific to Fund

In addition to the risks listed in the section “Principal Risk Factors Common to All Funds,” the Fund is subject to the risks listed below.

Reliance on Exports Risk. The Taiwanese economy is dependent on the economies of Asia, mainly Japan and China, and the United States as key trading partners. Reduction in spending on Taiwanese products and services or changes in any of these economies may cause an impact in the Taiwanese economy:

■	Asian Economic Risk. Most Asian economies are characterized by over-extension of credit, currency devaluations and restrictions, rising unemployment, high inflation, decreased exports and economic recessions. Currency devaluations in any one country can have a significant effect on the entire Asian region. Recently, the economies in the Asian region have suffered significant downturns as well as significant volatility. Increased political and social unrest in any Asian country could cause further economic and market uncertainty in the region.

■	U.S. Economic Risk. The United States is a large trade and investment partner in Taiwan. Any changes in the U.S. economy or any downturn in economic activity may have an effect on Taiwanese exports.

Security Risk. Taiwan’s size and geographic proximity to the People’s Republic of China, and its history of political contention with China, which regards Taiwan as a renegade province, have resulted in ongoing tensions with China, including the continual risk of invasion by, or war with, China and other factors, which may materially impact the Taiwanese economy and securities markets.

Structural Risk (Labor Risk). The prospect of continued relocation of labor-intensive industries to countries with cheaper work forces and environmental concerns may adversely affect the Taiwanese economy.

Secondary Market Trading Risk. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might otherwise be experienced on days when the Fund accepts purchase and redemption orders.

iShares MSCI Taiwan Index Fund

Performance Information

The bar chart and table that follow show how the Fund has performed in the past on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. How the Fund has performed in the past (before and after taxes) does not necessarily indicate how it will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section at the end of this Prospectus.

Year-By-Year Returns

(Years Ended December 31)

The Fund’s total return for the nine months ended September 30, 2006 was 5.14%. The best calendar quarter return during the period shown above was 52.27% in the 4th quarter of 2001; the worst was –29.25% in the 3rd quarter of 2001.

Average Annual Total Returns

(for the periods ended December 31, 2005)

	1 Year	5 Years	Since Fund Inception[1]
Fund:
Return Before Taxes	4.89%	4.46%	–6.73%
Return After Taxes on Distributions[2]	4.87%	4.59%	–6.76%
Return After Taxes on Distributions and Sale of Fund Shares[2]	3.55%	4.03%	–5.50%
Underlying Index (Index returns do not reflect deductions for fees, expenses, or taxes)	6.38%	5.75%	–5.78%

1	Inception date: 6/20/2000.

2	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The Fund’s returns after taxes on distributions and sale of fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of fund shares. As a result, the Fund’s returns after taxes on distributions and sale of fund shares may exceed the Fund’s returns before taxes and/or returns after taxes on distributions.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund.

Shareholder Fees	None
(fees paid directly from your investment, but see the Creation Transaction Fees and Redemption Transaction Fees section below)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund’s assets)*
Management Fees	0.70%
Distribution and Service (12b-1) Fees	None
Other Expenses**	None
Total Annual Fund Operating Expenses	0.70%

*	Expressed as a percentage of average net assets.

**	The Company’s Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Company, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$224	$390	$871

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $4,500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of September 30, 2006 was $2,618,000. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption transaction fee of $4,500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $2,618,000 and a 5% return each year, and assuming that the Fund’s operating expenses remain the same, the total costs would be $27,688 if the Creation Unit is redeemed after one year, $67,509 if the Creation Unit is redeemed after three years, $110,828 if the Creation Unit is redeemed after five years, and $236,514 if the Creation Unit is redeemed after ten years.

*	See the Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged up to four times the standard creation or redemption transaction fee.

iShares MSCI Taiwan Index Fund

Management

Investment Adviser

As investment adviser, BGFA has overall responsibility for the general management and administration of the Company. BGFA provides an investment program for each Fund and manages the investment of each Fund’s assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA’s extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

For its investment advisory services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, and iShares MSCI Taiwan Index Fund, BGFA is paid advisory fees equal to each of those Fund’s allocable portion of: 0.74% per year of the aggregate net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate net assets of those Funds between $2 billion and $4 billion, plus 0.64% per year of the aggregate net assets of those Funds greater than $4 billion; for its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid advisory fees equal to 0.50% per year of the net assets of that Fund; for its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid advisory fees equal to 0.75% per year of the aggregate net assets of that Fund less than or equal to $14.0 billion, plus 0.68% per year of the aggregate net assets of that Fund between $14.0 billion and $28.0 billion, plus 0.61% per year of the aggregate net assets of that Fund in excess of $28.0 billion; for its investment advisory services to each of the other Funds included in this Prospectus, BGFA is paid a fee based on each Fund’s allocable portion of the aggregate net assets of iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund (iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund are offered in a separate Prospectus) equal to each of those Fund’s allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those Funds between $11.0 billion and $24.0 billion, plus 0.44% per year of the aggregate net assets of those Funds in excess of $24.0 billion.

For the fiscal year ended August 31, 2006, for its investment advisory services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, and iShares MSCI Taiwan Index Fund, BGFA was paid advisory fees equal to each of those Fund’s allocable portion of: 0.74% per year of the aggregate net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate net assets of those Funds between $2 billion and $4 billion, plus 0.64% per year of the aggregate net assets of those Funds greater than $4 billion. For the fiscal year ended August 31, 2006, for its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA was paid advisory fees equal to 0.50% per year of the net assets of that Fund. For the fiscal year ended August 31, 2006, for its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA was paid advisory fees equal to 0.75% per year of the aggregate net assets of that Fund. For the fiscal year ended August 31, 2006, for its investment advisory services to each of the other Funds included in this Prospectus, BGFA was paid a fee based on each Fund’s allocable portion of the aggregate net assets of iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund,

iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund (iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund are offered in a separate Prospectus) equal to each of those Fund’s allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of those Funds between $7.0 billion and $11.0 billion, plus 0.49% per year of the aggregate net assets of those Funds in excess of $11.0 billion.

For the fiscal year ended August 31, 2006, BGFA received management fees from each Fund based on a percentage of the Fund’s average daily net assets, as shown in the following table.

iShares MSCI Index Fund	Percentage of Average Daily Net Assets
Australia	0.54%
Brazil	0.70%
Canada	0.54%
Emerging Market	0.75%
Hong Kong	0.54%
Japan	0.54%
Malaysia	0.54%
Mexico	0.54%
Pacific ex-Japan	0.50%
Singapore	0.54%
South Africa	0.70%
South Korea	0.70%
Taiwan	0.70%

A discussion regarding the basis for the Company’s Board of Directors’ approval of the investment advisory agreement with BGFA is available in the Funds’ annual report for the fiscal year ended August 31, 2006.

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2006, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1.6 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Portfolio Managers

Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”) are primarily responsible for the day-to-day management of the Funds. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities, but each Portfolio Manager has appropriate limitations on his or her authority for risk management and compliance purposes.

Patrick O’Connor is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since February 2006. Mr. O’Connor has been a portfolio manager with BGFA and BGI since 1999.

iShares Management

S. Jane Leung is an employee of BGFA and BGI and has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Funds since September 2006. Ms. Leung has been a portfolio manager with BGFA and BGI since 2001.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of shares in the Funds for which they are Portfolio Managers.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company (“Investors Bank”) is the administrator, custodian and transfer agent for each Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell shares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling Shares

Shares of the Funds trade on national securities exchanges or elsewhere during the trading day. Shares can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges.

Shares of the Funds may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section. Once created, shares of the Funds generally trade in the secondary market in amounts less than a Creation Unit.

Shares of the Funds trade under the trading symbols listed for each Fund in the Description of the iShares MSCI Index Funds section.

The Company’s Board of Directors has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares (“frequent trading”) that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a Fund’s portfolio securities after the close of the primary markets for the Fund’s portfolio securities and the reflection of that change in the Fund’s NAV (“market timing”), because each Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash, with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund’s portfolio securities. The Board of Directors has not adopted a policy of monitoring for other frequent trading activity because shares of the Funds are listed and traded on national securities exchanges.

The Funds are listed on a national securities exchange, such as the NYSE, the AMEX or the NYSE Arca. Each national securities exchange on which Fund shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including shares of each Fund. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Company, including that such investment companies enter into an agreement with the Company.

Book Entry

Shares of the Funds are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee, is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Funds are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares of the Funds. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any rights as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Share Prices

The trading prices of shares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of shares of each Fund will be disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers or market data vendors. This approximate value should not be viewed as a “real-time” update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day as discussed below. The approximate value is generally determined by using current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Funds. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Determination of Net Asset Value

Investors Bank calculates the NAV for each Fund generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time. The NAV of each Fund is calculated by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent. In calculating the Fund’s NAV, a Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the “Securities Act”)); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security

iShares Shareholder Information

affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Because foreign markets may be open on different days than the days during which a shareholder may purchase a Fund’s shares, the value of the Fund’s investments may change on days when shareholders are not able to purchase the Fund’s shares.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a different rate from the rates used by MSCI may adversely affect a Fund’s ability to track its Underlying Index.

Dividends and Distributions

Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Taxes

As with any investment, you should consider how your investment in shares of the Funds will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Funds.

Unless your investment in shares is through a tax-exempt entity or taxed-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:

■	A Fund makes distributions, and

■	You sell your shares.

Taxes on Distributions

Distributions paid out of a Fund’s net investment income (other than qualified dividend income), including distributions out of the Fund’s net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by a Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held a Fund’s shares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund’s shares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

Dividends and interest received by a Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United

States may reduce or eliminate such taxes. Since more than 50% of each Fund’s total assets at the end of its taxable year will consist of foreign stocks or securities, each Fund will “pass through” to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income, or, subject to certain limitations, a credit in calculating your federal income tax.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies; provided, however, that for taxable years of a Fund beginning on or before December 31, 2007, U.S. source interest related dividends and short-term capital gain dividends generally will not be subject to such U.S. withholding tax.

In order for a distribution to qualify as an interest-related dividend or a short-term capital gain dividend, a Fund must designate it as such in a writing to shareholders; depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes When Shares are Sold

Currently, any capital gain or loss realized upon a sale of shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxation on Fund distributions and sales of shares. Consult your personal tax adviser about the potential tax consequences of an investment in shares of a Fund under all applicable tax laws.

Creations and Redemptions

The shares that trade in the secondary market are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units, generally ranging from 40,000 to 600,000 shares or multiples thereof, depending on the Fund. Each “creator” enters into an authorized participant agreement with SEI Investments Distribution Co. (“SEI”), the Fund’s distributor, which is subject to acceptance by the transfer agent, and then deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, shares can only be redeemed in a specified number of Creation Units, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, shares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

iShares Shareholder Information

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of a Fund a “distribution,” as such term is used in the Securities Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not “underwriters,” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national securities exchange.

Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in-kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge up to the maximum amount shown below under “Maximum Creation/Redemption Transaction Fee”. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring the securities to the Fund. Redeemers of shares in Creation Units are responsible for the costs of transferring the securities from the Fund.

Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of September 30, 2006, the approximate value of one Creation Unit per Fund, including the standard creation and redemption transaction fee and the number of shares per Creation Unit.

iShares MSCI Funds	Approximate Value of Creation Unit	Fee for In-kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases*	Maximum Additional Variable Charge for Cash Redemptions*	Number of Shares Per Creation Unit
Australia	$4,258,000	$2,400	0.60%	0.60%	200,000
Brazil	$1,929,000	$2,400	* *	***	50,000
Canada	$2,395,000	$1,900	0.30%	0.30%	100,000
Emerging Markets	$14,577,000	$7,700	* *	***	150,000
Hong Kong	$1,074,750	$2,000	0.60%	0.60%	75,000
Japan	$8,136,000	$5,000	0.15%	0.40%	600,000
Malaysia	$583,500	$5,000	* *	***	75,000
Mexico	$4,320,000	$1,400	0.50%	0.50%	100,000
Pacific ex-Japan	$11,161,000	$6,000	1.80%	1.50%	100,000
Singapore	$938,000	$2,000	1.60%	1.30%	100,000
South Africa	$4,570,000	$1,200	0.75%	0.75%	50,000
South Korea	$2,368,500	$4,000	* *	***	50,000
Taiwan	$2,618,000	$4,500	* *	***	200,000

*	As a percentage of amount invested.

**	The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed 3.00%.

***	The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

Householding

Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Distribution

SEI serves as the distributor of Creation Units for each Fund on an agency basis. SEI does not maintain a secondary market in shares of the Funds. SEI has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund. SEI’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

iShares Distribution

Financial Highlights

The financial highlights tables are intended to help investors understand each Fund’s financial performance for the past five fiscal years or less, as applicable. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by PricewaterhouseCoopers LLP, whose report is included, along with the Funds’ financial statements, in the annual report (available upon request).

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$18.28	$13.56	$11.22	$9.36	$9.24

Income from investment operations:
Net investment income[a]	0.75	0.70	0.45	0.32	0.23
Net realized and unrealized gain (loss)[b]	3.23	4.60	2.32	1.81	(0.07)

Total from investment operations	3.98	5.30	2.77	2.13	0.16

Less distributions from:
Net investment income	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Total distributions	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Net asset value, end of year	$21.59	$18.28	$13.56	$11.22	$9.36

Total return	22.35%	39.58%	24.95%	23.33%	1.74%

Ratios/Supplemental data:
Net assets, end of year (000s)	$686,407	$369,355	$178,998	$87,541	$76,731
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	3.75%	4.13%	3.37%	3.21%	2.47%
Portfolio turnover rate[c]	7%	17%	9%	8%	5%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$28.18	$16.96	$12.19	$8.30	$11.20

Income from investment operations:
Net investment income[a]	1.00	0.89	0.55	0.32	0.38
Net realized and unrealized gain (loss)[b]	10.49	10.79	4.49	3.68	(3.28)

Total from investment operations	11.49	11.68	5.04	4.00	(2.90)

Less distributions from:
Net investment income	(0.58)	(0.46)	(0.27)	(0.11)	–

Total distributions	(0.58)	(0.46)	(0.27)	(0.11)	–

Net asset value, end of year	$39.09	$28.18	$16.96	$12.19	$8.30

Total return	41.13%	69.72%	41.42%	48.85%	(25.89)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,468,295	$552,285	$209,504	$103,035	$83,788
Ratio of expenses to average net assets	0.70%	0.74%	0.96%	0.99%	0.99%
Ratio of net investment income to average net assets	2.65%	3.94%	3.59%	3.59%	3.50%
Portfolio turnover rate[c]	15%	48%	106%	85%	103%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 13% and 9%, respectively.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$20.30	$14.33	$12.25	$9.49	$10.70

Income from investment operations:
Net investment income[a]	0.25	0.17	0.11	0.10	0.07
Net realized and unrealized gain (loss)[b]	4.29	6.00	2.17	2.69	(1.27)

Total from investment operations	4.54	6.17	2.28	2.79	(1.20)

Less distributions from:
Net investment income	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Total distributions	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Net asset value, end of year	$24.69	$20.30	$14.33	$12.25	$9.49

Total return	22.46%	43.35%	18.70%	29.47%	(11.23)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,101,161	$420,301	$325,298	$503,407	$66,420
Ratio of expenses to average net assets	0.54%	0.57%	0.70%[c]	0.84%	0.84%
Ratio of net investment income to average net assets	1.09%	1.00%	0.81%	0.98%	0.70%
Portfolio turnover rate[d]	20%	9%	10%	10%	5%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005[b]	Year ended Aug. 31, 2004[b]	Period from Apr. 7, 2003[a] to Aug. 31, 2003[b]
Net asset value, beginning of period	$77.92	$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[c]	1.65	1.65	1.13	0.26
Net realized and unrealized gain[d]	18.85	24.72	7.97	11.12

Total from investment operations	20.50	26.37	9.10	11.38

Less distributions from:
Net investment income	(0.99)	(2.41)	(0.27)	–

Total distributions	(0.99)	(2.41)	(0.27)	–

Net asset value, end of period	$97.43	$77.92	$53.96	$45.13

Total return	26.44%	46.17%	20.21%	33.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,969,380	$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[f]	0.77%	0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[f]	0.77%	0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[f]	0.75%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[f]	1.77%	2.40%	2.10%	1.58%
Portfolio turnover rate[g]	12%	9%	8%	10%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$13.01	$10.91	$9.03	$7.99	$8.93

Income from investment operations:
Net investment income[a]	0.38	0.33	0.28	0.23	0.23
Net realized and unrealized gain (loss)[b]	1.17	2.04	1.75	0.95	(1.11)

Total from investment operations	1.55	2.37	2.03	1.18	(0.88)

Less distributions from:
Net investment income	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Total distributions	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Net asset value, end of year	$14.20	$13.01	$10.91	$9.03	$7.99

Total return	12.20%	21.96%	22.69%	15.14%	(9.94)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$882,712	$637,985	$449,923	$250,627	$99,502
Ratio of expenses to average net assets	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets	2.87%	2.75%	2.78%	3.06%	2.56%
Portfolio turnover rate[c]	10%	6%	5%	10%	15%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$10.99	$9.89	$8.29	$7.77	$9.07

Income from investment operations:
Net investment income (loss)[a]	0.06	0.06	0.03	0.00[b]	(0.01)
Net realized and unrealized gain (loss)[c]	2.81	1.08	1.57	0.52	(1.29)

Total from investment operations	2.87	1.14	1.60	0.52	(1.30)

Less distributions from:
Net investment income	(0.06)	(0.04)	(0.00)[b]	–	–

Total distributions	(0.06)	(0.04)	(0.00)[b]	–	–

Net asset value, end of year	$13.80	$10.99	$9.89	$8.29	$7.77

Total return	26.10%	11.58%	19.32%	6.69%	(14.33)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$13,724,590	$7,248,107	$5,863,332	$1,726,855	$666,376
Ratio of expenses to average net assets	0.54%	0.57%	0.64%[d]	0.84%	0.84%
Ratio of net investment income (loss) to average net assets	0.48%	0.59%	0.28%	0.03%	(0.12)%
Portfolio turnover rate[e]	8%	6%	5%	2%	2%

[a]	Based on average shares outstanding throughout each period.

[b]	Rounds to less than $0.01.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$7.19	$6.54	$5.99	$5.68	$5.11

Income from investment operations:
Net investment income[a]	0.26	0.20	0.13	0.10	0.08
Net realized and unrealized gain[b]	0.59	0.61	0.52	0.30	0.52

Total from investment operations	0.85	0.81	0.65	0.40	0.60

Less distributions from:
Net investment income	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Total distributions	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Net asset value, end of year	$7.75	$7.19	$6.54	$5.99	$5.68

Total return	12.35%	12.39%	11.01%	7.39%	11.82%

Ratios/Supplemental data:
Net assets, end of year (000s)	$374,334	$387,575	$224,218	$99,730	$93,262
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	3.46%	2.85%	1.97%	1.91%	1.53%
Portfolio turnover rate[c]	60%	15%	39%	35%	37%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 9% and 9%, respectively.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$29.04	$19.35	$15.04	$13.65	$15.35

Income from investment operations:
Net investment income[a]	0.76	0.42	0.26	0.19	0.32
Net realized and unrealized gain (loss)[b]	11.98	9.55	4.26	1.72	(1.95)

Total from investment operations	12.74	9.97	4.52	1.91	(1.63)

Less distributions from:
Net investment income	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Total distributions	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Net asset value, end of year	$41.30	$29.04	$19.35	$15.04	$13.65

Total return	44.11%	51.77%	30.28%	14.60%	(10.67)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$764,107	$255,557	$129,623	$60,155	$70,994
Ratio of expenses to average net assets	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets	2.06%	1.70%	1.40%	1.43%	2.05%
Portfolio turnover rate[c]	12%	9%	12%	13%	8%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transaction.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002
Net asset value, beginning of period	$97.57	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	3.83	3.70	2.68	1.87	1.35
Net realized and unrealized gain[c]	14.33	21.15	12.53	8.53	1.40

Total from investment operations	18.16	24.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$112.03	$97.57	$75.73	$62.03	$52.51

Total return	19.17%	33.27%	24.74%	20.15%	5.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,094,931	$1,522,107	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	3.67%	4.09%	3.68%	3.47%	2.87%
Portfolio turnover rate[f]	8%	16%	8%	8%	5%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$7.77	$6.52	$5.38	$5.01	$5.34

Income from investment operations:
Net investment income[a]	0.40	0.38	0.22	0.12	0.07
Net realized and unrealized gain (loss)[b]	1.23	1.15	1.04	0.33	(0.36)

Total from investment operations	1.63	1.53	1.26	0.45	(0.29)

Less distributions from:
Net investment income	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Total distributions	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Net asset value, end of year	$9.11	$7.77	$6.52	$5.38	$5.01

Total return	21.61%	24.06%	23.47%	9.30%	(5.42)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$574,620	$341,137	$170,047	$108,202	$88,126
Ratio of expenses to average net assets	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets	4.74%	5.19%	3.50%	2.67%	1.44%
Portfolio turnover rate[c]	6%	8%	9%	14%	9%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003
Net asset value, beginning of period	$82.99	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	2.87	1.92	1.23	0.89
Net realized and unrealized gain[c]	13.78	22.36	13.24	7.20

Total from investment operations	16.65	24.28	14.47	8.09

Less distributions from:
Net investment income	(1.97)	(1.21)	(1.36)	–

Total distributions	(1.97)	(1.21)	(1.36)	–

Net asset value, end of period	$97.67	$82.99	$59.92	$46.81

Total return	20.06%	40.62%	31.30%	20.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$297,898	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[e]	0.70%	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[e]	2.79%	2.62%	2.23%	3.86%
Portfolio turnover rate[f]	7%	32%	13%	17%

[a]	Commencement of operations.

[b]	Based on average shares outstanding throughout each period.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Not annualized.

[e]	Annualized for periods of less than one year.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$34.75	$24.17	$23.06	$21.17	$13.25

Income from investment operations:
Net investment income (loss)[a]	0.31	0.46	0.22	0.19	(0.00)[b]
Net realized and unrealized gain[c]	11.20	10.22	1.13	1.70	7.92

Total from investment operations	11.51	10.68	1.35	1.89	7.92

Less distributions from:
Net investment income	(0.26)	(0.10)	(0.24)	–	–

Total distributions	(0.26)	(0.10)	(0.24)	–	–

Net asset value, end of year	$46.00	$34.75	$24.17	$23.06	$21.17

Total return	33.16%	44.29%	5.83%	8.93%	59.77%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,621,334	$698,455	$315,464	$154,486	$96,336
Ratio of expenses to average net assets	0.70%	0.74%	0.94%	0.99%	1.00%
Ratio of expenses to average net assets exclusive of foreign taxes	0.70%	0.74%	0.94%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.71%	1.49%	0.87%	0.98%	(0.01)%
Portfolio turnover rate[d]	47%	30%	29%	39%	25%

[a]	Based on average shares outstanding throughout each period.

[b]	Rounds to less than $0.01.

[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[d]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 14% and 9%, respectively.

iShares Financial Highlights

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002
Net asset value, beginning of year	$11.57	$10.66	$10.79	$8.82	$9.01

Income from investment operations:
Net investment income (loss)[a]	0.34	0.27	0.14	0.04	(0.03)
Net realized and unrealized gain (loss)[b]	0.80	0.72	(0.25)	1.93	(0.16)

Total from investment operations	1.14	0.99	(0.11)	1.97	(0.19)

Less distributions from:
Net investment income	(0.14)	(0.08)	(0.02)	–	–

Total distributions	(0.14)	(0.08)	(0.02)	–	–

Net asset value, end of year	$12.57	$11.57	$10.66	$10.79	$8.82

Total return	9.84%	9.28%	(1.10)%	22.45%	(2.11)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,893,751	$752,640	$390,228	$234,727	$142,043
Ratio of expenses to average net assets	0.85%	1.03%	1.19%[c]	1.31%	1.33%
Ratio of expenses to average net assets exclusive of foreign taxes	0.70%	0.74%	0.92%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	2.74%	2.34%	1.23%	0.43%	(0.28)%
Portfolio turnover rate[d]	29%	20%	19%	15%	11%

[a]	Based on average shares outstanding throughout each period.

[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.

[c]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.

[d]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2006 and August 31, 2005 would have been 10% and 10%, respectively.

Index Provider

MSCI is a leading provider of global indices and benchmark-related products and services to investors worldwide. It is headquartered in New York, and conducts business worldwide with operations in Geneva, London, Hong Kong, Tokyo, Sydney, Frankfurt, Milan, Paris and San Francisco. Morgan Stanley, a global financial services firm and a market leader in securities, asset management, and credit services, is the majority shareholder of MSCI, and The Capital Group Companies, Inc., a global investment management group, is the minority shareholder. MSCI is not affiliated with the Company, BGI, BGFA, Investors Bank or the Distributor.

BGI has entered into a license agreement with MSCI to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to the Company at no charge.

iShares Index Provider

Disclaimers

The iShares MSCI Index Funds (“iShares Funds”) are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any representation or warranty, express or implied, to the owners of the iShares Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Funds particularly or the ability of the MSCI Indices to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the MSCI Indices, which are determined, composed and calculated by MSCI without regard to BGI, BGFA or the iShares Funds. MSCI has no obligation to take the needs of BGI, BGFA or the owners of the iShares Funds into consideration in determining, composing or calculating the MSCI Indices. MSCI is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Funds or the timing of the issuance or sale of such shares. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices has any obligation or liability to owners of the iShares Funds in connection with the administration of the iShares Funds, or the marketing or trading of shares of the iShares Funds. Although MSCI obtains information for inclusion in or for use in the calculation of the MSCI Indices from sources which MSCI considers reliable, neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices guarantees the accuracy and or the completeness of the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any warranty, express or implied, as to results to be obtained by BGI, BGFA, the owners of the iShares Funds, or any other person or entity from the use of the MSCI indices or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices shall have any liability for any errors, omissions or interruptions of or in connection with the MSCI Indices or any data included therein. Neither MSCI, any of its affiliates nor any other party involved in making or compiling the MSCI Indices makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indices or any data included therein. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any other party involved in making or compiling the MSCI Indices have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

No purchaser, seller or holder of the iShares Funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote iShares without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

Shares of the Company are not sponsored, endorsed or promoted by the AMEX. The AMEX makes no representation or warranty, express or implied, to the owners of the shares of any iShares Fund or any member of the public regarding the ability of any iShares Fund to track the total return performance of any MSCI Index or the ability of any MSCI Index identified herein to track stock market performance. The MSCI Indices identified herein are determined, composed and calculated by MSCI without regard to any iShares Fund. The AMEX is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any MSCI Index, nor in the determination of the timing of, prices of, or quantities of the shares of any iShares Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The AMEX has no obligation or liability to owners of the shares of any iShares Fund in connection with the administration, marketing or trading of the shares of the Fund.

The AMEX does not guarantee the accuracy and/or the completeness of any MSCI Index or any data included therein. The AMEX makes no warranty, express or implied, as to results to be obtained by the Company on behalf of its iShares Funds as licensee, licensee’s customers and counterparties, owners of the shares of the Company, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The AMEX makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall the AMEX have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Company are not sponsored, endorsed or promoted by the NYSE or any of its affiliates. Neither the NYSE nor any of its affiliates makes any representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The MSCI Indices identified herein are determined, composed and calculated by MSCI without regard to the shares of any Fund. The NYSE and its affiliates are not responsible for, and have not been participated in, the determination of the compilation or the calculation of the MCSI Indices, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The NYSE and its affiliates have no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

The NYSE and its affiliates do not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The NYSE and its affiliates make no warranty, express or implied, as to results to be obtained by the Company on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The NYSE and its affiliates make no express or implied warranties, and hereby expressly disclaim all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the NYSE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Shares of the Company are not sponsored, endorsed or promoted by NYSE Arca. NYSE Arca makes no representation or warranty, express or implied, to the owners of the shares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by MSCI without regard to any Fund. NYSE Arca is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the shares of any Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. NYSE Arca has no obligation or liability to owners of the shares of any Fund in connection with the administration, marketing or trading of the shares of the Fund.

NYSE Arca does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. NYSE Arca makes no warranty, express or implied, as to results to be obtained by the Company on behalf of its Funds as licensee, licensee’s customers and counterparties, owners of the shares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. NYSE Arca makes no express or implied warranties, and hereby expressly

iShares Disclaimers

disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

BGFA does not guarantee the accuracy and/or the completeness of the MSCI Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the iShares Funds, to the owners of the shares of any iShares Fund, or to any other person or entity, from the use of any MSCI Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any MSCI Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Supplemental Information

I. Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market returns (“Market Price”) of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of such Fund are listed for trading (the “Exchange”), as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the calendar year of 2005 through September 30, 2006.

Each line in the table shows the number of trading days in which a Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI Australia Index Fund	Greater than 2.5%	1	0.23%
	Greater than 2.0% and Less than 2.5%	2	0.45%
	Greater than 1.5% and Less than 2.0%	5	1.14%
	Greater than 1.0% and Less than 1.5%	24	5.45%
	Greater than 0.5% and Less than 1.0%	105	23.86%
	Between 0.5% and -0.5%	235	53.41%
	Less than -0.5% and Greater than -1.0%	47	10.68%
	Less than -1.0% and Greater than -1.5%	15	3.41%
	Less than -1.5% and Greater than -2.0%	5	1.14%
	Less than -2.0%	1	0.23%

iShares MSCI Brazil Index Fund	Greater than 2.0%	2	0.45%
	Greater than 1.5% and Less than 2.0%	3	0.68%
	Greater than 1.0% and Less than 1.5%	5	1.14%
	Greater than 0.5% and Less than 1.0%	37	8.41%
	Between 0.5% and -0.5%	345	78.42%
	Less than -0.5% and Greater than -1.0%	40	9.09%
	Less than -1.0% and Greater than -1.5%	4	0.91%
	Less than -1.5% and Greater than -2.0%	2	0.45%
	Less than -2.0%	2	0.45%

iShares MSCI Canada Index Fund	Greater than 1.0% and Less than 1.5%	3	0.68%
	Greater than 0.5% and Less than 1.0%	55	12.50%
	Between 0.5% and -0.5%	370	84.09%
	Less than -0.5% and Greater than -1.0%	12	2.73%

iShares Supplemental Information

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI Emerging Markets Index Fund	Greater than 2.0%	2	0.45%
	Greater than 1.5% and Less than 2.0%	4	0.91%
	Greater than 1.0% and Less than 1.5%	19	4.32%
	Greater than 0.5% and Less than 1.0%	101	22.95%
	Between 0.5% and -0.5%	221	50.23%
	Less than -0.5% and Greater than -1.0%	59	13.41%
	Less than -1.0% and Greater than -1.5%	18	4.09%
	Less than -1.5% and Greater than -2.0%	12	2.73%
	Less than -2.0% and Greater than -2.5%	4	0.91%

iShares MSCI Hong Kong Index Fund	Greater than 2.0%	2	0.45%
	Greater than 1.5% and Less than 2.0%	5	1.14%
	Greater than 1.0% and Less than 1.5%	22	5.00%
	Greater than 0.5% and Less than 1.0%	69	15.68%
	Between 0.5% and -0.5%	256	58.19%
	Less than -0.5% and Greater than -1.0%	54	12.27%
	Less than -1.0% and Greater than -1.5%	19	4.32%
	Less than -1.5% and Greater than -2.0%	11	2.50%
	Less than -2.0% and Greater than -2.5%	2	0.45%

iShares MSCI Japan Index Fund	Greater than 2.5%	2	0.45%
	Greater than 2.0% and Less than 2.5%	2	0.45%
	Greater than 1.5% and Less than 2.0%	11	2.50%
	Greater than 1.0% and Less than 1.5%	34	7.73%
	Greater than 0.5% and Less than 1.0%	85	19.32%
	Between 0.5% and -0.5%	228	51.83%
	Less than -0.5% and Greater than -1.0%	49	11.14%
	Less than -1.0% and Greater than -1.5%	18	4.09%
	Less than -1.5% and Greater than -2.0%	6	1.36%
	Less than -2.0% and Greater than -2.5%	3	0.68%
	Less than -2.5%	2	0.45%

iShares MSCI Malaysia Index Fund	Greater than 2.5%	2	0.45%
	Greater than 2.0% and Less than 2.5%	5	1.14%
	Greater than 1.5% and Less than 2.0%	13	2.95%
	Greater than 1.0% and Less than 1.5%	43	9.77%
	Greater than 0.5% and Less than 1.0%	82	18.64%
	Between 0.5% and -0.5%	159	36.15%
	Less than -0.5% and Greater than -1.0%	87	19.77%
	Less than -1.0% and Greater than -1.5%	29	6.59%
	Less than -1.5% and Greater than -2.0%	13	2.95%
	Less than -2.0% and Greater than -2.5%	5	1.14%
	Less than -2.5% and Greater than -3.0%	2	0.45%

iShares MSCI Mexico Index Fund	Greater than 1.5% and Less than 2.0%	1	0.23%
	Greater than 1.0% and Less than 1.5%	4	0.91%
	Greater than 0.5% and Less than 1.0%	52	11.82%
	Between 0.5% and -0.5%	331	75.22%
	Less than -0.5% and Greater than -1.0%	43	9.77%
	Less than -1.0% and Greater than -1.5%	8	1.82%
	Less than -1.5% and Greater than -2.0%	1	0.23%

iShares MSCI Pacific ex-Japan Index Fund	Greater than 2.0%	2	0.45%
	Greater than 1.5% and Less than 2.0%	5	1.14%
	Greater than 1.0% and Less than 1.5%	29	6.59%
	Greater than 0.5% and Less than 1.0%	99	22.50%
	Between 0.5% and -0.5%	248	56.37%
	Less than -0.5% and Greater than -1.0%	36	8.18%
	Less than -1.0% and Greater than -1.5%	14	3.18%
	Less than -1.5% and Greater than -2.0%	6	1.36%
	Less than -2.0%	1	0.23%

Fund	Premium/Discount Range	Number of Days	Percentage of Total Days
iShares MSCI Singapore Index Fund	Greater than 2.5% and Less than 3.0%	2	0.45%
	Greater than 2.0% and Less than 2.5%	5	1.14%
	Greater than 1.5% and Less than 2.0%	15	3.41%
	Greater than 1.0% and Less than 1.5%	50	11.36%
	Greater than 0.5% and Less than 1.0%	117	26.59%
	Between 0.5% and -0.5%	196	44.55%
	Less than -0.5% and Greater than -1.0%	30	6.82%
	Less than -1.0% and Greater than -1.5%	19	4.32%
	Less than -1.5% and Greater than -2.0%	4	0.91%
	Less than -2.0%	2	0.45%

iShares MSCI South Africa Index Fund	Greater than 3.0%	2	0.45%
	Greater than 2.5% and Less than 3.0%	3	0.68%
	Greater than 2.0% and Less than 2.5%	8	1.82%
	Greater than 1.5% and Less than 2.0%	17	3.86%
	Greater than 1.0% and Less than 1.5%	47	10.68%
	Greater than 0.5% and Less than 1.0%	82	18.64%
	Between 0.5% and -0.5%	198	45.01%
	Less than -0.5% and Greater than -1.0%	39	8.86%
	Less than -1.0% and Greater than -1.5%	20	4.55%
	Less than -1.5% and Greater than -2.0%	12	2.73%
	Less than -2.0% and Greater than -2.5%	5	1.14%
	Less than -2.5% and Greater than -3.0%	2	0.45%
	Less than -3.0% and Greater than -3.5%	3	0.68%
	Less than -3.5%	2	0.45%

iShares MSCI South Korea Index Fund	Greater than 3.0% and Less than 3.5%	2	0.45%
	Greater than 2.5% and Less than 3.0%	2	0.45%
	Greater than 2.0% and Less than 2.5%	6	1.36%
	Greater than 1.5% and Less than 2.0%	24	5.45%
	Greater than 1.0% and Less than 1.5%	49	11.14%
	Greater than 0.5% and Less than 1.0%	85	19.32%
	Between 0.5% and -0.5%	163	37.06%
	Less than -0.5% and Greater than -1.0%	51	11.59%
	Less than -1.0% and Greater than -1.5%	33	7.50%
	Less than -1.5% and Greater than -2.0%	11	2.50%
	Less than -2.0% and Greater than -2.5%	6	1.36%
	Less than -2.5% and Greater than -3.0%	5	1.14%
	Less than -3.0%	3	0.68%

iShares MSCI Taiwan Index Fund	Greater than 5.0%	2	0.45%
	Greater than 3.5% and Less than 5.0%	4	0.91%
	Greater than 3.0% and Less than 3.5%	2	0.45%
	Greater than 2.5% and Less than 3.0%	6	1.36%
	Greater than 2.0% and Less than 2.5%	7	1.59%
	Greater than 1.5% and Less than 2.0%	20	4.55%
	Greater than 1.0% and Less than 1.5%	34	7.73%
	Greater than 0.5% and Less than 1.0%	71	16.14%
	Between 0.5% and -0.5%	156	35.46%
	Less than -0.5% and Greater than -1.0%	73	16.59%
	Less than -1.0% and Greater than -1.5%	36	8.18%
	Less than -1.5% and Greater than -2.0%	18	4.09%
	Less than -2.0% and Greater than -2.5%	5	1.14%
	Less than -2.5% and Greater than -3.0%	4	0.91%
	Less than -3.0% and Greater than -3.5%	2	0.45%

iShares Supplemental Information

II. Total Return Information

The tables on the following pages present information about the total return of each Fund’s Underlying Index and the total return of each Fund. The information presented for each Fund is for the applicable period ended August 31, 2006.

“Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share NAV is the value of one share of each Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The Market Price is determined by using the midpoint between the highest bid and the lowest offer on the national securities exchange on which the shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Underlying Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

iShares MSCI Australia Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.35%	20.56%	21.71%	21.77%	21.42%	21.32%	10.85%	10.85%	11.01%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.35%	20.56%	21.71%	167.74%	163.94%	162.87%	180.17%	180.14%	184.18%

iShares MSCI Brazil Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
41.13%	42.51%	43.63%	30.17%	30.57%	32.64%	13.93%	14.05%	16.55%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
41.13%	42.51%	43.63%	273.69%	279.44%	310.62%	122.92%	124.37%	156.42%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/00). The first day of secondary market trading of the Fund was 7/14/00.

iShares MSCI Canada Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.46%	22.16%	22.84%	19.09%	18.97%	19.58%	13.86%	13.92%	14.46%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
22.46%	22.16%	22.84%	139.50%	138.31%	144.48%	266.28%	268.05%	285.82%

iShares MSCI Emerging Markets Index Fund

Performance as of 8/31/06

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.44%	26.28%	30.58%	37.70%	37.76%	37.35%	197.01%	197.48%	194.17%

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). The first day of secondary market trading of the Fund was 4/11/03.

iShares MSCI Hong Kong Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
12.20%	11.43%	12.82%	11.73%	11.52%	12.60%	3.56%	3.63%	5.41%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
12.20%	11.43%	12.82%	74.11%	72.50%	80.99%	41.84%	42.80%	69.32%

iShares Supplemental Information

iShares MSCI Japan Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.10%	23.64%	26.94%	8.94%	8.73%	9.59%	0.16%	0.14%	0.92%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
26.10%	23.64%	26.94%	53.45%	51.94%	58.06%	1.57%	1.46%	9.54%

iShares MSCI Malaysia Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
12.35%	11.12%	13.07%	10.98%	11.56%	11.95%	(3.37)%	(3.64)%	(2.29)%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
12.35%	11.12%	13.07%	68.32%	72.82%	75.82%	(29.02)%	(30.99)%	(20.68)%

iShares MSCI Mexico Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
44.11%	43.28%	43.06%	23.88%	23.92%	23.86%	15.92%	15.92%	17.54%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
44.11%	43.28%	43.06%	191.71%	192.19%	191.51%	338.04%	338.01%	403.40%

iShares MSCI Pacific ex-Japan Index Fund

Performance as of 8/31/06

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
19.17%	17.49%	19.01%	20.90%	20.83%	20.82%	151.10%	150.43%	150.26%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). The first day of secondary market trading of the Fund was 10/26/01.

iShares MSCI Singapore Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
21.61%	20.41%	21.55%	14.00%	14.12%	13.68%	(0.07)%	(0.11)%	0.46%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Ten Years Ended 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
21.61%	20.41%	21.55%	92.56%	93.57%	89.83%	(0.73)%	(1.11)%	4.65%

iShares MSCI South Africa Index Fund

Performance as of 8/31/06

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/06			Inception to 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
20.06%	18.94%	21.61%	31.74%	32.11%	33.32%	167.94%	170.62%	179.96%

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). The first day of secondary market trading of the Fund was 2/7/03.

iShares MSCI South Korea Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
33.16%	33.95%	34.88%	28.76%	28.59%	31.08%	14.26%	14.18%	15.01%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
33.16%	33.95%	34.88%	253.88%	251.56%	286.90%	132.04%	131.04%	142.02%

Total returns for the period since inception are calculated from the inception date of the Fund (5/9/00). The first day of secondary market trading of the Fund was 5/12/00.

iShares MSCI Taiwan Index Fund

Performance as of 8/31/06

Average Annual Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
9.84%	10.14%	11.79%	7.31%	7.40%	8.50%	(5.88)%	(5.93)%	(4.87)%

Cumulative Total Returns
Year Ended 8/31/06			Five Years Ended 8/31/06			Inception to 8/31/06
NAV	Market	Index	NAV	Market	Index	NAV	Market	Index
9.84%	10.14%	11.79%	42.30%	42.89%	50.38%	(31.33)%	(31.53)%	(26.62)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/20/00). The first day of secondary market trading of the Fund was 6/23/00.

iShares Supplemental Information

Copies of the Prospectus, SAI and recent shareholder reports can be found on our website at www.iShares.com. For more detailed information about the Company and shares of the Funds, you may request a copy of the SAI. The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about a Fund's investments is available in the Company's annual or semi-annual reports to shareholders. In the Company's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

If you have questions about the Funds or shares of the Company or you wish to obtain the SAI, semi-annual or annual report free of charge, please:

Call: (toll free)	1-800-iShares 1-800-474-2737 Monday through Friday 8:30 a.m. to 6:30 p.m. (Eastern time)
Email:	iSharesfunds@seic.com
Write:	iShares, Inc. c/o SEI Investments Distribution Co. One Freedom Valley Drive Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Funds and their shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-09729

BGI-F-056-01007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

iShares®, Inc.

Statement of Additional Information

Dated January 1, 2007

This combined Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses (each, a “Prospectus” and collectively, the “Prospectuses”) for the following Funds of iShares, Inc. (the “Company”) as such Prospectuses may be revised or supplemented from time to time:

iShares MSCI Australia Index Fund	iShares MSCI Malaysia Index Fund
iShares MSCI Austria Index Fund	iShares MSCI Mexico Index Fund
iShares MSCI Belgium Index Fund	iShares MSCI Netherlands Index Fund
iShares MSCI Brazil Index Fund	iShares MSCI Pacific ex-Japan Index Fund
iShares MSCI Canada Index Fund	iShares MSCI Singapore Index Fund
iShares MSCI Emerging Markets Index Fund	iShares MSCI South Africa Index Fund
iShares MSCI EMU Index Fund	iShares MSCI South Korea Index Fund
iShares MSCI France Index Fund	iShares MSCI Spain Index Fund
iShares MSCI Germany Index Fund	iShares MSCI Sweden Index Fund
iShares MSCI Hong Kong Index Fund	iShares MSCI Switzerland Index Fund
iShares MSCI Italy Index Fund	iShares MSCI Taiwan Index Fund
iShares MSCI Japan Index Fund	iShares MSCI United Kingdom Index Fund

The Prospectuses for the various iShares, Inc. Funds included in this SAI are dated January 1, 2007. Capitalized terms used herein that are not defined have the same meaning as in the applicable Prospectus, unless otherwise noted. The Financial Statements and Notes contained in the Annual Reports of the Company for the above listed Funds for the fiscal year ended August 31, 2006 are incorporated by reference into and are deemed to be part of this SAI. A copy of each Prospectus and Annual Report may be obtained without charge by writing to the Company’s distributor, SEI Investments Distribution Co. (“SEI” or the “Distributor”), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.iShares.com. ®iShares is a registered trademark of Barclays Global Investors, N.A. (“BGI”).

i

GENERAL DESCRIPTION OF THE COMPANY AND ITS FUNDS

The Company currently consists of 24 investment portfolios. The Company was organized as a Maryland corporation on August 31, 1994 and is authorized to have multiple series or portfolios. The Company is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Company’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). This SAI relates to the following funds (each, a “Fund” and collectively, the “Funds”):

•	iShares MSCI Australia Index Fund

•	iShares MSCI Austria Index Fund

•	iShares MSCI Belgium Index Fund

•	iShares MSCI Brazil Index Fund

•	iShares MSCI Canada Index Fund

•	iShares MSCI Emerging Markets Index Fund

•	iShares MSCI EMU Index Fund

•	iShares MSCI France Index Fund

•	iShares MSCI Germany Index Fund

•	iShares MSCI Hong Kong Index Fund

•	iShares MSCI Italy Index Fund

•	iShares MSCI Japan Index Fund

•	iShares MSCI Malaysia Index Fund

•	iShares MSCI Mexico Index Fund

•	iShares MSCI Netherlands Index Fund

•	iShares MSCI Pacific ex-Japan Index Fund

•	iShares MSCI Singapore Index Fund

•	iShares MSCI South Africa Index Fund

•	iShares MSCI South Korea Index Fund

•	iShares MSCI Spain Index Fund

•	iShares MSCI Sweden Index Fund

•	iShares MSCI Switzerland Index Fund

•	iShares MSCI Taiwan Index Fund

•	iShares MSCI United Kingdom Index Fund

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). Each Fund is managed by Barclays Global Fund Advisors (“BGFA”), a subsidiary of BGI.

Unless otherwise specified, all references in this SAI to “dollars,” “USD,” “US$” or “$” are to U.S. Dollars, all references to “AUD,” or “A$” are to Australian Dollars, all references to “ATS” are to Austrian Schillings, all references to “BEF” are to Belgian Francs, all references to “BRL” are to Brazilian Reals, all references to “CAD” or “CA$” are to Canadian Dollars, all references to “EUR” are to Euros, all references to “FRF” or “FF” are to French Francs, all references to “DEM” or “DM” are to the German Deutsche Mark, all references to “HKD” or “HK$” are to Hong Kong Dollars, all references to “ITL” or “LL” are to Italian Lira, all references to “JPY” or “Y” are to Japanese Yen, all references to “KRW” are to Korean Wons, all references to “MYR” are to Malaysian Ringgits, all references to “MXN” are to Mexican Pesos, all references to “NLG” are to Netherlands Guilders, all references to “SGD” are to Singapore Dollars, all references to “ESP” are to Spanish Pesetas, all references to “SEK” are to Swedish Krona, all references to “CHF” are to Swiss Francs, all references to “TWD” are to New Taiwan Dollars, all references to “GBP,” “(pound)” or “L” are to British Pounds Sterling and all references to “ZAR” are to South African Rand. Some numbers in this SAI have been rounded. All U.S. Dollar equivalents provided in this SAI are calculated at the exchange rate prevailing on the date to which the corresponding foreign currency amount refers.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of each Fund are listed for trading on the American Stock Exchange (“AMEX”), the New York Stock Exchange (“NYSE”) or the NYSE Arca, Inc. (“NYSE Arca”) (each, a “Listing Exchange”) and trade throughout the day on these Listing Exchanges and other secondary markets. In addition, certain Funds may be traded on certain foreign exchanges. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of shares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the shares of a Fund from listing if (1) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying Index on which that Fund is based is no longer calculated or available, (3) the “indicative optimized portfolio value” (“IOPV”) of a Fund is no longer calculated or available, or (4) any other event shall occur or condition exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A Listing Exchange will remove the shares of a Fund from listing and trading upon termination of the Fund. As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

In order to provide additional information regarding the indicative value of shares of each Fund, a Listing Exchange disseminates every 15 seconds through the facilities of the Consolidated Tape Association an updated IOPV for each Fund as calculated by an information provider or market data vendors. The Company is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs, and makes no representation or warranty as to the accuracy of the IOPVs.

The Company reserves the right to adjust the share prices of Funds in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

An IOPV has an equity securities value component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the applicable Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit Aggregation, it does not necessarily reflect the precise composition of the current portfolio of securities held by the applicable Fund at a particular point in time, because the current portfolio of the Fund may include securities that are not a part of the current Deposit Securities. Therefore, a Fund’s IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real time update of the Fund’s NAV, which is calculated only once a day.

In addition to the equity component described in the preceding paragraph, the IOPV for each Fund includes a cash component consisting of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. Dollar and the applicable home foreign currency.

INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund’s portfolio will ordinarily not result in the elimination of the security from a Fund’s portfolio.

Each Fund engages in representative sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use representative sampling may or may not hold all of the securities that are included in the relevant Underlying Index.

The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

Concentration and Lack of Diversification of Certain Funds. Each Fund is classified as “non-diversified” for purposes of the 1940 Act. A “non-diversified” classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its shares to greater price volatility than that experienced by more diversified investment companies.

Each Fund may concentrate its investments in a particular industry or group of industries, as noted in the description of the Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund’s investment portfolio. This may adversely affect its performance or subject the Fund’s shares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code (the “IRC”), and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the IRC may limit the investment flexibility of certain Funds and may make it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Fund’s Board of Directors (the “Board” or the “Directors”). BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Repurchase Agreements. Each Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only engage in repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund’s assets. The Fund’s exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund segregates liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund’s assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund’s return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Short-Term Instruments and Temporary Investments. Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds (including those advised by BGFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by S&P, or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market funds. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. Each Fund may purchase publicly traded common stocks of foreign corporations. Each Fund’s investment in common stock of foreign corporations represented in the Underlying Indices may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange, and to the extent a Fund invests in GDRs or EDRs, such GDRs and EDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems to be illiquid or for which pricing information is not readily available. In addition, all Depositary Receipts generally must be sponsored, however a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares Funds that invest in securities in the MSCI Emerging Markets Index. BGFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund’s assets invested in shares of other iShares Funds. Other investment companies in which a Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”). The Company, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of an option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Investments in futures contracts, and other investments that contain leverage, may require each Fund to segregate liquid assets in the amount of the Fund’s obligation under the contracts. Each Fund will segregate liquid assets of the Fund to the extent required by applicable law and interpretive positions issued by the SEC and its staff from time to time.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” The Fund may also have asset segregation requirements. At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund’s rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in a Fund involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in the investor’s home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulation and the costs that may be incurred in connection with conversions between various currencies. Investing in a Fund whose portfolio contains non-U.S. issuers involves certain risks and considerations not typically associated with investing in the securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets; different accounting and disclosure standards; lesser levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic, and political uncertainty; and the risk of nationalization or expropriation of assets and risk of war.

PROXY VOTING POLICY

The Company has adopted as its proxy voting policies for each Fund the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Company has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. The remainder of this section discusses each Fund’s proxy voting guidelines and BGFA’s role in implementing such guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best economic interests of a Fund to refrain from exercising the Fund’s proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA’s approach is also driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA’s proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

•	Each Fund generally supports the board’s nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

•	Each Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

•	Each Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund’s affiliates (if any), BGFA or BGFA’s affiliates, or SEI or SEI’s affiliates, from having undue influence on BGFA’s proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary’s determination.

Information with respect to how BGFA voted Fund proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-iShares or through the Fund’s website at www.iShares.com: and (ii) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds’ Board of Directors has adopted a policy regarding the disclosure of the Funds’ portfolio holdings information that requires that such information be disclosed in a manner that: (a) is consistent with applicable legal requirements and in the best interests of each Fund’s respective shareholders; (b) does not put the interests of the Funds’ investment adviser (“BGFA” or the “Investment Adviser”), the Funds’ distributor (the “Distributor”), or any affiliated person of the Funds, the Investment Adviser or the Distributor, above those of Fund shareholders; (c) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and discussed below; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The “Entities” referred to in sub-section (c) above are generally limited to National Securities Clearing Corporation (“NSCC”) members and subscribers to various fee-based subscription services, including those large institutional investors (known as “Authorized Participants”) that have been authorized by the Distributor to purchase and redeem large blocks of shares (known as “Creation Units”) pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Funds offer and redeem their shares (“iShares Exemptive Orders”), and other institutional market participants and entities that provide information services.

Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market. This information typically reflects each Fund’s anticipated holdings on the following business day.

Daily access to information concerning the Funds’ portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and/or Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Funds’ distributor, administrator, custodian and fund accountant, who deal directly with, or assist in, functions related to investment management, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Funds, and the terms of the iShares Funds’ current registration statements.

From time to time, information concerning Fund portfolio holdings, other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may also be provided to other entities that provide additional services to the Funds, including, among others, rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information. Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on the Fund’s fiscal year, within 60 days of the end of the quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder. A Fund, however, may voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties in a contemporaneous manner.

The Funds’ Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Funds’ Board of Directors reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

INVESTMENTS IN SUBJECT EQUITY MARKETS

Brief descriptions of the equity markets in which the respective Fund are invested are provided below.

Country Specific Information

General Risk Information

In the following countries (except Canada), the reporting, accounting and auditing standards may differ substantially from U.S. standards. In general, corporations do not provide all of the disclosure required by U.S. law and accounting practice, and such disclosure may be less timely and less frequent than that required of U.S. corporations.

Country Specific Information

The Australian Equity Markets

Trading shares has taken place in Australia since 1828. A stock market was first formed in Melbourne in 1861, with other exchanges established in Sydney, Brisbane, Adelaide, Hobart and Perth. The regional exchanges merged to create the single entity—The Australian Stock Exchange (the “ASX”). Trading is done via a computer link-up called “SEATS.” SEATS enables all exchanges to quote uniform prices. All the exchanges are members of the ASX and are subject to complementary oversight by the ASX and the Australian Securities and Investments Commission, which work together to regulate the major aspects of stock exchange operations. The total market capitalization of the Australian equity markets was approximately US$608 billion as of September 30, 2006.

Australia’s chief industries are mining, industrial and transportation equipment, food processing, chemicals, and steel. Australia’s chief imports consist of machinery and transport equipment, computers and office machines, telecommunication equipment and parts, crude oil, and petroleum products. Its chief exports consist of coal, gold, meat, wool, aluminum, iron ore, wheat, machinery, and transport equipment.

The Austrian Equity Markets

Relative to international standards, the Vienna stock market is small in terms of total capitalization and yearly turnover. The Vienna

Stock Exchange (the “VSE”) was founded in 1771. Shares account for about 80% and investment fund certificates for about 20% of total listed securities on the VSE. Certain securities which do not have an official listing may be dealt in on the floor of the stock exchange with permission of the management. This unlisted trading is the main activity of the free brokers. The total market capitalization of the Austrian equity markets was approximately US$65 billion as of September 30, 2006.

Austria’s chief industries are construction, machinery, vehicles and parts, food, chemicals, lumber and wood processing, paper and paperboard, communications equipment, and tourism. Its chief imports consist of machinery and equipment, motor vehicles, chemicals, metal goods, oil and oil products, and foodstuffs. Austria’s chief exports consist of machinery and equipment, motor vehicles and parts, paper and paperboard, metal goods, chemicals, iron and steel, textiles, and foodstuffs.

The Belgian Equity Markets

The Brussels Stock Exchange (the “BSE”) was founded by Napoleonic decree in 1801. The BSE merged with the stock exchanges in Paris, Amsterdam and Lisbon, forming the Euronext N.V. This is the first pan-European exchange for equities and derivatives, with common trading and clearing of all products. The total market capitalization of the Belgian equity markets was approximately US$144 billion as of September 30, 2006.

Belgium’s chief industries are engineering and metal products, motor vehicle assembly, processed food and beverages, chemicals, basic metals, textiles, glass and petroleum. Its chief imports consist of machinery and equipment, chemicals, diamonds, pharmaceuticals, foodstuffs, transportation equipment and oil products. Belgium’s chief exports consist of machinery and equipment, chemicals, diamonds, and metals and metal products.

The Brazilian Equity Markets

Formally established in 1845, the Rio de Janeiro exchange, or BVRJ (Bolsa de Valores de Rio de Janeiro) is the oldest exchange in Brazil, but the Sao Paulo exchange, called Bolsa de Valores de Sao Paulo (“BOVESPA”), is the largest and accounts for about 90% of trading activity. The BOVESPA was founded in 1890 and today acts as the center of integration for the nine regional stock exchanges: All are linked with one another making it possible to settle transactions done on one exchange using the services of the other. The SOMA (Sociedade Operadora do Mercado de Ativos) manages the over-the-counter market organized in Brazil through an electronic system of negotiation. Government securities, corporate bonds, and money market instruments are traded in the open market. The Bolsa de Mercdorias & de Futuros (the “BM&F”), in Sao Paulo, is Brazil’s futures exchange. Options on the futures also are traded, but are less liquid. BM&F is the clearinghouse for all transactions. The financial market is regulated by three main bodies: the National Monetary Council, or CMN (Conselho Monetario Nacional); the Central Bank (Banco Central do Brasil), and the Securities Commission, or CVM (Comissao de Valores Mobiliarios). The total market capitalization of the Brazilian equity markets was approximately US$203 billion as of September 30, 2006.

Brazil’s chief industries are textiles, shoes, chemicals, cement, lumber, iron ore, tin, steel, aircraft, motor vehicles and parts, other machinery, and equipment. Its chief imports consist of machinery, electrical and transport equipment, chemical products and oil. Brazil’s chief exports consist of transport equipment, iron ore, soybeans, footwear, coffee, and autos.

The Canadian Equity Markets

In 1861, the first Canadian stock exchange, the Toronto Stock Exchange, was officially established after nearly a decade of informal trading and became Canada’s sole exchange for trading larger equity securities. Today, there are three stock exchanges across Canada: the Toronto Stock Exchange (the “TSX”), the TSX Venture Exchange and the Montreal Exchange. Of these, the Toronto Stock Exchange is the largest, accounting for almost 80% of Canadian trading volumes. Measured by the value of shares traded, the Toronto Stock Exchange is the second largest organized securities exchange in North America and among the ten largest in the world. The Market Regulation Services Inc. was created in March 2002 as the independent regulation services provider for the Canadian equity markets. The total market capitalization of the Canadian markets was approximately US$900 billion as of September 30, 2006.

Reporting, Accounting and Auditing. Canadian reporting, accounting and auditing practices are closer to U.S. standards than those of any other foreign jurisdiction.

Canada’s chief industries are transportation equipment, chemicals, processed and unprocessed minerals, food products, wood and paper products, fish products, petroleum, and natural gas. Its chief imports consist of machinery and equipment, motor vehicles and parts, crude oil, chemicals, electricity, and durable consumer goods. Canada’s chief exports consist of motor vehicles and parts, industrial machinery, aircraft, telecommunications equipment, chemicals, plastics, fertilizers, wood pulp, timber, crude petroleum, natural gas, electricity, and aluminum.

Emerging Markets Countries

The iShares MSCI Emerging Markets Index Fund invests in equity securities from the following 25 emerging market countries: Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Currently, South Korea, South Africa, Taiwan, Brazil and China are the largest countries, in terms of capitalization weight in the Index. The equity markets for South Korea, South Africa, Taiwan, Mexico, Malaysia and Brazil are described herein.

The total market capitalization of the combined equity markets of Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, South Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey was approximately US$2.0 trillion as of September 30, 2006.

The EMU Equity Markets

On January 1, 1999, the Economic and Monetary Union of the European Union (EMU) introduced a new single currency called the euro. The euro has replaced the national currencies of the following member countries: Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. In addition, Cyprus, the Czech Republic, Estonia, Hungary, Latvia, Lithuania, Malta, Poland, Slovakia and Slovenia became members of the EMU on May 1, 2004, but have not yet adopted the euro as their new currency. The MSCI EMU Index is current comprised of companies from eleven of these EMU countries (i.e., all of the EMU countries except Luxembourg).

General Background. Following is a general background description of the equities market of each country included in the MSCI EMU Index for which there is no iShares MSCI Index Fund.

The total market capitalization of the combined equity markets of Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain was approximately US$3.9 trillion as of September 30, 2006.

Finland. Organized securities trading has existed in Finland since the 1860s, but it was 1912 before a formal exchange, the Helsinki Arvopaperiporssi, was founded. As a result, alone among the world’s stock exchanges, the Arvopaperiporssi accepts as members all companies listed on its trading board and business organizations in addition to the bankers and brokers. The brokers and brokerage firms have undertaken to act as market makers. Mainly medium-sized companies are traded on the OTC List. The OTC Market is based on an agreement between a company seeking access to the share market and a brokerage firm; both are subject to certain obligations. Finland’s chief industries are communications equipment, pulp and paper, products, industrial machinery, metals, chemicals, textiles, and shipbuilding. Its chief imports consist of foodstuffs, petroleum and petroleum products, chemicals, transport equipment, iron and steel, machinery, textile yarn and fabrics, and grains. Finland’s chief exports consist of machinery and equipment, chemicals, metals, timber, paper, and pulp.

Greece. The Athens Stock Exchange is a self-managed public institution, regulated by law. Greece’s chief industries are tourism, food and tobacco processing, textiles, chemicals, metal products; mining, and petroleum. Its chief imports consist of machinery, transport equipment, fuels, and chemicals. Greece’s chief exports consist of food and beverages, manufactured goods, petroleum products, chemicals, and textiles.

Ireland. The Irish Stock Exchange (the “ISE”), founded in the 18th century, is the second oldest in the world. Previously it operated as part of the International Stock Exchange of the United Kingdom and Republic of Ireland. On December 8, 1995, it split from the U.K. Stock Exchange to form the ISE. Companies that were listed on both the Dublin and London exchanges may apply for dual primary listing, under which they will be regulated to the same agreed upon standard by both exchanges. Ireland’s chief industries are food products, brewing, textiles, clothing; chemicals, pharmaceuticals, machinery, transportation equipment, glass and crystal, and software. Its chief imports consist of data processing equipment, other machinery and equipment, chemicals, petroleum and petroleum products, textiles, and clothing. Ireland’s chief exports consist of machinery and equipment, computers, chemicals, pharmaceuticals, live animals, and animal products.

Portugal. EU membership marked the start of a period that has seen dramatic growth in the scope and activity of the Portuguese stock market. The Lisbon Stock Exchange was acquired by Euronext N.V., which also controls the exchanges of Amsterdam, Brussels and Paris.

Portugal’s chief industries are textiles and footwear, wood pulp, paper, and cork; metalworking, oil refining, chemicals, fish canning, wine, and tourism. Its chief imports consist of machinery and transport equipment, chemicals, petroleum, textiles, and agricultural products. Portugal’s chief exports consist of clothing and footwear, machinery, chemicals, cork and paper products, and hides.

The French Equity Markets

General Background. All purchases or sales of equity securities in listed companies on any one of the French exchanges must be executed through the Societe de Bourse.

Although there are seven stock exchanges in France (located in Paris, Bordeaux, Lille, Lyon, Marseille, Nancy and Nantes), the Euronext Paris handles more than 95% of transactions in the country. All bonds and shares, whether listed or unlisted, must be traded on one of the seven exchanges. Trading in most of the Paris exchange-listed stocks takes place through the computer order-driven trading system CAC, launched in 1988. Exchange securities are denominated in the Euro. Unless otherwise provided by a double tax treaty, dividends on French shares are subject to a withholding tax of 25%.

France’s chief industries are machinery, chemicals, automobiles, metallurgy, aircraft, electronics, textiles, food processing, and tourism. Its chief imports consist of machinery and equipment, vehicles, crude oil, aircraft, plastics, and chemicals. France’s chief exports consist of machinery and transportation equipment, aircraft, plastics, chemicals, pharmaceutical products, iron and steel, and beverages.

The German Equity Markets

General Background. Today there are eight independent stock exchanges, of which Dusseldorf and Frankfurt account for over three-quarters of the total volume. Frankfurt is the main exchange in Germany. Exchange securities are denominated in the Euro. Equities may be traded in Germany in one of three markets: (i) the official market, comprised of trading in shares which have been formally admitted to official listing by the admissions committee of the relevant stock exchange, based on disclosure in the listing application; (ii) the “semi-official” unlisted market, comprised of trading in shares not in the official listing; and (iii) the unofficial, over-the-counter market, which is governed by the provisions of the Civil Code and the Merchant Code and not by the provisions of any stock exchange. There is no stamp duty in Germany, but a nonresident capital gains tax may apply in certain circumstances. The total market capitalization of the Germany equity markets was approximately US$826 billion as of September 30, 2006.

Germany’s chief industries are among the world’s largest and most technologically advanced producers of iron, steel, coal, cement, chemicals, machinery, vehicles, machine tools, electronics, food and beverages, shipbuilding, and textiles. Its chief imports consist of machinery, vehicles, chemicals, foodstuffs, textiles, and metals. Germany’s chief exports consist of machinery, vehicles, chemicals, metals and manufactures, foodstuffs, and textiles.

The Hong Kong Equity Markets

General Background. Trading in equity securities in Hong Kong began in 1891 and continues with the creation of the Hong Kong Exchanges and Clearing Limited (“HKEx”). Trading on the HKEx is conducted in the post trading method, matching buyers and sellers through public outcry. Securities are denominated in the official unit of currency, the Hong Kong Dollar. Foreign investment in Hong Kong is generally unrestricted and regulatory oversight is administered by the Hong Kong Securities and Futures Commission. All investors are subject to a stamp duty and a stock exchange levy, but capital gains are tax-exempt. The total market capitalization of the Hong Kong equity markets was approximately US$196 billion as of September 30, 2006.

Hong Kong’s chief industries are textiles, clothing, tourism, banking, shipping, electronics, plastics, toys, watches, and clocks. Its chief imports consist of electrical machinery and appliances, textiles, foodstuffs, transport equipment, raw materials, semi manufactures, petroleum and plastics. Hong Kong’s chief exports consist of electrical machinery and appliances, textiles, apparel footwear, watches and clocks, toys, plastics, and precious stones.

The Italian Equity Markets

General Background. The Italian Stock Exchange Council set up a private company, “Borsa Italiana Spa”, which is responsible for the regulation, promotion and management of the Italian Stock Exchange, the unlisted securities market and the Italian Derivatives Market (the “IDEM”). IDEM has exchange-listed derivatives products and options also were introduced on single stocks, together with the transfer of all shares to a rolling settlement basis. Access to the Italian trading system can be obtained directly through the terminals provided to users or indirectly through users’ own front office systems (using application programming interfaces). The total market capitalization of the Italian equity markets was approximately US$447 billion as of September 30, 2006.

Italy’s chief industries are tourism, machinery, iron and steel, chemicals, food processing, textiles, motor vehicles, clothing, footwear, and ceramics. Its chief imports consist of engineering products, chemicals, transport equipment, energy products, minerals and nonferrous metals, textiles and clothing, food, beverages, and tobacco. Italy’s chief exports consist of engineering products, textiles and clothing, production machinery, motor vehicles, transport equipment, chemicals; food, beverages and tobacco, minerals, and nonferrous metals.

The Japanese Equity Markets

General Background. The Japanese stock market has a history of over 100 years beginning with the establishment of the Tokyo Stock Exchange Company Ltd. in 1878. Japan now has five stock exchanges (Tokyo, Osaka, Nagoya, Fukuokaand Sapporo). There is also an over-the-counter market. The main activity of the regular exchange members is the buying and selling of securities on the floor of an exchange, both for their customers and for their own account. Japan is second only to the United States in aggregate stock market capitalization. Securities are denominated in the official unit of currency, the Japanese Yen. Although foreign investors play a significant role in Tokyo, the trend of the market is set by the domestic investor. The Securities and Exchange Surveillance Commission (SESC) was established in July 1992 within the ambit of the Ministry of Finance in order to ensure compliance with rules set within the securities and financial futures markets. The total market capitalization of the Japanese equity markets was approximately US$2.7 trillion as of September 30, 2006.

Japan’s chief industries are among world’s largest and technologically advanced producers of motor vehicles, electronic equipment, machine tools, steel and nonferrous metals, ships, chemicals, textiles, and processed foods. Its chief imports consist of machinery and equipment, fuels, foodstuffs, chemicals, textiles, and raw materials. Japan’s chief exports consist of motor vehicles, semiconductors, office machinery, and chemicals.

The Malaysian Equity Markets

General Background. The securities industry in Malaysia dates back to the early 1930’s. Kuala Lumpur and Singapore were a single exchange until 1973 when they separated and the Kuala Lumpur Stock Exchange (the “KLSE”) was formed. There is also the Malaysia Derivatives Exchange (MDEX) which offers a wide range of derivative products. In March of 2002 a third stock market was launched in Malaysia, the MESDAQ. Over the years, the KLSE’s close links with the Stock Exchange of Singapore (the “SES”) has rendered it very vulnerable to developments in Singapore. Consequently, the Government decided, as a matter of national policy, on a delisting of Malaysian incorporated companies from the SES. A similar move was made by Singapore, resulting in the delisting of all Singapore companies on the KLSE. There are two main stock indices in Malaysia. The total market capitalization of the Malaysian equity markets was approximately US$53 billion as of September 30, 2006.

Peninsular Malaysia’s main industries are rubber and oil palm processing and manufacturing, light manufacturing industry, electronics, tin mining and smelting, logging and processing timber. Sabah’s main industries are logging, and petroleum production. Sarawak’s main industries are agriculture processing, petroleum production and refining, and logging. Its chief imports consist of electronics, machinery, petroleum products, plastics, vehicles, iron and steel and iron and steel products, and chemicals. Malaysia’s chief exports consist of electronic equipment, petroleum and liquefied natural gas, wood and wood products, palm oil, rubber, textiles, and chemicals.

The Mexican Equity Markets

General Background. There is only one stock exchange in Mexico, the Bolsa Mexicana de Valores (the “BMV”), which was established in 1894 and is located in Mexico City. The BMV is a private institution legally incorporated as a limited company with variable capital that operates under a concession from the Ministry of Finance and Public Credit and is governed by the Mexican Securities Market Act. The National Banking and Securities Commission (the “CNV”) supervises the BMV. The BMV operates primarily via the open outcry method. Executions on the exchange can be done by members only. Membership of the BMV is restricted to Casas de Bolsa brokerage houses and Especialistas Bursatiles (stock exchange specialists). The total market capitalization of the Mexican equity markets was approximately US$123 billion as of September 30, 2006.

Mexico’s chief industries are food and beverages, tobacco, chemicals, iron and steel, petroleum, mining, textiles, clothing, motor vehicles, consumer durables, and tourism. Its chief imports consist of metalworking machines, steel mill products, agricultural machinery, electrical equipment, car parts for assembly, repair parts for motor vehicles, aircraft, and aircraft parts. Mexico’s chief exports consist of manufactured goods, oil and oil products, silver, fruits, vegetables, coffee, and cotton.

The Netherlands Equity Markets

General Background. Trading securities on the Euronext Amsterdam (formerly the Amsterdam Stock Exchange or AEX) started at the beginning of the seventeenth century. Since the end of World War II, the Dutch market has remained relatively neglected, as local companies have found it more favorable to use bank financing to meet their capital requirements. Trading in shares on the Euronext Amsterdam may take place on the official market or on the parallel market, which is available to medium-sized and smaller companies that cannot yet meet the requirements demanded for the official market. The total market capitalization of the Dutch equity markets was approximately US$407 billion as of September 30, 2006.

The Netherlands’ chief industries are predominantly in petroleum refining, chemicals, financial services, packaged goods, and consumer electronics. Its chief imports consist of metal and engineering products, machinery and transport equipment, chemicals, petroleum, and food processing. The Netherlands’ chief exports consist of machinery and equipment, chemicals, fuels, and foodstuffs.

The Pacific Ex-Japan Equity Markets

The Pacific ex-Japan equity markets are comprised of the equity markets from Australia, Hong Kong, New Zealand and Singapore.

General Background. Following is a general background description of the New Zealand equity market for which there is no iShares MSCI Index Fund.

New Zealand. The New Zealand Stock Exchange (the “NZSE”) originated in the 1870’s. The Sharebrokers Act Amendment 1981 governs the operations of the NZSE.

New Zealand’s chief industries are integrated telecommunication services, construction materials, casinos and gaming, airport services, food processing, wood and paper products, textiles, machinery, transportation equipment, banking and insurance, tourism, and mining. Its chief imports consist of machinery and equipment, vehicles and aircraft, petroleum, electronics, textiles, and plastics. New Zealand’s chief exports consist of dairy products, meat, wood and wood products, fish, and machinery.

The Singaporean Equity Markets

General Background. The Stock Exchange of Singapore (the “SES”) was formed in 1973 with the separation of the joint stock exchange with Malaysia, which had been in existence since 1930. The linkage between the SES and the KLSEB (Kuala Lumpur Stock Exchange Bhd) remained strong as many companies in Singapore and Malaysia jointly listed on both exchanges, until the dual listing was terminated. SES has a tiered market, with the formation of the second securities market, SESDAQ (Stock Exchange of Singapore Dealing and Automated Quotation System). SESDAQ was designed to provide an avenue for small and medium-sized companies to raise funds for expansion. In 1990, SES introduced an over-the-counter (“OTC”) market known as CLOB (Central Limit Order Book), to allow investors access to international securities listed on foreign exchanges. SES also has a direct link with the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, which was set up in March 1988 to allow traders in the Asian time zone access to selected securities on the U.S. OTC markets. This is made possible through a daily exchange of trading prices and volumes of the stocks quoted on NASDAQ. The Singapore Stock Exchange is one of the most developed in Asia and has a strong international orientation. The total market capitalization of the Singaporean markets was approximately US$98 billion as of September 30, 2006.

Singapore’s chief industries are electronics, chemicals, financial services, oil drilling equipment, petroleum refining, rubber processing and rubber products, processed food and beverages, ship repair, offshore platform construction, life sciences, and entrepot trade. Its chief imports consist of machinery and equipment, mineral fuels, chemicals, and foodstuffs. Singapore’s chief exports consist of machinery and equipment (including electronics), consumer goods, chemicals, and mineral fuels.

The South African Equity Markets

General Background. The Johannesburg Stock Exchange (the “JSE”), the only stock exchange in South Africa, was initially founded in 1887. The JSE operates an equities market. However, many of the members of the JSE also participate in the trading of bonds and financial futures, with traditional options traded on an OTC basis. Introduced in November 1995, corporate limited liability membership with ownership by non-stockbrokers was established to supplement the present membership of partnerships, unlimited liability corporate members or sole traders. Foreigners are allowed by the JSE to operate as member firms. The total market capitalization of the South African equity markets was approximately US$156 billion as of September 30, 2006.

South Africa’s chief industries consist of mining (it is the world’s largest producer of platinum, gold, chromium), automobile assembly, metal working, machinery, textile, iron and steel, chemicals, fertilizer and foodstuffs. Its chief imports consist of machinery, foodstuffs and equipment, chemicals, petroleum products and scientific instruments. South Africa’s chief exports consist of gold, diamonds, platinum, other metals, minerals, machinery and equipment.

The South Korean Equity Markets

General Background. The South Korea Stock Exchange is the only stock exchange in South Korea. The government enacted the Securities and Exchange Law to govern the exchange. It was later amended to impose stricter regulatory measures on the operation of the securities market. The South Korea Securities Settlement Corporation, since renamed the South Korea Depository Corporation

(KSD), acts as the clearing agent for the stock exchange and as the central depository. In 1977, the South Korea Securities Computer Corporation was established as an electronic data processing center for the securities industry to enable members to transmit orders directly to the trading floor. The stock market began to be opened to foreign investors in January 1992. The total market capitalization of the South Korean equity markets was approximately US$355 billion as of September 30, 2006.

South Korea’s chief industries are electronics, financial services, telecommunications, automobile production, chemicals, shipbuilding and repair and steel. Its chief imports consist of machinery and equipment, oil, organic chemicals, plastics and transport equipment. South Korea’s chief exports consist of semiconductors, wireless telecommunications equipment, motor vehicles, computer equipment, steel, ships, and petrochemicals.

The Spanish Equity Markets

General Background. The Securities Market Act (the “LMV”) recognizes the following as official secondary markets: stock exchanges; the public debt market organized by the Bank of Spain; and futures and options markets. Stock exchanges in Spain (Madrid, Bilbao, Barcelona and Valencia) are the official secondary markets which trade shares and convertible bonds or those which grant the right of purchase or subscription. Issuers of shares go to the stock market as the primary market, where they formalize transactions or capital increases. Fixed-income securities (both governmental and private sector debt) are also traded on the stock market. Bonds, Treasury bills and debt issued by other public administrations and organizations are traded in the public debt market. These securities are also traded at the same time on the stock market, which has a specific trading system for them. The Bank of Spain’s Book-Entry Office is responsible for supervising the public debt market. The total market capitalization of the Spanish equity markets was approximately US$468 billion as of September 30, 2006.

Spain’s chief industries are textiles and apparel (including footwear), food and beverages, metals and metal manufactures, chemicals, shipbuilding, automobiles, machine tools, and tourism. Its chief imports consist of machinery and equipment, fuels, chemicals, semi finished goods, foodstuffs, consumer goods. Spain’s chief exports consist of machinery, motor vehicles; foodstuffs, other consumer goods.

The Swedish Equity Markets

General Background. Organized trading of securities in Sweden can be traced back to 1776. Although the Stockholm Stock Exchange was founded in 1864, the formation of a stock exchange took place in 1901. There are three different markets for trading shares in Sweden: 1) the dominant market is the A-1 list, for the largest and most heavily traded companies; 2) the over-the-counter market, which is more loosely regulated than the official market and caters to small- and medium-sized companies; and 3) the unofficial parallel market, which deals in unlisted shares, both on and off the exchange floor. The shares most frequently traded on this market are those which have been de-listed from other markets and those that are only occasionally available for trading. On July 1, 1999, the Stockholm Stock Exchange and OM Stockholm merged to create the OM Stockholm Exchange—OM Stockholmsborsen AB. In addition, the Stockholm Stock Exchange and the Copenhagen Stock Exchange have signed an agreement covering a common Nordic securities market, (“NOREX”). There are also two independent markets for options—the Swedish Options Market (the “OM”) and the Swedish Options and Futures Exchange (the “SOFE”), which offer calls, puts and forwards on Swedish stocks and stock market indices. The total market capitalization of the Swedish equity markets was approximately US$283 billion as of September 30, 2006.

Sweden’s chief industries are communications equipment, diversified financial services, wood pulp and paper products, processed foods and industrial & construction machinery. Its chief imports consist of machinery, petroleum and petroleum products, chemicals, motor vehicles, iron and steel; foodstuffs, and clothing. Sweden’s chief exports consist of machinery, motor vehicles, paper products, pulp and wood, iron and steel products, and chemicals.

The Swiss Equity Markets

General Background. There are three principal stock exchanges in Switzerland, the largest of which is Zurich, followed by Geneva and Basle. There are three different market segments for the trading of equities in Switzerland. The first is the official market, the second is the semi-official market, and the third is the unofficial market. On the official market, trading takes place among members of the exchange on the official trading floors. Trading in the semi-official market also takes place on the floors of the exchanges, but this market has traditionally been reserved for smaller companies not yet officially accepted on the exchange. Unofficial market trades are conducted by members and non-members alike. Typical trading on this market involves shares with small turnover. Both listed and unlisted securities can, however, be traded on this market.

SWX has facilities for electronic trading in Eurobonds. Repo SWX, the first electronic market for repos with integrated clearing and settlement, was inaugurated in June 1999. In addition, SWX launched a new market segment for emerging-growth companies in July

1999, under the name SWX New Market. Eurex, the first trans-national derivatives market, is a co-operative venture between the SWX Swiss Exchange and Deutsche Borse Ag, each of which holds a 50% stake. Eurex is the largest derivative exchange in the world. The total market capitalization of the Swiss equity markets was approximately US$824 billion as of September 30, 2006.

Switzerland’s chief industries are machinery, chemicals, watches, textiles, and precision instruments. Its chief imports consist of machinery, chemicals, vehicles, metals, agricultural products, and textiles. Switzerland’s chief exports consist of machinery, chemicals, metals, watches, and agricultural products.

The Taiwanese Equity Markets

General Background. The Taiwan Stock Exchange, located in Taipei, is the only stock exchange in Taiwan. In the exchange’s first year, there were 18 listed companies with an average trading volume of TWD 1,647,760. By 1963, there were 23 listed companies; by 1980, there were 100; and by 2004 there were 669. As listings steadily increased, the market remained stable for several years. Since then, the number of brokerage firms has multiplied and limitations on foreign investors have recently been relaxed. The total market capitalization of the Taiwanese equity markets was approximately US$264 billion as of September 30, 2006.

Taiwan’s chief industries are electronics, petroleum refining, chemicals, textiles, iron and steel, machinery, cement, and food processing. Its chief imports consist of machinery and electrical equipment, minerals, and precision instruments. Taiwan’s chief exports consist of machinery and electrical equipment, metals, textiles, plastics, and chemicals.

The United Kingdom Equity Markets

General Background. The UK is Europe’s largest equity market in terms of aggregate market capitalization. Trading is fully computerized under the SETS System for FTSE-100 (and 83 other) stocks and the Stock Exchange Automated Quotation System (the “SEAQ”) operates for international equities. The London Stock Exchange exists alongside Tradepoint, while there is also a network of regional offices. The London Stock Exchange has the largest volume of trading in international equities in the world. The total market capitalization of the United Kingdom equity markets was approximately US$2.8 trillion as of September 30, 2006.

United Kingdom’s chief industries are machine tools, electric power equipment, automation equipment, railroad equipment, shipbuilding, aircraft, motor vehicles and parts, electronics and communications equipment, metals, chemicals, coal, petroleum, paper and paper products, food processing, textiles, clothing, and other consumer goods. Its chief imports consist of manufactured goods, machinery, fuels, and foodstuffs. United Kingdom’s chief exports consist of manufactured goods, fuels, chemicals, food, beverages, and tobacco.

THE MSCI EQUITY INDICES

In General

The MSCI Indices were founded in 1969 by Capital International S.A. as the first international performance benchmarks constructed to facilitate accurate comparison of world markets. Morgan Stanley acquired rights to the Indices in 1986. In November 1998, Morgan Stanley transferred all rights to the MSCI Indices to Morgan Stanley Capital International Inc. (“MSCI”), a Delaware corporation of which Morgan Stanley is the majority owner and The Capital Group of Companies, Inc. is the minority shareholder. The MSCI single country standard equity indices have covered the world’s developed markets since 1969, and in 1988, MSCI commenced coverage of the emerging markets.

Local stock exchanges traditionally calculated their own indices that were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same criteria and calculation methodology across all markets for all single country standard equity indices, developed and emerging.

MSCI single country standard equity indices are notable for the depth and breadth of their coverage. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market reflected in the MSCI Index for that country. The MSCI single country standard equity indices seek to balance the inclusiveness of an “all share” index against the replicability of a “blue chip” index.

The MSCI value and growth indices are subsets of the MSCI single country standard equity indices and seek to target approximately 50% of the market capitalization represented by the underlying standard equity index for each country.

MSCI Single Country Standard Equity Indices

Weighting. Effective May 31, 2002, all single-country MSCI equity indices are free-float weighted, i.e., companies are included in the indices at the value of their free public float (free float, multiplied by price). MSCI defines “free float” as total shares excluding shares held by strategic investors such as governments, corporations, controlling shareholders and management, and shares subject to foreign ownership restrictions. MSCI’s single country standard equity indices generally seek to have 85% of the free float-adjusted market capitalization of a country’s stock market represented within each industry group, within each country.

Regional Weights. Market capitalization weighting, combined with a consistent target of 85% of free float-adjusted market capitalization, helps ensure that each country’s weight in regional and international indices approximates its weight in the total universe of developing and emerging markets. Maintaining consistent policies among MSCI developed and emerging market indices is critical to the calculation of certain combined developed and emerging market indices published by MSCI.

Selection Criteria. To construct relevant and accurate equity indices for the global institutional investor, MSCI undertakes an index construction process that involves: (i) defining the equity universe; (ii) adjusting the total market capitalization of all securities in the universe for free float available to foreign investors; (iii) classifying the universe of securities under the Global Industry Classification Standard (the “GICS”); and (iv) selecting securities for inclusion according to MSCI’s index construction rules and guidelines.

Defining the Universe. The index construction process starts at the country level, with the identification of all listed securities for that country. Currently, MSCI creates equity indices for 50 global country markets. MSCI classifies each company and its securities in only one country. This allows securities to be sorted distinctly by their respective countries. In general, companies and their respective securities are classified as belonging to the country in which they are incorporated. All listed equity securities, or listed securities that exhibit characteristics of equity securities, except investment trusts, mutual funds and equity derivatives, are eligible for inclusion in the universe. Shares of non-domiciled companies generally are not eligible for inclusion in the universe.

Adjusting the Total Market Capitalization of Securities in the Universe for Free Float. After identifying the universe of securities, MSCI calculates the free float-adjusted market capitalization of each security in that universe using publicly available information. The process of free float adjusting market capitalization involves: (i) defining and estimating the free float available to foreign investors for each security, using MSCI’s definition of free float; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.

Classifying Securities Under the GICS. In addition to the free float-adjustment of market capitalization, all securities in the universe are assigned to an industry-based hierarchy that describes their business activities. To this end, MSCI has designed, in conjunction with Standard & Poor’s, the GICS. This comprehensive classification scheme provides a universal approach to industries worldwide and forms the basis for achieving MSCI’s objective of reflecting broad and fair industry representation in its indices.

Selecting Securities for Index Inclusion. In order to ensure a broad and fair representation in the indices of the diversity of business activities in the universe, MSCI follows a “bottom-up” approach to index construction, building indices up to the industry group level. The bottom-up approach to index construction requires a thorough analysis and understanding of the characteristics of the universe. This analysis drives the individual security selection decisions, which aim to reflect the overall features of the universe in the country index. MSCI targets an 85% free float-adjusted market representation level within each industry group, within each country. The security selection process within each industry group is based on the careful analysis of: (i) each company’s business activities and the diversification that its securities would bring to the index; (ii) the size (based on free float-adjusted market capitalization) and liquidity of the securities of the company; and (iii) the estimated free float for the company and its individual share classes. MSCI targets for inclusion the most sizable and liquid securities in an industry group. MSCI generally does not consider securities with inadequate liquidity, and/or securities that do not have an estimated free float greater than 15%. Exceptions to this general rule are made only in significant cases, where exclusion of a security of a large company would compromise the index’s ability to fully and fairly represent the characteristics of the underlying market.

Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.

Under MSCI’s free float-adjustment methodology, a constituent’s inclusion factor is equal to its estimated free float rounded-up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15% that are included on an exceptional basis, the estimated free float is adjusted to the nearest 1%.

Price and Exchange Rates

Prices. The prices used to calculate the MSCI Indices are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.

Exchange Rates. MSCI uses the FX rates published by WM Reuters at 4:00 p.m. London time. MSCI uses WM Reuters rates for all developed and emerging markets. Exchange rates are taken daily at 4:00 p.m. London time by the WM Company and are sourced whenever possible from multi-contributor quotes on Reuters. Representative rates are selected for each currency based on a number of “snapshots” of the latest contributed quotations taken from the Reuters service at short intervals around 4:00 p.m. WM Reuters provides closing bid and offer rates. MSCI uses these rates to calculate the mid-point to 5 decimal places.

MSCI continues to monitor exchange rates independently and may, under exceptional circumstances, elect to use an alternative exchange rate if the WM Reuters rate is believed not to be representative for a given currency on a particular day.

Changes to the Indices. The MSCI Indices are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI Indices, emphasis is also placed on continuity, replicability and minimizing turnover in the Indices. Maintaining the MSCI Indices involves many aspects, including: (i) additions to, and deletions from, the Indices; (ii) and changes in number of shares; and (iii) changes in Foreign Inclusion Factors (“FIFs”) as a result of updated free float estimates.

Potential additions are analyzed not only with respect to their industry group, but also with respect to their industry or sub-industry group, in order to represent a wide range of economic and business activities. All additions are considered in the context of MSCI’s methodology, including the index constituent eligibility rules and guidelines.

In assessing deletions, it is important to emphasize that indices must represent the full-investment cycle, including both bull and bear markets. Out-of-favor industries and their securities may exhibit declining prices, declining market capitalization, and/or declining liquidity, and yet are not deleted because they continue to be good representatives of their industry group. As a general policy, changes in number of shares are coordinated with changes in FIFs to accurately reflect the investability of the underlying securities. In addition, MSCI continuously strives to improve the quality of its free float estimates and the related FIFs. Additional shareholder information may come from better disclosure by companies or more stringent disclosure requirements by a country’s authorities. It may also come from MSCI’s ongoing examination of new information sources for the purpose of further enhancing free float estimates and better understanding shareholder structures. When MSCI identifies useful additional sources of information, it seeks to incorporate them into its free float analysis.

Overall, index maintenance can be described by three broad categories of implementation of changes:

•	Annual full country index reviews, conducted on a fixed annual timetable, that systematically re-assess the various dimensions of the equity universe for all countries;

•	Quarterly index reviews, aimed at promptly reflecting other significant market events;

•	Ongoing event-related changes, such as mergers and acquisitions, which generally are rapidly implemented in the indices as they occur.

Potential changes in the status of countries (stand-alone, emerging, developed) follow their own separate timetables. These changes are normally implemented in one or more phases at the regular annual full country index review and quarterly index review dates.

The annual full country index review for all the MSCI single country standard equity indices is carried out once every 12 months and implemented as of the close of the last business day of May. The implementation of changes resulting from a quarterly index review occurs only on three dates throughout the year: as of the close of the last business day of February, August and November. Any single country indices may be impacted at the quarterly index review. MSCI Index additions and deletions due to quarterly index rebalancings are announced at least two weeks in advance.

INVESTMENT LIMITATIONS

The Board has adopted as fundamental policies the investment objectives of the iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Korea Index Fund, iShares Spain Index Fund, iShares Switzerland Index Fund, iShares Taiwan Index Fund, and iShares United Kingdom Index Fund. However, the Board has adopted as non-fundamental policies the investment objectives of all other Funds discussed in this SAI. Therefore, each of these Funds may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies each Fund’s investment restrictions numbered one through nine below. The restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the

1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The iShares MSCI Australia Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund, iShares Switzerland Index Fund, and iShares Taiwan Index Fund, will:

1.	Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

2.	Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund’s total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings;

3.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the Fund’s assets);

4.	Purchase a security (other than obligations of the U.S. government, its agencies or instrumentalities) if as a result 25% or more of its total assets would be invested in a single issuer. (This restriction applies to each of the iShares MSCI Singapore Index Fund and iShares MSCI South Korea Index Fund only);

5.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

6.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

8.	Sell securities short; or

9.	Invest in commodities or commodity contracts, except that a Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

The iShares MSCI France Index Fund, iShares MSCI United Kingdom Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Austria Index Fund, iShares MSCI EMU Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Emerging Markets Index Fund and iShares MSCI Sweden Index Fund will not:

1.	Make loans, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

2.	Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time;

3.	Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for currency transactions and futures contracts will not be deemed to be pledges of the Fund’s assets);

4.	Purchase, hold or deal in real estate, or oil, gas or mineral interests or leases, but a Fund may purchase and sell securities that are issued by companies that invest or deal in such assets;

5.	Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

6.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in currencies, options, futures and options on futures;

7.	Sell securities short; or

8.	Invest in commodities or commodity contracts, except that a Fund may buy and sell currencies and forward contracts with respect thereto, and may transact in futures contracts on securities, stock indices and currencies and options on such futures contracts and make margin deposits in connection with such contracts.

Industry concentration. Each of the iShares MSCI Singapore Index Fund and iShares MSCI South Korea Index Fund has the following concentration policy: With respect to the two most heavily weighted industries or groups of industries in its benchmark MSCI Index, a Fund will invest in securities (consistent with its investment objective and other investment policies) so that the weighting of each such industry or group of industries in the Fund does not diverge by more than 10% from the respective weighting of such industry or group of industries in its benchmark MSCI Index. An exception to this policy is that if investment in the stock of a single issuer would account for more than 25% of the Fund, the Fund will invest less than 25% of its net assets in such stock and will reallocate the excess to stock(s) in the same industry or group of industries, and/or to stock(s) in another industry or group of industries, in its benchmark MSCI Index. Each Fund will evaluate these industry weightings at least weekly, and at the time of evaluation will adjust its portfolio composition to the extent necessary to maintain compliance with the above policy. A Fund may not concentrate its investments except as discussed above. The Board has adopted this policy as fundamental, which means that it may not be changed with respect to a Fund without the approval of the holders of a majority of that Fund’s outstanding voting securities.

As of September 30, 2006, as a result of this policy with respect to industry concentration, the following Fund was concentrated (that is, invested 25% or more of its total assets) in the specified industries:

iShares MSCI Index Fund	Industry or Industries
Singapore	Banks

Each of the iShares MSCI Australia Index Fund, iShares MSCI Austria Index Fund, iShares MSCI Belgium Index Fund, iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Emerging Markets Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Index Fund, iShares MSCI Netherlands Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI United Kingdom Index Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that, to the extent practicable, the Fund will concentrate to approximately the same extent that its benchmark MSCI Index concentrates in the stocks of such particular industry or group of industries, provided that the Fund will comply with the diversification requirements applicable to regulated investment companies of the IRC, any underlying Treasury regulations or any successor provision.

As of September 30, 2006, as a result of this policy with respect to industry concentration, each of the following Funds was concentrated (that is, held 25% or more of its total assets) in the specified industries:

iShares MSCI Index Fund	Industry or Industries
Australia	Banks
Belgium	Banks
Hong Kong	Real Estate
Italy	Banks
Mexico	Telecommunications
Spain	Banks

In addition to the investment limitations adopted as fundamental as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1.	Invest in the securities of a company for the purpose of exercising management or control, or in any event purchase and hold more than 10% of the securities of a single issuer, provided that the Company may vote the investment securities owned by each Fund in accordance with its views; or

2.	Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

For purposes of the percentage limitation on each Fund’s investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be “readily marketable” if they are traded on an exchange or other organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund’s portfolio. In reaching liquidity decisions, BGFA considers the following factors:

1.	The frequency of trades and quotes for the security;

2.	The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

3.	Dealer undertakings to make a market in the security; and

4.	The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that certain percentage limitations will be observed continuously in accordance with applicable law.

Each Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities in the fund’s Underlying Index and in American Depositary Receipts based on securities in the Underlying Index. Each Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, a Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

CONTINUOUS OFFERING

The method by which Creation Unit Aggregations of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of shares are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Funds are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

MANAGEMENT OF THE COMPANY

Directors and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Director serves until his or her successor is duly elected or appointed and qualified.

iShares, Inc., iShares Trust, Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Director also serves as a Trustee for iShares Trust and, as a result, oversees a total of 117 funds within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees an additional 24 portfolios within the fund complex. The address of each Director and Officer is c/o Barclays Global Investors, N.A.,45 Fremont Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Director.

Directors and Officers

Name (Year of Birth) Interested Directors	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director/Officer

*Lee T. Kranefuss (1961)	Director, Chairman, and President (since 2003)	Chief Executive Officer of Intermediary Investors and Exchange Traded Products Business of BGI (since 2003); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003) and Chief Executive Officer, Global Index and Markets Group of BGI (2005-present).	Trustee (since 2003) of iShares Trust; Trustee (since 2001) of Barclays Global Investors Funds and Master Investment Portfolio; Director (since 2003) of BGI Cayman Prime Money Market Fund.

*John E. Martinez (1962)	Director (since 2003)	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Chief Executive Officer of Capital Markets Group of BGI (1996-2001).	Director (since 2005) of Real Estate Equity Exchange; Trustee (since 2003) of iShares Trust; Director (since 2003) of Larkin Street Youth Services.

*	Lee Kranefuss and John Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Company due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

Name (Year of Birth) Independent Directors	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Director/Officer
George G.C. Parker (1939)	Director (since 2000)	Dean Witter Distinguished Professor of Finance (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Trustee (since 2002) of iShares Trust; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals.

Cecilia H. Herbert (1949)	Director (since 2005)	Member of Finance Council, Archdiocese of San Francisco (since 1991); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005).	Trustee (since 2005) of iShares Trust; Trustee (2004 -2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2005) of the Thacher School; Director (since 1998) of

Catholic Charities CYO; Director (since 2005) of Women’s Forum West (professional association).

Charles A. Hurty (1943)	Director (since 2005)	Partner, KPMG, LLP (1968-2001).	Trustee (since 2005) of iShares Trust; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios); Director (since 2005) of CSFB Alternative Investments Fund (15 portfolios).

John E. Kerrigan (1955)	Director (since 2005)	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Trustee (since 2005) of iShares Trust; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

Officer

Michael Latham (1965)	Secretary, Treasurer and Principal Financial Officer (since 2002)	Chief Operating Officer of the Intermediary Investors and Exchange Traded Products Business of BGI (since 2003), Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003); Head of Operations, BGI Europe (1997 - 2000).	None.

The following table sets forth, as of December 31, 2005, the dollar range of equity securities beneficially owned by each Director in the Funds and in other registered investment companies overseen by the Director within the same family of investment companies as the Company.

NAME OF DIRECTOR	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES
Richard K. Lyons*	iShares Lehman 1-3 Year Treasury Bond iShares S&P 500 LifePath 2030 Portfolio	$50,001-$100,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

Lee T. Kranefuss	iShares Lehman 1-3 Year Treasury Bond iShares Russell 3000 iShares iBoxx $ Investment Grade Corporate Bond Fund*** iShares Dow Jones Select Dividend	$50,001-$100,000 Over $100,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

John E. Martinez	iShares MSCI EAFE iShares Russell 1000 iShares Russell 1000 Value iShares S&P 500	Over $100,000 Over $100,000 Over $100,000 Over $100,000	Over $100,000

George G.C. Parker

iShares Dow Jones Select Dividend

iShares FTSE/Xinhua China 25

iShares iBoxx $ Investment Grade Corporate Bond Fund***

iShares Lehman 1-3 Year Treasury Bond

iShares MSCI EAFE

iShares MSCI Emerging Markets

iShares MSCI Mexico

iShares Russell 1000 Value

iShares Russell 2000

iShares Russell 2000 Value

iShares S&P 100

iShares S&P 500

iShares S&P 500 Growth

iShares S&P 500 Value

iShares S&P Midcap 400

iShares S&P Midcap 400 Value

iShares S&P Global 100

Over $100,000

$50,001 - $100,000

Over $100,000

$10,001 - $50,000

Over $100,000

Over $100,000

$50,001 - $100,000

Over $100,000

$50,001 - $100,000

Over $100,000

Over $100,000

Over $100,000

$10,001 - $50,000

$50,001 - $100,000

Over $100,000

Over $100,000

$10,001 - $50,000

Over $100,000

W. Allen Reed**	None	Not Applicable	Not Applicable

Cecilia H. Herbert	iShares MSCI Hong Kong iShares MSCI Japan iShares Dow Jones Consumer Goods Sector iShares Dow Jones U.S. Healthcare iShares Dow Jones Select Dividend iShares S&P 500 Index iShares FTSE/Xinhua China 25	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $50,001 - $100,000 $10,001 - $50,000 Over $100,000 $50,001 - $100,000	Over $100,000

Charles A. Hurty	iShares S&P 500 Index iShares FTSE/Xinhua China 25 iShares Dow Jones Financial Sector	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	Over $100,000

NAME OF DIRECTOR	NAME OF INDEX FUND	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY DIRECTOR IN FAMILY OF INVESTMENT COMPANIES

	iShares Dow Jones U.S. Energy Sector iShares Dow Jones U.S. Technology Sector iShares MSCI EAFE iShares MSCI Japan	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000

John E. Kerrigan	iShares Russell 1000	Over $100,000	Over $100,000

*	Served as Director through November 6, 2006.
**	Served as Director through June 30, 2006.
***	On November 1, 2006, the name of the GS $ InvesTop™ Index was changed to the iBoxx $ Liquid Investment Grade Index and the name of the iShares GS $ InvesTop™ Corporate Bond Fund was changed to the iShares iBoxx $ Investment Grade Corporate Bond Fund.

As of December 31, 2005, none of the directors who are not interested persons (as defined in the 1940 Act) of the Company (“Independent Directors”) or their immediate family members owned beneficially or of record any securities of BGFA (the Fund’s investment adviser), SEI (the Fund’s distributor) or any person controlling, controlled by or under control with BGFA or SEI.

Committees of the Board of Directors. Each Independent Director serves on the Audit Committee and the Nominating and Governance Committee of the Board of Directors. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Company’s accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Company; (ii) in its oversight of the Company’s financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Company’s accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2005.

The Nominating and Governance Committee nominates individuals for Independent Director membership on the Board of Directors and handles various governance functions for the Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Director; (ii) recommending to the Board and current Independent Directors the nominee(s) for appointment as an Independent Director by the Board and current Independent Directors and/or for election as Independent Directors by shareholders to fill any vacancy for a position of Independent Director(s) on the Board; (iii) recommending to the Board and current Independent Directors the size and composition of the Board and Board committees; (iv) considering fund governance issues and making recommendations to the Board, as appropriate; (v) periodic review of the Board’s retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Directors for their services as Directors and members or chairpersons of committees of the Board. The Nominating and Governance Committee is not required to consider nominees for the Board of Directors who are recommended by shareholders. However, individual shareholder nominees may be considered if the Nominating and Governance Committee deems it appropriate. Prior to September 13, 2006, the Nominating and Governance Committee was known as the Nominating Committee. The Nominating Committee met one time during the calendar year ended December 31, 2005.

Remuneration of Directors. Effective January 1, 2006, the Company pays each Independent Director and John Martinez, an interested Director, an annual fee of $60,000 for meetings of the Board attended by the Director; also the Company pays Charles Hurty an annual fee of $12,500 for service as the chairperson of the Board’s Audit committee and George G. C. Parker an annual fee of $25,000 for service as the Board’s Lead Director. During the period April 1, 2005 through January 1, 2006, the Company paid each Independent Director and John Martinez, an Interested Director, an annual fee of $45,000 for meetings of the Board attended by each Director; also the Company paid each Independent Director who served as a chairperson of a Board committee an annual fee of $2,500. Prior to April 1, 2005, the Company paid each Independent Director and John Martinez, an Interested Director, an annual fee of $32,500 for meetings of the Board attended by each Director. The Company also reimburses each Director for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Director for the calendar year ended December 31, 2005.

Name of Interested Director	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued As Part of Company Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
Lee T. Kranefuss***	$0	Not Applicable	Not Applicable	$0

John E. Martinez	$41,875	Not Applicable	Not Applicable	$$83,750

*	No Director or Officer is entitled to any pension or retirement benefits from the Trust.
**	Includes compensation for service on the Board of Trustees of iShares Trust.
***	Lee T. Kranefuss was not compensated by the Funds due to his employment with BGI during the time period reflected in the table.

The table below sets forth the total compensation paid to each Independent Director for the calendar year ended December 31, 2005.

Name of Independent Director	Aggregate Compensation from the Company	Pension or Retirement Benefits Accrued As Part of Company Expenses*	Estimated Annual Benefits Upon Retirement*	Total Compensation From the Funds and Fund Complex**
John B. Carroll***	$8,125	Not Applicable	Not Applicable	$16,250

Cecilia H. Herbert	$22,500	Not Applicable	Not Applicable	$45,000

Charles A. Hurty	$22,500	Not Applicable	Not Applicable	$45,000

John E. Kerrigan	$22,500	Not Applicable	Not Applicable	$45,000

Richard K. Lyons#	$41,875	Not Applicable	Not Applicable	$108,750	****

George G.C. Parker	$43,750	Not Applicable	Not Applicable	$87,500

W. Allen Reed†	$43,750	Not Applicable	Not Applicable	$87,500

*	No Director or Officer is entitled to any pension or retirement benefits from the Company.
**	Includes compensation for service on the Board of Trustees of iShares Trust.
***	Served as Director through March 1, 2005.
****	Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 24 funds also advised by BGFA and/or for which BGFA provides administration services, and as a Director of the BGI Cayman Prime Money Market Fund, LTD.
#	Served as Director through November 6, 2006.
†	Served as Director through June 30, 2006.

Directors and officers of the Company collectively owned less than 1% of each of the Company’s outstanding shares as of November 30, 2006.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. Although the Company does not have information concerning the beneficial ownership of shares held in the names of DTC participants, as of December 7, 2006, the name and percentage ownership of each DTC participant that owned of record 5% or more of the outstanding shares of a Fund is set forth in the table below:

Fund Name	Percentage of Ownership
iShares MSCI Australia Index Fund
Merrill Lynch Safekeeping	5.57%
Pershing LLC	5.98%
National Financial Services LLC	10.42%
Brown Brothers Harriman & Co.	10.90%
Charles Schwab & Co., Inc.	11.03%
Citigroup Global Markets Inc.	12.77%
iShares MSCI Austria Index Fund
A.G. Edwards & Sons, Inc.	5.22%
Brown Brothers Harriman & Co.	5.79%
Charles Schwab & Co., Inc.	8.94%
Merrill Lynch Safekeeping	9.44%
Citigroup Global Markets Inc.	9.84%
National Financial Services LLC	11.54%
iShares MSCI Belgium Index Fund
National Financial Services LLC	5.27%
JPMorgan Chase Bank, National Association	5.34%
Charles Schwab & Co., Inc.	5.66%
Bear, Stearns Securities Corp.	8.06%
Citigroup Global Markets Inc.	39.01%
iShares MSCI Brazil Index Fund
Citigroup Global Markets Inc.	5.55%
Citibank, N.A.	5.71%
National Financial Services LLC	5.73%
State Street Bank and Trust Company	11.59%
Brown Brothers Harriman & Co.	16.77%
iShares MSCI Canada Index Fund
The Bank of New York	5.13%
Pershing LLC	5.54%
Merrill Lynch Safekeeping	6.09%
Charles Schwab & Co., Inc.	9.47%
National Financial Services LLC	9.53%
Brown Brothers Harriman & Co.	11.43%
iShares MSCI Emerging Markets Index Fund
National Financial Services LLC	6.19%
Brown Brothers Harriman & Co.	7.93%
Charles Schwab & Co., Inc.	9.36%
iShares MSCI EMU Index Fund
Brown Brothers Harriman & Co.	8.07%
Charles Schwab & Co., Inc.	8.37%
Deutsche Bank Securities Inc./Cedear	38.76%
iShares MSCI France Index Fund
Charles Schwab & Co., Inc.	5.10%
Brown Brothers Harriman & Co.	5.31%
Bear, Stearns Securities Corp.	11.25%
iShares MSCI Germany Index Fund
Merrill Lynch Safekeeping	5.06%
Charles Schwab & Co., Inc.	5.75%
National Financial Services LLC	6.21%
The Bank of New York	8.14%
Goldman, Sachs & Co.	20.51%
iShares MSCI Hong Kong Index Fund
State Street Bank and Trust Company	5.94%
First Clearing, LLC	6.92%
Deutsche Bank Securities Inc./Cedear	7.14%
Brown Brothers Harriman & Co.	9.22%
Charles Schwab & Co., Inc.	9.72%
iShares MSCI Italy Index Fund
Morgan Stanley & Co. Incorporated	6.66%
Bear, Stearns Securities Corp.	8.67%
JPMorgan Chase Bank, National Association	11.11%
Citigroup Global Markets Inc.	38.55%
iShares MSCI Japan Index Fund
JPMorgan Chase Bank, National Association	5.86%
Brown Brothers Harriman & Co.	5.89%
Citigroup Global Markets Inc.	5.90%
UBS Financial Services LLC	6.12%
Merrill Lynch Safekeeping	6.87%
Charles Schwab & Co., Inc.	8.73%
iShares MSCI Malaysia Index Fund
Charles Schwab & Co., Inc.	5.69%
National Financial Services LLC	6.07%
Citigroup Global Markets Inc.	10.20%
Brown Brothers Harriman & Co.	14.28%
iShares MSCI Mexico Index Fund
Morgan Stanley & Co. Incorporated	6.27%
Charles Schwab & Co., Inc.	7.75%
National Financial Services LLC	9.25%
State Street Bank and Trust Company	16.74%
iShares MSCI Netherlands Index Fund
National Financial Services LLC	6.15%
Charles Schwab & Co., Inc.	8.36%
A.G. Edwards & Sons, Inc.	8.67%
Goldman, Sachs & Co.	13.55%
iShares MSCI Pacific ex-Japan Index Fund
Merrill Lynch Safekeeping	5.45%
National Financial Services LLC	5.92%
The Bank of New York	6.46%
Citibank, N.A.	7.20%
Charles Schwab & Co., Inc.	9.18%
Brown Brothers Harriman & Co.	10.77%
iShares MSCI Singapore Index Fund
First Clearing, LLC	5.32%
Morgan Stanley & Co. Incorporated	5.74%
Citibank, N.A.	6.47%
National Financial Services LLC	8.08%
Charles Schwab & Co., Inc.	8.77%
Brown Brothers Harriman & Co.	13.42%
iShares MSCI South Africa Index Fund
National Financial Services LLC	5.08%
Brown Brothers Harriman & Co.	8.25%
Citigroup Global Markets Inc.	8.43%
Barclays Global Investors, N.A.	15.07%
State Street Bank and Trust Company	27.47%
iShares MSCI South Korea Index Fund
Citibank, N.A.	5.13%
National Financial Services LLC	5.71%
Citigroup Global Markets Inc.	6.12%
Charles Schwab & Co., Inc.	6.82%
State Street Bank and Trust Company	8.21%
Brown Brothers Harriman & Co.	15.85%
iShares MSCI Spain Index Fund
Goldman Sachs International	6.64%
Charles Schwab & Co., Inc.	9.24%
Brown Brothers Harriman & Co.	11.46%
National Financial Services LLC	13.30%
Citigroup Global Markets Inc.	14.37%
iShares MSCI Sweden Index Fund
Pershing LLC	5.50%
Citigroup Global Markets Inc.	8.13%
Charles Schwab & Co., Inc.	10.33%
National Financial Services LLC	11.77%
Goldman, Sachs & Co.	11.85%
iShares MSCI Switzerland Index Fund
Swiss American Securities Inc.	5.17%
National Financial Services LLC	8.58%
Charles Schwab & Co., Inc.	8.79%
Brown Brothers Harriman & Co.	17.87%
iShares MSCI Taiwan Index Fund
JPMorgan Chase Bank, National Association	5.25%
Morgan Stanley & Co. Incorporated	6.13%
The Bank of New York	7.38%
Brown Brothers Harriman & Co.	22.69%
iShares MSCI United Kingdom Index Fund
JPMorgan Chase Bank, National Association	5.40%
Brown Brothers Harriman & Co.	10.97%
Deutsche Bank Securities Inc./Cedear	23.51%

INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION SERVICES

Investment Adviser. BGFA serves as investment adviser to each Fund pursuant to an Investment Advisory Agreement between the Company and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Company’s Board and in conformity with the stated investment policies of each Fund, manages and administers the Company and the investment of each Fund’s assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund

For its investment management services to the iShares MSCI Brazil Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, BGFA is paid management fees equal to each of those Fund’s allocable portion of: 0.74% per year of the aggregate net assets of those Funds less than or equal to $2 billion, plus 0.69% per year of the aggregate net assets of those Funds between $2 billion and up to $4 billion, plus 0.64% per year of the aggregate net assets of those Funds greater than $4 billion; for its investment management services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is paid management fees equal to 0.50% per year of the net assets of that Fund. Effective September 1, 2006, for its investment management services to the iShares MSCI Emerging Markets Index Fund, BGFA is paid management fees equal to 0.75% per year of the aggregate net assets of that Fund less than or equal to $14.0 billion, plus 0.68% per year of the aggregate net assets of that Fund between $14.0 billion and up to $28.0 billion, plus 0.61% per year of the aggregate net assets of that Fund in excess of $28.0 billion. Effective September 1, 2006, for its investment management services to each of the other Funds included in this Prospectus, BGFA is paid a fee equal to each of those Funds’ allocable portion of: 0.59% per year of the aggregate net assets of those Funds less than or equal to $7.0 billion, plus 0.54% per year of the aggregate net assets of the those Funds between $7.0 billion and up to $11.0 billion, plus 0.49% per year of the aggregate net assets of those Funds between $11.0 billion and up to $24.0 billion, plus 0.44% per year of the aggregate net assets of those Funds in excess of $24.0 billion.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses, distribution fees or expenses and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund’s average net assets) listed below

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Australia	$915,983	$1,684,365	$2,886,094
Austria	$213,811	$891,196	$1,657,316
Belgium	$110,619	$298,236	$479,965
Brazil	$1,782,540	$2,897,738	$11,373,859
Canada	$2,058,670	$1,934,001	$4,487,238
Emerging Markets	$10,195,674	$31,573,428	$81,638,096
EMU	$1,687,063	$2,700,971	$6,044,452
France	$333,419	$360,949	$615,785
Germany	$731,209	$966,395	$3,393,583
Hong Kong	$2,474,937	$3,327,704	$4,007,032
Italy	$160,439	$211,190	$454,018
Japan	$22,799,645	$36,714,546	$67,470,595
Malaysia	$1,177,810	$1,738,119	$2,225,756

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Mexico	$598,057	$1,265,701	$2,439,770
Netherlands	$131,004	$269,795	$475,006
Pacific ex-Japan	$2,664,892	$5,536,961	$9,175,781
Singapore	$751,097	$1,132,585	$2,583,523
South Africa	$647,324	$959,383	$2,039,466
South Korea	$1,851,713	$3,815,173	$10,213,486
Spain	$279,745	$343,145	$564,200
Sweden	$142,121	$315,269	$601,452
Switzerland	$244,345	$330,809	$743,036
Taiwan	$2,810,061	$5,030,229	$11,442,524
United Kingdom	$1,454,776	$2,930,931	$3,483,995

Prior to September 1, 2005, the iShares MSCI Singapore Index Fund was subject to an investment advisory agreement whereby the iShares MSCI Singapore Index Fund paid its own expenses and BGFA received fees equal to the difference between such expenses and specified rates (subject to the exceptions noted above) or reimbursed expenses to the extent necessary to cause such Fund’s expenses to be at such specified rates (again, subject to the same exceptions). Effective September 1, 2005, the iShares MSCI Singapore Index Fund is subject to the Investment Advisory Agreement discussed above.

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the applicable Fund’s outstanding voting securities (as defined in the 1940 Act). The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations may (i) prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Company, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing shares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Company without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Company. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Company. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Portfolio Managers. The individuals named as Portfolio Managers in the Funds’ Prospectus dated January 1, 2007, Patrick O’Connor and S. Jane Leung (the “Portfolio Managers”), were also primarily responsible for the day-to-day management of certain Funds and certain types of other portfolios and/or accounts, as indicated in the tables below as of August 31, 2006:

Patrick O’Connor

Types of Accounts	Number	Total Assets
Registered Investment Companies	110	$195,263,800,000
Other Pooled Investment Vehicles	1	$149,800,000
Other Accounts	7	$1,079,000,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

S. Jane Leung

Types of Accounts	Number	Total Assets
Registered Investment Companies	110	$195,263,800,000
Other Pooled Investment Vehicles	1	$149,800,000
Other Accounts	7	$1,078,900,000
Accounts with Incentive-Based Fee Arrangements	N/A	N/A

Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or through a representative sampling of the securities that compose those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Funds and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Funds seeking such investment opportunity. As a consequence, from time to time the Funds may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Funds, the other portfolios or accounts managed by the Portfolio Managers generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio’s or account’s gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Funds should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager’s favoring those portfolios or accounts with incentive-based fee arrangements.

As of August 31, 2006, with respect to all iShares Funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager’s salary is a fixed amount generally determined annually based on a number of factors, including, but not limited to, the Portfolio Manager’s title, scope of responsibilities, experience and knowledge. The Portfolio Manager’s bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager’s business unit, and an assessment of the Portfolio Manager’s individual performance. The Portfolio Manager’s salary and annual bonus are paid in cash. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a “select group of management or highly compensated employees (within the meaning of ERISA section 401(a))” as so specified under the terms of BGI’s Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that Plan.

Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI’s Compensation Enhancement Plan (“CEP”). Under the CEP, these awards are determined annually, and vest after two years. At the option of the CEP administrators, the award may be “notionally invested” in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award is not notionally invested, the original award amount is paid once vested.

A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited (“BGI UK Holdings”), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.

As of August 31, 2006, the Portfolio Managers beneficially owned shares of the Funds for which they are primarily responsible for the day-to-day management in the amounts reflected in the following tables:

Patrick O’Connor

Dollar Range
iShares MSCI Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
Australia	X
Austria	X
Belgium	X
Brazil	X
Canada	X
Emerging Markets	X
EMU	X
France	X
Germany	X
Hong Kong	X
Italy	X
Japan	X
Malaysia	X
Mexico	X
Netherlands	X
Pacific ex-Japan	X
Singapore	X
South Africa	X
South Korea	X
Spain	X
Sweden	X
Switzerland	X
Taiwan	X
United Kingdom	X

S. Jane Leung

Dollar Range
iShares MSCI Index Fund	None	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m
Australia	X
Austria	X
Belgium	X
Brazil	X
Canada	X
Emerging Markets	X
EMU	X
France	X
Germany	X
Hong Kong	X
Italy	X
Japan	X
Malaysia	X
Mexico	X
Netherlands	X
Pacific ex-Japan	X
Singapore	X
South Africa	X
South Korea	X
Spain	X
Sweden	X
Switzerland	X
Taiwan	X
United Kingdom	X

Code of Ethics. The Company, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Funds. Investors Bank’s principal address is 200 Clarendon Street, Boston, MA 02116. Under the Administration Agreement with the Company, Investors Bank provides necessary administrative, legal, tax accounting services and financial reporting for the maintenance and operations of the Company and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Company, Investors Bank maintains in separate accounts cash, securities and other assets of the Company and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Company, to deliver securities held by Investors Bank and to make payments for securities purchased by the Company for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Company, Investors Bank acts as a transfer agent for each Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Company. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee for all Funds.

The following table sets forth the administration, transfer agency and custodian expenses of each Fund for the periods noted.

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Australia	$104,378	$124,478	$150,869
Austria	$28,909	$69,922	$112,148
Belgium	$19,339	$23,452	$27,553
Brazil	$573,717	$701,615	$2,905,664
Canada	$166,601	$75,004	$123,094
Emerging Markets	$954,552	$2,182,043	$4,669,932
EMU	$183,003	$174,024	$273,106
France	$42,859	$35,604	$53,830
Germany	$63,497	$43,872	$103,850
Hong Kong	$210,784	$153,483	$129,584
Italy	$26,022	$17,473	$23,520
Japan	$1,436,044	$1,065,863	$1,289,942
Malaysia	$235,826	$272,377	$324,031
Mexico	$91,810	$144,004	$264,467
Netherlands	$19,662	$18,363	$22,455
Pacific ex-Japan	$298,018	$381,149	$485,576
Singapore	$133,589	$156,637	$273,375
South Africa	$75,097	$87,883	$161,664
South Korea	$276,817	$481,920	$1,228,569

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2004	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Spain	$36,023	$22,805	$30,141
Sweden	$23,869	$27,529	$39,219
Switzerland	$28,939	$22,281	$38,265
Taiwan	$525,372	$833,718	$1,880,480
United Kingdom	$106,660	$96,550	$84,541

Distributor. SEI is the distributor of shares of the Company. Its principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Company pursuant to which it distributes shares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the National Association of Securities Dealers, Inc. (“NASD”).

The Distribution Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, on at-least 60-days prior written notice to the other party (i) by vote of a majority of the Independent Directors or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.

The following table sets forth the compensation paid by BGFA to the Distributor for certain services, not primarily intended to result in the sale of shares, provided to each Fund during the periods noted below.

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2004(1)		Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Australia		$314,500	$37,659	$38,571
Austria		$67,990	$37,659	$38,571
Belgium		$36,909	$37,659	$38,571
Brazil		$518,712	$37,659	$38,571
Canada		$739,090	$37,659	$38,571
Emerging Markets	$	N/A	$37,659	$38,571
EMU		$576,486	$37,659	$38,571
France		$116,817	$37,659	$38,571
Germany		$267,711	$37,659	$38,571

Hong Kong		$876,350	$37,659	$38,571
Italy		$56,600	$37,659	$38,571
Japan		$7,356,615	$37,659	$38,571
Malaysia		$399,705	$37,659	$38,571
Mexico		$194,535	$37,659	$38,571
Netherlands		$43,809	$37,659	$38,571
Pacific ex-Japan	$	N/A	$37,659	$38,571
Singapore		$328,530	$37,659	$38,571
South Africa		$180,540	$37,659	$38,571
South Korea		$507,357	$37,659	$38,571
Spain		$99,673	$37,659	$38,571
Sweden		$48,845	$37,659	$38,571
Switzerland		$86,032	$37,659	$38,571
Taiwan		$787,666	$37,659	$38,571
United Kingdom		$446,553	$37,659	$38,571

(1)	Effective July 1, 2004, the Company does not have a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Prior to July 1, 2004, the Company had in place a Plan which pertained to each Fund, other than the iShares MSCI Emerging Markets Index Fund and the iShares MSCI Pacific ex-Japan Index Fund. Under the Plan, the Distributor was entitled to receive a distribution fee, accrued daily and paid monthly, calculated with respect to each Fund at a rate set from time to time, by the Board, provided that the annual rate may not exceed 0.25% of the average daily net assets of such Fund. From time to time, the Distributor may waive all or a portion of these fees.

BROKERAGE TRANSACTIONS

BGFA assumes general supervision over placing orders on behalf of each Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA’s policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Company has adopted policies and procedures that prohibit the consideration of sales of a Fund’s shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The table below sets forth the brokerage commissions paid by each Fund for the periods noted. Any differences in brokerage commissions paid by a Fund from year to year are due to increases or decreases in that Fund’s assets over those periods.

iShares MSCI Index Fund	Commissions Paid During Fiscal Year Ended August 31, 2004	Commissions Paid During Fiscal Year Ended August 31, 2005	Commissions Paid During Fiscal Year Ended August 31, 2006
Australia	$18,507	$50,149	$44,501
Austria	$6,847	$42,998	$114,016
Belgium	$8,301	$13,256	$31,534
Brazil	$31,544	$115,463	$408,983
Canada	$94,309	$52,554	$113,719
Emerging Markets	$457,832	$893,470	$2,250,437
EMU	$19,740	$24,066	$97,602
France	$1,961	$2,487	$9,883
Germany	$6,480	$7,753	$27,122
Hong Kong	$15,500	$23,840	$28,227
Italy	$1,489	$4,837	$13,882
Japan	$25,730	$118,468	$287,796
Malaysia	$57,232	$41,354	$68,670
Mexico	$20,285	$41,173	$100,531
Netherlands	$1,625	$4,875	$20,106
Pacific ex-Japan	$66,731	$209,879	$174,011
Singapore	$39,289	$33,920	$75,315
South Africa	$34,976	$43,582	$47,934
South Korea	$102,750	$66,985	$368,333
Spain	$4,806	$7,477	$11,832
Sweden	$1,870	$4,724	$19,186
Switzerland	$1,551	$5,080	$22,527
Taiwan	$89,556	$100,258	$338,064
United Kingdom	$9,608	$27,149	$37,167

The following table sets forth the names of the Funds’ “regular broker dealers,” as defined under the 1940 Act, which derive more than 15% of their gross revenues from securities-related activities and in which the Funds invest, together with the market value of each investment as of the applicable Fund’s most recently completed fiscal year.

iShares MSCI Index Fund	Fiscal Year End	Issuer	Market Value of Investment
MSCI Australia Index Fund	8/31	JP Morgan Chase & Co.	$76,371
MSCI Austria Index Fund	8/31	JP Morgan Chase & Co.	67,702
MSCI Belgium Index Fund	8/31	JP Morgan Chase & Co.	393
		Bank of America N.A.	131
MSCI Emerging Markets Index Fund	8/31	Societe Generale	5,942,846
		JP Morgan Chase & Co.	4,457,135
MSCI EMU Index Fund	8/31	Societe Generale Class A	26,943,683
		Societe Generale	321,258
		JP Morgan Chase & Co.	240,944
MSCI France Index Fund	8/31	Societe Generale Class A	10,279,582
		Societe Generale	21,454
		JP Morgan Chase & Co.	16,091
MSCI Hong Kong Index Fund	8/31	JP Morgan Chase & Co.	205,308
MSCI Italy Index Fund	8/31	Societe Generale	27,029
		JP Morgan Chase & Co.	20,272
MSCI Japan Index Fund	8/31	Nomura Holdings, Inc.	169,768,555
MSCI Mexico Index Fund	8/31	Societe Generale	655,029
MSCI Netherlands Index Fund	8/31	JP Morgan Chase & Co.	13,060
MSCI Pacific ex-Japan Index Fund	8/31	JP Morgan Chase & Co.	277,231
MSCI Singapore Index Fund	8/31	JP Morgan Chase & Co.	56,798
		Bank of America N.A.	18,933
MSCI South Korea Index Fund	8/31	JP Morgan Chase & Co.	671,711
MSCI Spain Index Fund	8/31	Banco Santander Central Hispano SA	33,057,693
		JP Morgan Chase & Co.	45,801
		Bank of America N.A.	15,267
MSCI Sweden Index Fund	8/31	JP Morgan Chase & Co.	26,698
MSCI Switzerland Index Fund	8/31	UBS AG	19,662,377
		Credit Suisse Group	9,057,713

The Company will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

None of the Funds paid any brokerage commissions to Barclays Global Investor Services (“BGIS”), an affiliate of BGFA, and a subsidiary of BGI, during the fiscal year ended August 31, 2006.

The Funds’ purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Funds. BGFA may deal, trade and invest for its own account in the types of securities in which the Funds may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Funds will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

The table below sets forth the portfolio turnover rates of each Fund for the periods noted.

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
Australia	17%	7%
Austria	21%	32%
Belgium	10%	10%
Brazil	48%	15%
Canada	9%	20%
Emerging Markets	9%	12%
EMU	8%	8%
France	7%	10%
Germany	9%	12%
Hong Kong	6%	10%
Italy	18%	15%
Japan	6%	8%
Malaysia	15%	60%
Mexico	9%	12%
Netherlands	6%	17%
Pacific ex-Japan	16%	8%
Singapore	8%	6%

iShares MSCI Index Fund	Fiscal Year Ended August 31, 2005	Fiscal Year Ended August 31, 2006
South Africa	32%	7%
South Korea	30%	47%
Spain	8%	6%
Sweden	6%	14%
Switzerland	5%	11%
Taiwan	20%	29%
United Kingdom	11%	10%

ADDITIONAL INFORMATION CONCERNING THE COMPANY

Capital Stock. The Company currently is comprised of 24 series that issue shares of common stock, par value $0.001 per share, referred to herein as the Funds. Each Fund has been issued as a separate class of capital stock. In addition to the 24 Funds listed above, the Company has authorized for issuance, but is not currently offering for sale to the public, six additional series of shares of common stock. The Board may designate additional series of common stock and classify shares of a particular series into one or more classes of that series. The Amended and Restated Articles of Incorporation confers upon the Board of Directors the power to establish the number of shares which constitute a Creation Unit Aggregation or by resolution, restrict the redemption right to Creation Unit Aggregations.

Each share issued by a Fund has a pro rata interest in the assets of that Fund. The Company is currently authorized to issue 10.9 billion shares of common stock. The following number of shares is currently authorized for each Fund: the iShares MSCI Australia Index Fund, 127.8 million shares; the iShares MSCI Austria Index Fund, 19.8 million shares; the iShares MSCI Belgium Index Fund, 136.2 million shares; the iShares MSCI Brazil Index Fund, 500 million shares; the iShares MSCI Canada Index Fund, 340.2 million shares; the iShares MSCI Emerging Markets Index Fund, 500 million shares; the iShares MSCI EMU Index Fund, 500 million shares; the iShares MSCI France Index Fund, 340.2 million shares; the iShares MSCI Germany Index Fund, 382.2 million shares; the iShares MSCI Hong Kong Index Fund, 191.4 million shares; the iShares MSCI Italy Index Fund, 63.6 million shares; the iShares MSCI Japan Index Fund, 2,124.6 million shares; the iShares MSCI Malaysia Index Fund, 127.8 million shares; the iShares MSCI Mexico Index Fund, 255 million shares; the iShares MSCI Netherlands Index Fund, 255 million shares; the iShares MSCI Pacific ex-Japan Index Fund, 500 million shares; the iShares MSCI Singapore Index Fund, 191.4 million shares; the iShares MSCI South Africa Index Fund, 200 million shares; the iShares MSCI South Korea Index Fund, 200 million shares; the iShares MSCI Spain Index Fund, 127.8 million shares; the iShares MSCI Sweden Index Fund, 63.6 million shares; the iShares MSCI Switzerland Index Fund, 318.625 million shares; the iShares MSCI Taiwan Index Fund, 200 million shares; and the iShares MSCI United Kingdom Index Fund, 943.2 million shares. Fractional shares will not be issued. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation. Shareholders are entitled to require the Company to redeem Creation Unit Aggregations of their shares. The Articles of Incorporation confers upon the Board the power, by resolution, to alter the number of shares constituting a Creation Unit or to specify that shares of common stock of the Company may be individually redeemable.

Each share has one vote with respect to matters upon which a stockholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and the Maryland General Corporation Law; stockholders have no cumulative voting rights with respect to their shares. Shares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Maryland law, the Company is not required to hold an annual meeting of stockholders unless required to do so under the 1940 Act. The policy of the Company is not to hold an annual meeting of stockholders unless required to do so under the 1940 Act. All shares of the Company (regardless of Fund) have noncumulative voting rights for the election of Directors. Under Maryland law, Directors of the Company may be removed by vote of the stockholders.

Following the creation of the initial Creation Unit Aggregation(s) of a Fund and immediately prior to the commencement of trading in such Fund’s shares, a holder of shares may be a “control person” of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

Shareholders may make inquiries by writing to the Company, c/o the Distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a Fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and Directors of the Company and beneficial owners of 10% of the shares of a Fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.

Termination of the Company or a Fund. The Company or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Company or such Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Company’s organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit Aggregation. In the event of a termination of the Company or a Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Company may make redemptions in-kind, for cash, or for a combination of cash or securities.

Book-Entry Only System. The following information supplements and should be read in conjunction with the Shareholder Information section in the Prospectus.

DTC Acts as Securities Depository for the Shares of the Company. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Group, Inc., the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares.

Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of shares. The Company understands that under existing industry practice, in the event the Company requests any action of holders of shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Company recognizes DTC or its nominee as the owner of all shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Company and DTC, DTC is required to make available to the Company upon request and for a fee to be charged to the Company a listing of the share holdings of each DTC Participant. The Company shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares of the Funds, directly or indirectly, through such DTC Participant. The Company shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Company shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Company. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Company has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to shares of the Company at any time by giving reasonable notice to the Company and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Company shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Company makes other arrangements with respect thereto satisfactory to the Listing Exchange on which shares are listed.

PURCHASE AND REDEMPTION OF CREATION AND REDEMPTIONS

Creation Unit Aggregations. The Company issues and redeems shares of each Fund only in creation unit aggregations. The following table sets forth the number of iShares of a Fund that constitute a Creation Unit Aggregation for such Fund and the value of such Creation Unit Aggregation as of September 30, 2006:

iShares MSCI Index Fund	Shares Per Creation Unit	Value Per Creation Unit ($U.S.)
Australia	200,000	$4,258,000
Austria	100,000	$3,161,000
Belgium	40,000	$943,200
Brazil	50,000	$1,929,000
Canada	100,000	$2,395,000
Emerging Markets	150,000	$14,577,000
EMU	50,000	$4,691,500
France	200,000	$6,284,000
Germany	300,000	$7,209,000
Hong Kong	75,000	$1,074,750
Italy	150,000	$4,564,500
Japan	600,000	$8,136,000
Malaysia	75,000	$583,500
Mexico	100,000	$4,320,000
Netherlands	50,000	$1,247,000
Pacific ex-Japan	100,000	$11,161,000
Singapore	100,000	$938,000

South Africa	50,000	$4,570,000
South Korea	50,000	$2,368,500
Spain	75,000	$3,521,250
Sweden	75,000	$2,031,000
Switzerland	125,000	$2,856,250
Taiwan	200,000	$2,618,000
United Kingdom	200,000	$4,360,000

The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of any Fund of the Company, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

Purchase and Issuance of Creation Unit Aggregations

General. The Company issues and sells shares of each Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the Listing Exchange is open for business. As of the date of this SAI, each Listing Exchange observes the following holidays, as observed: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Portfolio Deposit. The consideration for purchase of a Creation Unit of shares of a Fund (except for the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, which are currently offered, in their iShares Creation Units solely for cash) generally consists of the in-kind deposit of a designated portfolio of equity securities (the “Deposit Securities”) constituting an optimized representation of the Fund’s benchmark foreign securities index and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for shares of any Fund of the Company. The Cash Component is an amount equal to the Balancing Amount (as defined below). The “Balancing Amount” is an amount equal to the difference between (x) the net asset value (per Creation Unit) of the Fund and (y) the “Deposit Amount” which is the market value (per Creation Unit) of the securities deposited with the Company. The Balancing Amount serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant that purchased the Creation Unit.

BGFA makes available through the National Securities Clearing Corporation (“NSCC”) on each Business Day, prior to the opening of business on the Listing Exchange, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of iShares of a given Fund until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities required for a Portfolio Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index.

In addition, the Company reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. The adjustments described above will reflect changes, known to BGFA on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the relevant Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Cash Component effective through and including the previous Business Day, per outstanding Creation Unit of each Fund, will be made available.

Role of the Authorized Participant. Creation Units of shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (“Authorized Participant”). Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of iShares an amount of cash sufficient to pay the Cash Component, once the net asset value of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fee described below. The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Company does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants that have international capabilities. A list of the current Authorized Participants may be obtained from the Distributor.

Purchase Order. To initiate an order for a Creation Unit of shares, the Authorized Participant must submit to the Distributor an irrevocable order to purchase shares of the Funds. The Distributor will notify BGFA and the Custodian of such order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Portfolio Deposit (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Company. Deposit Securities must be delivered to an account maintained at the applicable local subcustodian. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor by the cut-off time on such Business Day.

The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Company, immediately available or same day funds estimated by the Company to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit. Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the Listing Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.

Timing of Submission of Purchase Orders. For most Funds, an Authorized Participant must submit an irrevocable purchase no later than the earlier (i) 4:00 p.m., Eastern time or (ii) the closing time of the trading session of the NYSE, on any Business Day in order to receive that Business Day’s NAV. An Authorized Participant must submit an irrevocable order to purchase shares of the iShares MSCI Malaysia, iShares MCSI South Korea and iShares MSCI Taiwan Index Funds by 11:59 p.m. (Eastern time) on any Business Day in order to receive the next Business Day’s NAV. Orders to purchase shares of the iShares MSCI Malaysia, iShares MSCI South Korea or MSCI Taiwan Index Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. An Authorized Participant must submit an irrevocable order to purchase shares of the iShares MSCI Brazil Index Fund before 3:00 p.m. (Eastern time) in order to receive that Business Day’s NAV. In addition, orders to purchase shares of the MSCI Brazil Index Fund will not be accepted on any day when the Brazilian markets are closed. The Distributor in its discretion may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor’s proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Company, will be processed based on the NAV next determined after such acceptance, in accordance with the Company’s standard cut-off times as provided in the Authorized Participant Agreement and disclosed in this SAI.

Acceptance of Purchase Order. Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor’s behalf) and (ii) arrangements satisfactory to the Company are in place for payment of the Cash Component and any other cash amounts which may be due, the Company will accept the order, subject to its right (and the right of the Distributor and BGFA) to reject any order until acceptance.

Once the Company has accepted an order, upon next determination of the NAV of the shares, the Company will confirm the issuance of a Creation Unit of the Fund, against receipt of payment, at such NAV. The Distributor will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

The Company reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (b) the Deposit Securities delivered are not as specified by BGFA, as described above; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Company or BGFA, have an adverse effect on the Company or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Company, the Distributor and BGFA make it for all practical purposes impossible to process purchase orders. The Company shall notify a prospective purchaser of its rejection of the order of such person. The Company and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor shall either of them incur any liability for the failure to give any such notification.

Issuance of a Creation Unit. Except as provided herein, a Creation Unit of shares of a Fund will not be issued until the transfer of good title to the Company of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required securities included in the Portfolio Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery, and the Company will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a “T+3 basis” (i.e., three Business Days after trade date). However, as discussed in Appendix A, each Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, the Company will issue Creation Units to such Authorized Participant notwithstanding the fact that the corresponding Portfolio Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing Deposit Securities in accordance with the Company’s then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. Information concerning the Company’s current procedures for collateralization of missing Deposit Securities is available from the Distributor. The Authorized Participant Agreement will permit the Company to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such securities and the cash collateral or the amount that may be drawn under any letter of credit.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Company reserves the right to settle these transactions on a net basis. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Company, and the Company’s determination shall be final and binding.

Cash Purchase Method. Although the Company does not ordinarily permit cash purchases of Creation Units, when cash purchases of Creation Units are available or specified for a Fund (Creation Units of the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund are currently offered only for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a cash purchase, the investor must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. In addition, to offset the Company’s brokerage and other transaction costs associated with using the cash to purchase the requisite Deposit Securities, the investor will be required to pay a fixed purchase transaction fee, plus an additional variable charge for cash purchases, which is expressed as a percentage of the value of the Deposit Securities. The transaction fees for in-kind and cash purchases of Creation Units are described below.

Purchase Transaction Fee. A purchase transaction fee payable to the Company is imposed to compensate the Company for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities. Where the Company permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the “cash in lieu” portion of its investment. Purchasers of Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Company. The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below. This table is subject to revision from time to time. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Company.

iShares MSCI Index Fund	In-kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
Australia	$2,400	0.60%
Austria	$600	0.67%
Belgium	$700	0.30%
Brazil	$2,400	* *
Canada	$1,900	0.30%
Emerging Markets	$7,700	* *
EMU	$8,000	1.05%
France	$2,900	0.25%
Germany	$1,500	0.25%
Hong Kong	$2,000	0.60%
Italy	$1,400	0.30%
Japan	$5,000	0.15%
Malaysia	$5,000	* *
Mexico	$1,400	0.50%
Netherlands	$1,000	0.25%
Pacific ex-Japan	$6,000	1.80%
Singapore	$2,000	1.60%
South Africa	$1,200	0.75%
South Korea	$4,000	* *
Spain	$1,500	0.25%
Sweden	$1,300	0.30%
Switzerland	$1,500	0.40%
Taiwan	$4,500	* *
United Kingdom	$3,500	0.25%

*	As a percentage of the value of amount invested.
**	The maximum additional variable charge for cash purchases will be a percentage of the value of the Deposit Securities, which will not exceed 3.00%.

Redemption of Creation Units. Shares of a Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor. The Company will not redeem shares in amounts less than Creation Units. Beneficial owners also may sell shares in the secondary market, but must accumulate enough iShares to constitute a Creation Unit in order to have such shares redeemed by the Company. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of iShares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of iShares to constitute a redeemable Creation Unit.

With respect to each Fund (other than the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund, which currently redeem Creation Units of iShares solely for cash) BGFA makes available through the NSCC prior to the opening of business on the Listing Exchange on each Business Day, the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day. Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Deposit Securities as announced by BGFA through the NSCC on the Business Day of the request for redemption, plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Deposit Securities, less the redemption transaction fee described below. The redemption transaction fee described below is deducted from such redemption proceeds. In the case of a resident Australian or New Zealand holder, notwithstanding the foregoing, such holder is only entitled to receive cash upon its redemption of Creation Units of iShares.

A redemption transaction fee payable to the Company is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund, including market impact expenses relating to disposing of portfolio securities. The redemption transaction fee for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed in the table below. Investors will also bear the costs of transferring the Portfolio Deposit from the Company to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

iShares MSCI Index Fund	In-kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Australia	$2,400	0.60%
Austria	$600	0.67%
Belgium	$700	0.30%
Brazil	$2,400	* *
Canada	$1,900	0.30%
Emerging Markets	$7,700	* *
EMU	$8,000	1.05%
France	$2,900	0.25%
Germany	$1,500	0.25%
Hong Kong	$2,000	0.60%
Italy	$1,400	0.30%
Japan	$5,000	0.40%
Malaysia	$5,000	* *
Mexico	$1,400	0.50%
Netherlands	$1,000	0.25%
Pacific ex-Japan	$6,000	1.50%

iShares MSCI Index Fund	In-kind and Cash Redemptions	Maximum Additional Variable Charge for Cash Redemptions*
Singapore	$2,000	1.30%
South Africa	$1,200	0.75%
South Korea	$4,000	* *
Spain	$1,500	0.45%
Sweden	$1,300	0.30%
Switzerland	$1,500	0.40%
Taiwan	$4,500	* *
United Kingdom	$3,500	0.75%

*	As a percentage of the value of amount invested.
**	The maximum additional variable charge for cash redemptions will be a percentage of the value of the Deposit Securities, which will not exceed 2.00%.

Redemption requests in respect of Creation Units of any Fund must be submitted to the Distributor by or through an Authorized Participant. For most Funds, an Authorized Participant must submit an irrevocable redemption request no later than the earlier (i) 4:00 p.m., Eastern time or (ii) the closing time of the trading session of the NYSE, on any Business Day in order to receive that Business Day’s NAV. An Authorized Participant must submit an irrevocable request to redeem shares of the iShares MSCI Malaysia, iShares MCSI South Korea and iShares MSCI Taiwan Index Funds by 11:59 p.m. (Eastern time) on any Business Day in order to receive the next Business Day’s NAV. Orders to redeem shares of the iShares MSCI Malaysia, iShares MSCI South Korea or iShares MSCI Taiwan Index Funds that are submitted the Business Day immediately preceding a holiday or a day (other than a weekend) that the equity markets in the relevant foreign market are closed will not be accepted. An Authorized Participant must submit an irrevocable request to redeem shares of the iShares MSCI Brazil Index Fund before 3:00 p.m. (Eastern time) in order to receive that Business Day’s NAV. In addition, orders to redeem shares of the MSCI Brazil Index Fund will not be accepted on any day when the Brazilian markets are closed. Investors other than through Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor will provide a list of current Authorized Participants upon request.

The Authorized Participant must transmit the request for redemption, in the form required by the Company, to the Distributor in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any given time there will be only a limited number of broker-dealers that have executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Company’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Company’s Transfer Agent the Creation Unit of shares being redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day and (ii) a request in form satisfactory to the Company is received by the Distributor from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor’s shares through DTC’s facilities by 10:00 a.m., Eastern time, on the Business Day next following the day that the redemption request is received, the redemption request shall be rejected. Investors should be aware that the deadline for such transfers of shares through the DTC system may be significantly earlier than the close of business on the Listing Exchange. Those making redemption requests should ascertain the deadline applicable to transfers of shares through the DTC system by contacting the operations department of the broker or depositary institution effecting the transfer of the shares.

Upon receiving a redemption request, the Distributor shall notify the Company and the Company’s Transfer Agent of such redemption request. The tender of an investor’s shares for redemption and the distribution of the cash redemption payment in respect of Creation Units redeemed will be effected through DTC and the relevant Authorized Participant to the beneficial owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.

In connection with taking delivery of shares of Deposit Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner or Authorized Participant acting on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Portfolio Securities are customarily traded, to which account such Portfolio Securities will be delivered.

Deliveries of redemption proceeds by the Funds generally will be made within three Business Days (i.e., “T+3”). However, as discussed in Appendix A, each Fund reserves the right to settle redemption transactions and deliver redemption proceeds on a basis other than T+3 to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances. For each country relating to a Fund, Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Company will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.

If neither the redeeming Beneficial Owner nor the Authorized Participant acting on behalf of such redeeming Beneficial Owner has appropriate arrangements to take delivery of the Portfolio Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Portfolio Securities in such jurisdiction, the Company may in its discretion exercise its option to redeem such shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional variable charge for cash redemptions specified above, to offset the Company’s brokerage and other transaction costs associated with the disposition of Portfolio Securities of the Fund). Redemptions of shares for Deposit Securities will be subject to compliance with applicable U.S. federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Deposit Securities upon redemptions or could not do so without first registering the Deposit Securities under such laws.

Although the Company does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the iShares MSCI Brazil Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI South Korea Index Fund and iShares MSCI Taiwan Index Fund may be redeemed only for cash, and resident Australian and New Zealand holders may redeem solely for cash), in the event that cash redemptions are permitted or required by the Company, proceeds will be paid to the Authorized Participant redeeming shares on behalf of the redeeming investor as soon as practicable after the date of redemption (within seven calendar days thereafter, except for the instances listed in Appendix A hereto where more than seven calendar days would be needed).

To the extent contemplated by an Authorized Participant’s agreement with the Distributor, in the event the Authorized Participant that has submitted a redemption request in proper form is unable to transfer all or part of the Creation Units of shares to be redeemed to the Company, at or prior to 10:00 a.m., Eastern time, on the Listing Exchange business day after the date of submission of such redemption request, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value at least equal to 110%, which BGFA may change from time to time, of the value of the missing iShares in accordance with the Company’s then-effective procedures. The only collateral that is acceptable to the Company is cash in U.S. Dollars or an irrevocable letter of credit in form, and drawn on a bank, that is satisfactory to the Company. The Company’s current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. Dollars in immediately available funds and shall be held by the Company’s Custodian and marked to market daily, and that the fees of the Custodian and any subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized

Participant may be invested at the risk of the Authorized Participant, and income, if any, on invested cash collateral will be paid to that Authorized Participant. The Authorized Participant Agreement permits the Company to purchase the missing shares or acquire the Portfolio Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Company of purchasing such shares, Portfolio Securities or Cash Component and the cash collateral or the amount that may be drawn under any letter of credit.

Because the Portfolio Securities of a Fund may trade on the relevant exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for such Fund, shareholders may not be able to redeem their shares of such Fund, or to purchase or sell shares of such Fund on the Listing Exchange, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

TAXES

Registered Investment Company Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in a qualified publicly traded partnership (i.e., a partnership that is traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditional permitted mutual fund income); and (ii) at the close of each quarter of the company’s taxable year, (a) at least 50% of the market value of each Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of each Fund’s total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships.

A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in that Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

Taxation of RICs. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year.

Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Taxation of U.S. Shareholders. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service.

Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount. Dividends paid by a Fund that are attributable to dividends received by a Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date a Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number; (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Company on behalf of each Fund has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of a given Fund and if, pursuant to Sections 351 and 362 of the Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Company will exercise the right of rejection except in a case where the Company determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Company also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund’s net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund’s dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first. The following Funds had tax basis net capital loss carryforwards as of August 31, 2006, the tax year end for the Funds listed.

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Australia	$—	$71,019	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$—	$7,298,962
Austria	—	491,457	336,553	1,291,324	370,948	855,364	—	—	3,345,646
Belgium	—	—	59,876	1,677,678	117,767	175,781	33,969	—	2,065,071
Brazil	—	—	—	—	45,165,910	—	—	—	45,165,910
Canada	—	—	—	—	—	—	2,931,648	—	2,931,648
Emerging Markets	—	—	—	—	—	840,778	20,296,564	11,239,258	32,376,600
EMU	—	—	—	—	—	4,037,607	1,873,963	—	5,911,570
France	—	—	—	2,436,748	236,944	2,400,550	—	—	5,074,242
Germany	—	—	—	8,697,227	5,469,732	8,656,712	2,241,687	—	25,065,358
Hong Kong	4,085,707	—	—	4,971,970	2,870,602	2,330,414	468,716	425,440	15,152,849
Italy	—	—	—	2,675,493	848,408	541,980	527,327		4,593,208
Japan	—	—	2,959,030	62,572,173	3,621,148	5,594,562	8,733,802	68,122,871	151,603,586
Malaysia	8,654,333	—	—	9,819,029	2,898,105	775,477	6,820,474	1,543,708	30,511,126
Mexico	—	—	—	1,319,032	2,329,290	3,136,171	12,912	632,766	7,430,171
Netherlands	—	—	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	7,795,324
Pacific ex-Japan	—	—	—	—	329,461	2,563,114	1,175,692	853,529	4,921,796

Singapore	—	—	—	3,754,702	4,428,316	4,256,421	2,558,348	—	14,997,787
South Africa	—	—	—	—	—	527,613	—	260,738	788,351
South Korea	—	—	556,540	666,642	504,041	3,363,449	11,590,303	3,172,573	19,853,548
Spain	—	—	—	1,083,394	678,910	1,582,094	—	—	3,344,398
Sweden	—	—	89,443	3,350,244	1,577,551	1,149,514	—	107,613	6,274,365
Switzerland	—	—	—	2,501,682	1,018,305	2,149,171	354,252	—	6,023,410
Taiwan	—	—	—	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	56,810,603
United Kingdom	—	—	—	9,945,254	6,448,554	4,272,059	1,517,783	7,063,063	29,246,713

Excess Inclusion Income. Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income, as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) as UBTI cause a charitable remainder trust to lose its tax-exempt status; (3) not be offset against net operating losses for tax purposes; (4) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (5) cause a Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are Fund shareholders.

Funds Holding Foreign Investments. The Funds may be subject to foreign income taxes withheld at the source. Dividends or other income (including, in some cases, capital gains), if any, received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the fund were to elect otherwise.

If any Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” (“PFIC”), the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a “qualified electing fund”, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

As a result of entering into swap contracts, a Fund may make or receive periodic net payments. A Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

Each Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market, constructive sale or rules applicable to PFICs (as defined above) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

Taxation of Non-U.S. Shareholders. Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-

8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For foreign shareholders of a Fund a distribution attributable to the Fund’s sale of a real estate investment trust or other U.S. real property holding company will be treated as real property gain subject to 35% withholding tax if 50% or more of the value of the Fund’s assets are invested in real estate investment trusts and other U.S. real property holding corporations and if the foreign shareholder has held more than 5% of a class of stock at any time during the one-year period ending on the date of the distribution. After December 31, 2007, a distribution from a Fund will be treated as attributable to a U.S. real property interest only if such distribution is attributable to a distribution received by the Fund from a real estate investment trust. Restrictions apply regarding wash sales and substitute payment transactions.

Reporting. If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

DETERMINATION OF NAV

The NAV for each Fund is calculated by deducting all of a Fund’s liabilities (including accrued expenses) from the total value of its assets (including the securities held by the Fund plus any cash or other assets, including interest and dividends accrued but not yet received) and dividing the result by the number of shares outstanding, and generally rounded to the nearest cent, although each Fund reserves the right to calculate its NAV to more than two decimal places. The NAV for each Fund will generally be determined once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE (normally 4:00 p.m. Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Bond Market Association announces an early closing time.

In calculating a Fund’s NAV, the Fund’s investments are generally valued using market valuations. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of fair value prices, current market valuations or exchange rates different from the prices and rates used by MSCI may adversely affect a Fund’s ability to track its underlying index.

DIVIDENDS AND DISTRIBUTIONS

General Policies. Dividends from net investment income, including any net foreign currency gains, are declared and paid at least annually and any net realized securities gains are distributed at least annually. In order to improve tracking error or comply with the distribution requirements of the Internal Revenue Code of 1986, dividends may be declared and paid more frequently than annually for certain Funds. Dividends and securities gains distributions are distributed in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The Company reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of shares are distributed on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Company. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the same Fund purchased in the secondary market.

FINANCIAL STATEMENTS

Each of the Funds’ audited Financial Statements, including the Financial Highlights, appearing in the Annual Report to Shareholders and the reports therein of PricewaterhouseCoopers LLP, a registered public accounting firm, for the fiscal year ended August 31, 2006 are hereby incorporated by reference in this SAI. The Annual Report to Shareholders is delivered with this SAI to shareholders requesting this SAI.

MISCELLANEOUS INFORMATION

Counsel. Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, NY 10019 is counsel to the Company.

Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm of the Company, audits the Funds’ financial statements and may perform other services.

Shareholder Communication to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Directors, c/o Barclays Global Investors, N.A. – Mutual Fund Administration, 45 Fremont Street, San Francisco, California 94105. Shareholder communications to the Board should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund or Funds of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary and reported to the Board.

APPENDIX A

Each Fund (except the iShares MSCI South Africa Index Fund) generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus three Business Days (i.e., days on which the American Stock Exchange is open). The iShares MSCI South Africa Index Fund generally intends to effect delivery of Creation Units and Portfolio Securities on a basis of “T” plus five Johannesburg Stock Exchange (“JSE”) business days, since the normal settlement cycle for local securities trading in South Africa is T plus five JSE business days. Each Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus five in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Company to effect in-kind creations and redemptions within three Business Days (or five JSE business days in the case of the iShares MSCI South Africa Index Fund) of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Company from delivering securities within the normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for some Funds, in certain circumstances. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

iSHARES MSCI AUSTRALIA INDEX FUND

Regular Holidays. The dates of the regular Australian holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	May 21	Aug 15
Jan 26	Apr 9	Jun 4	Oct 1
Mar 5	Apr 25	Jun 11	Nov 6
Mar 12	May 7	Aug 6	Dec 25
Dec 26

Redemption. The Company is not aware of a redemption request over any Australian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI AUSTRIA INDEX FUND

Regular Holidays. The dates of the regular Austrian in the calendar year 2007 are as follows:

Jan 1	May 17	Oct 26	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24
May 1	Aug 15	Dec 25

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
12/19/2007	12/27/2007	8
12/20/2007	12/28/2007	8
12/21/2007	1/2/2008	12

iSHARES MSCI BELGIUM INDEX FUND

Regular Holidays. The dates of the regular Belgian holidays in the calendar year 2007 are as follows:

Jan 1	May 17	Nov 1
Apr 6	May 18	Dec 25
Apr 9	May 28	Dec 26
May 1	Aug 15

Redemption. The Company is not aware of a redemption request over any Belgian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI BRAZIL INDEX FUND

Regular Holidays. The dates of the regular Brazilian holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	Sep 7	Nov 20
Jan 25	May 1	Oct 12	Dec 24
Feb 19	Jun 7	Nov 2	Dec 25
Feb 20	Jul 9	Nov 15	Dec 31

Redemption. The Company is not aware of a redemption request over any Brazilian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI CANADA INDEX FUND

Regular Holidays. The dates of the regular Canadian holidays in the calendar year 2007 are as follows:

Jan 1	May 21	Sep 3	Dec 26
Jan 2	Jun 25	Oct 8
Feb 19	Jul 2	Nov 12
Apr 6	Aug 6	Dec 25

Redemption. The Company is not aware of a redemption request over any Canadian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI EMERGING MARKETS INDEX FUND

Regular Holidays. The dates of the regular holidays in the calendar year 2007 in Argentina, Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey are as follows:

Argentina
Jan 1	May 1	Aug 20	Dec 25
Apr 2	May 25	Oct 15	Dec 31
Apr 5	Jun 18	Nov 6
Apr 6	Jul 9	Dec 24

Brazil
Jan 1	Apr 6	Sep 7	Nov 20
Jan 25	May 1	Oct 12	Dec 24
Feb 19	Jun 7	Nov 2	Dec 25
Feb 20	Jul 9	Nov 15	Dec 31

Chile
Jan 1	Jun 4	Sep 19	Dec 31
Apr 6	Jul 2	Oct 15
May 1	Aug 15	Nov 1
May 21	Sep 18	Dec 25

China
Jan 1	Feb 21	May 4	Oct 3
Jan 15	Feb 22	May 7	Oct 4
Feb 15	Feb 23	May 28	Oct 5
Feb 16	May 1	July 4	Oct 8
Feb 19	May 2	Sept 3	Nov 12
Feb 20	May 3	Oct 1	Nov 22
		Oct 2	Dec 25

Colombia
Jan 1	Apr 6	Jun 18	Oct 15
Jan 8	May 1	Jul 2	Nov 5
Mar 19	May 21	Jul 20	Nov 12
Apr 5	Jun 11	Aug 7	Dec 25
		Aug 20	Dec 31

The Czech Republic
Jan 1	Jul 5	Dec 25
Apr 9	Jul 6	Dec 26
May 1	Sep 28	Dec 31
May 8	Dec 24

Egypt
Jan 1	Apr 25	Oct 14
Jan 7	May 1	Oct 15
Apr 8	Jul 1	Dec 19
Apr 9	Jul 23	Dec 20

Hungary
Jan 1	Apr 30	Oct 22	Dec 24
Mar 15	May 1	Oct 23	Dec 25
Mar 16	May 28	Nov 1	Dec 26
Apr 9	Aug 20	Nov 2	Dec 31

India
Jan 1	Mar 27	May 2	Sep 15
Jan 26	Mar 31	Jun 30	Sep 29
Jan 30	Apr 2	Jul 2	Oct 2
Feb 16	Apr 6	Aug 15	Nov 9
Mar 19	Apr 14	Aug 20	Nov 24
Mar 26	May 1	Aug 23	Dec 21
Dec 25

Indonesia
Jan 1	May 17	Oct 16	Dec 20
Mar 19	Jun 1	Oct 17	Dec 24
Apr 6	Aug 17	Oct 18	Dec 25
May 2	Oct 15	Oct 19	Dec 26
Dec 31

Israel
Mar 4	Apr 9	May 23	Sep 21
Apr 2	Apr 22	Jul 24	Sep 26
Apr 3	Apr 23	Sep 12	Sep 27
Apr 8	May 22	Sep 13	Oct 3
		Sep 14	Oct 4

Jordan
Jan 1	Jan 21	Oct 14	Dec 19
Jan 2	Jan 30	Oct 15	Dec 20
Jan 3	May 1	Oct 16	Dec 23
Jan 4	May 24	Nov 14	Dec 25
Dec 31

Malaysia
Jan 1	Feb 20	May 31	Oct 13
Jan 2	Mar 31	Jun 1	Oct 15
Jan 20	May 1	Jun 2	Nov 8
Feb 1	May 2	Aug 31	Nov 9
Feb 19	May 30	Oct 12	Dec 20
Dec 25

Mexico
Jan 1	Apr 5	Nov 19
Feb 5	Apr 6	Nov 20
Mar 19	May 1	Dec 12
Mar 21	Nov 2	Dec 25

Morocco
Jan 1	Jul 30	Nov 6
Jan 11	Aug 14	Dec 20
Apr 2	Aug 20	Dec 21
May 1	Aug 21

Peru
Jan 1	Jun 29	Dec 24
Apr 5	Aug 30	Dec 25
Apr 6	Oct 8	Dec 31
May 1	Nov 1

Philippines
Jan 1	May 1	Nov 1	Dec 25
Apr 5	May 14	Nov 2	Dec 31
Apr 6	Jun 12	Nov 30
Apr 9	Aug 21	Dec 24

Poland
Jan 1	May 3	Dec 25
Apr 6	Jun 7	Dec 26
Apr 9	Aug 15
May 1	Nov 1

Russia
Jan 1	Jan 5	Mar 9	Jun 11
Jan 2	Jan 8	Apr 30	Jun 12
Jan 3	Feb 23	May 1	Nov 5
Jan 4	Mar 8	May 9	Dec 31

South Africa
Jan 1	Apr 27	Dec 17
Mar 21	May 1	Dec 25
Apr 6	Aug 9	Dec 26
Apr 9	Sep 24

South Korea
Jan 1	May 1	Aug 15	Oct 3
Feb 19	May 24	Sept 24	Dec 19
Mar 1	Jun 6	Sept 25	Dec 20
Apr 5	Jul 17	Sept 26	Dec 25
Dec 31

Taiwan
Jan 1	Feb 20	Apr 5	Oct 10
Feb 15	Feb 21	May 1
Feb 16	Feb 22	Jun 19
Feb 19	Feb 28	Sept 25

Thailand
Jan 1	Apr 13	Jun 1	Dec 5
Jan 2	Apr 16	Jul 30	Dec 10
Mar 5	May 1	Aug 13	Dec 31
Apr 6	May 7	Oct 23

Turkey
Jan 1	Aug 30	Dec 19
Jan 2	Oct 11	Dec 20
Jan 3	Oct 12	Dec 21
Apr 23	Oct 29

Redemption. The longest redemption cycle for the iShares MSCI Emerging Markets Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar year 2007, the dates of the regular holidays affecting the following securities Markets present the worst-case redemption cycle for the iShares MSCI Emerging Markets Index Fund as follows:

Country	Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
Argentina	3/30/2007	4/9/2007	10

Country	Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
China	2/12/2007	2/26/2007	14
	2/13/2007	2/27/2007	14
	2/14/2007	2/28/2007	14
	4/26/2007	5/8/2007	12
	4/27/2007	5/9/2007	12
	4/30/2007	5/10/2007	10
	9/26/2007	10/9/2007	13
	9/27/2007	10/10/2007	13
	9/28/2007	10/11/2007	13

Hungary	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/2/2008	12

Indonesia	10/10/2007	10/22/2007	12
	10/11/2007	10/23/2007	12
	10/12/2007	10/24/2007	12
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/21/2007	1/2/2008	12

Jordan	12/28/2007	1/7/2008	10
	12/31/2007	1/8/2008	8

Malaysia	5/25/2007	6/4/2007	10
	5/28/2007	6/5/2007	8
	5/29/2007	6/6/2007	8

Philippines	4/2/2007	4/10/2007	8
	4/3/2007	4/11/2007	8
	4/4/2007	4/12/2007	8

Russia	12/28/2007	1/92008	12

South Africa	4/4/2007	4/13/2007	9
	4/5/2007	4/16/2007	11
	4/20/2007	4/30/2007	10
	4/23/2007	5/2/2007	9
	4/24/2007	5/3/2007	9
	4/25/2007	5/4/2007	9
	4/26/2007	5/7/2007	11
	12/14/2007	12/24/2007	10
	12/18/2007	12/27/2007	9
	12/19/2007	12/28/2007	9
	12/20/2007	12/31/2007	11
	12/21/2007	1/2/2008	12
	12/24/2007	1/3/2008	10

Taiwan	2/14/2007	2/23/2007	9

In the calendar year 2007, 14 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares MSCI Emerging Markets Index Fund.

iSHARES MSCI EMU INDEX FUND

Regular Holidays. The dates in the calendar year 2007 on which the regular Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian, Dutch, Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:

Austria
Jan 1	May 17	Oct 26	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24
May 1	Aug 15	Dec 25

Belgium
Jan 1	May 17	Nov 1
Apr 6	May 18	Dec 25
Apr 9	May 28	Dec 26
May 1	Aug 15

Finland
Jan 1	May 17	Dec 25
Apr 6	Jun 22	Dec 26
Apr 9	Dec 12	Dec 31
May 1	Dec 24

France
Jan 1	May 8	Dec 25
Apr 6	May 17	Dec 26
Apr 9	Aug 15
May 1	Nov 11

Germany
Jan 1	May 1	Aug 15	Dec 25
Feb 19	May 17	Oct 3	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24

Greece
Jan 1	May 1	Dec 26
Feb 19	May 28
Apr 6	Aug 15
Apr 9	Dec 25

Italy
Jan 1	May 1	Dec 24
Apr 6	Jun 29	Dec 25
Apr 9	Aug 15	Dec 26
Apr 25	Nov 1	Dec 31

Netherlands
Jan 1	May 1	Dec 26
Apr 6	May 17
Apr 9	May 28
Apr 30	Dec 25

Portugal
Jan 1	Apr 25	Aug 15	Dec 25
Feb 20	May 1	Oct 5	Dec 26
Apr 6	Jun 7	Nov 1
Apr 9	Jun 13	Dec 24

Spain
Jan 1	May 1	Oct 12	Dec 25
Apr 5	May 2	Nov 1	Dec 26
Apr 6	May 15	Nov 19
Apr 9	Aug 15	Dec 6

Redemption. The longest redemption cycle for the iShares MSCI EMU Index Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Index Fund. In the calendar year 2007, the dates of the regular holidays affecting the following securities Markets present the worst-case redemption cycle for the iShares MSCI EMU Index Fund as follows:

Country	Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
Austria	3/30/2007	4/9/2007	10
Portugal	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	12/31/2007	10
Spain	12/19/2007	12/27/2007	8
	12/20/2007	12/28/2007	8
	12/21/2007	1/3/2008	13

iSHARES MSCI FRANCE INDEX FUND

Regular Holidays. The dates of the regular French holidays in the calendar year 2007 are as follows:

Jan 1	May 8	Dec 25
Apr 6	May 17	Dec 26
Apr 9	Aug 15
May 1	Nov 11

Redemption. The Company is not aware of a redemption request over any French holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI GERMANY INDEX FUND

Regular Holidays. The dates of the regular German holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Aug 15	Dec 25
Feb 19	May 17	Oct 3	Dec 26
Apr 6	May 28	Nov 1	Dec 31
Apr 9	Jun 7	Dec 24

Redemption. The Company is not aware of a redemption request over any German holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI HONG KONG INDEX FUND

Regular Holidays. The dates of the regular Hong Kong holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	Jun 19	Oct 19
Feb 19	Apr 9	Jul 2	Dec 24
Feb 20	May 1	Sept 26	Dec 25
Apr 5	May 24	Oct 1	Dec 26
Dec 31

Redemption. The Company is not aware of a redemption request over any Hong Kong holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI ITALY INDEX FUND

Regular Holidays. The dates of the regular Italian holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Dec 24
Apr 6	Jun 29	Dec 25
Apr 9	Aug 15	Dec 26
Apr 25	Nov 1	Dec 31

Redemption. The Company is not aware of a redemption request over any Italian holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI JAPAN INDEX FUND

Regular Holidays. The dates of the regular Japanese holidays in the calendar year 2007 are as follows:

Jan 1	Feb 12	May 4	Oct 8
Jan 2	Mar 21	Jul 16	Nov 23
Jan 3	Apr 30	Sep 17	Dec 24
Jan 8	May 3	Sep 24	Dec 31

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
4/27/2007	5/7/2007	10
12/26/2007	1/4/2008	9
12/27/2007	1/7/2008	11
12/28/2007	1/9/2008	12

In the calendar year 2007, 11 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares MSCI Japan Index Fund.

iSHARES MSCI MALAYSIA INDEX FUND

Regular Holidays. The dates of the regular Malaysian holidays in the calendar year 2007 are as follows:

Jan 1	Feb 20	May 31	Oct 13
Jan 2	Mar 31	Jun 1	Oct 15
Jan 20	May 1	Jun 2	Nov 8
Feb 1	May 2	Aug 31	Nov 9
Feb 19	May 30	Oct 12	Dec 20
Dec 25

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
5/25/2007	6/4/2007	10
5/28/2007	6/5/2007	8
5/29/2007	6/6/2007	8

In the calendar year 2007, 10 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares MSCI Malaysia Index Fund.

iSHARES MSCI MEXICO INDEX FUND

Regular Holidays. The dates of the regular Mexican holidays in the calendar year 2007 are as follows:

Jan 1	Apr 5	Nov 19
Feb 5	Apr 6	Nov 20
Mar 19	May 1	Dec 12
Mar 21	Nov 2	Dec 25

Redemption. The Company is not aware of a redemption request over any Mexican holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI NETHERLANDS INDEX FUND

Regular Holidays. The dates of the regular Netherlands holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Dec 26
Apr 6	May 17
Apr 9	May 28
Apr 30	Dec 25

Redemption. The Company is not aware of a redemption request over any Dutch holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI PACIFIC EX JAPAN INDEX FUND

Regular Holidays. The dates of the regular Australian, Hong Kong, New Zealand and Singaporean holidays in the calendar year 2007 are as follows:

Australia
Jan 1	Apr 6	May 21	Aug 15
Jan 26	Apr 9	Jun 4	Oct 1
Mar 5	Apr 25	Jun 11	Nov 6
Mar 12	May 7	Aug 6	Dec 25

Dec 26

Hong Kong
Jan 1	Apr 6	Jun 19	Oct 19
Feb 19	Apr 9	Jul 2	Dec 24
Feb 20	May 1	Sept 26	Dec 25
Apr 5	May 24	Oct 1	Dec 26
Dec 31

New Zealand
Jan 1	Feb 6	Jun 4
Jan 2	Apr 6	Oct 22
Jan 22	Apr 9	Dec 25
Jan 29	Apr 25	Dec 26

Singapore
Jan 1	Apr 6	Aug 9	Dec 20
Jan 2	May 1	Oct 13	Dec 25
Feb 19	May 2	Nov 8
Feb 20	May 31	Nov 9

Redemption. The Company is not aware of a redemption request over any Australian, Hong Kong, New Zealand or Singaporean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI SINGAPORE INDEX FUND

Regular Holidays. The dates of the regular Singaporean holidays in the calendar year 2007 are as follows:

Jan 1	Apr 6	Aug 9	Dec 20
Jan 2	May 1	Oct 13	Dec 25
Feb 19	May 2	Nov 8
Feb 20	May 31	Nov 9

Redemption. The Company is not aware of a redemption request over any Singaporean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI SOUTH AFRICA INDEX FUND

Regular Holidays. The dates of the regular South African holidays in the calendar year 2007 are as follows:

Jan 1	Apr 27	Dec 17
Mar 21	May 1	Dec 25
Apr 6	Aug 9	Dec 26
Apr 9	Sep 24

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
4/4/2007	4/13/2007	9
4/5/2007	4/16/2007	11
4/20/2007	4/30/2007	10
4/23/2007	5/2/2007	9
4/24/2007	5/3/2007	9
4/25/2007	5/4/2007	9
4/26/2007	5/7/2007	11
12/14/2007	12/24/2007	10
12/18/2007	12/27/2007	9
12/19/2007	12/28/2007	9
12/20/2007	12/31/2007	11
12/21/2007	1/2/2008	12
12/24/2007	1/3/2008	10

In the calendar year 2007, 12 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the iShares MSCI South Africa Index Fund.

iSHARES MSCI SOUTH KOREA INDEX FUND

Regular Holidays. The dates of the regular South Korean holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Aug 15	Oct 3
Feb 19	May 24	Sept 24	Dec 19
Mar 1	Jun 6	Sept 25	Dec 20
Apr 5	Jul 17	Sept 26	Dec 25
Dec 31

Redemption. The Company is not aware of a redemption request over any South Korean holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI SPAIN INDEX FUND

Regular Holidays. The dates of the regular Spanish holidays in the calendar year 2007 are as follows:

Jan 1	May 1	Oct 12	Dec 25
Apr 5	May 2	Nov 1	Dec 26
Apr 6	May 15	Nov 19
Apr 9	Aug 15	Dec 6

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
4/2/2007	4/10/2007	8
4/3/2007	4/11/2007	8
4/4/2007	4/12/2007	8

iSHARES MSCI SWEDEN INDEX FUND

Regular Holidays. The dates of the regular Swedish holidays in the calendar year 2007 are as follows:

Jan 1	May 17	Dec 25
Apr 6	Jun 6	Dec 26

Apr 9	Jun 22	Dec 31
May 1	Dec 24

Redemption. The Company is not aware of a redemption request over any Swedish holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

iSHARES MSCI SWITZERLAND INDEX FUND

Regular Holidays. The dates of the regular Swiss holidays in the calendar year 2007 are as follows:

Jan 1	Apr 9	Jun 7	Nov 1
Jan 2	May 1	Jun 29	Dec 24
Mar 19	May 17	Aug 1	Dec 25
Apr 6	May 28	Aug 15	Dec 26
		Sep 6	Dec 31

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
12/19/2007	12/27/2007	8
12/20/2007	12/28/2007	8
12/21/2007	1/3/2008	13

iSHARES MSCI TAIWAN INDEX FUND

Regular Holidays. The dates of the regular Taiwanese holidays in the calendar year 2007 are as follows:

Jan 1	Feb 20	Apr 5	Oct 10
Feb 15	Feb 21	May 1
Feb 16	Feb 22	Jun 19
Feb 19	Feb 28	Sept 25

Redemption. A redemption request over the following dates would result in a settlement period exceeding 7 calendar days (examples are based on the day particular holidays fall in the calendar year 2007):

Redemption Request Date	Redemption Settlement Date(R)	Settlement Period
2/14/2007	2/23/2007	9

iSHARES MSCI UNITED KINGDOM INDEX FUND

Regular Holidays. The dates of the regular United Kingdom holidays in the calendar year 2007 are as follows:

Jan 1	May 28
Apr 6	Aug 27
Apr 9	Dec 25
May 7	Dec 26

Redemption. The Company is not aware of a redemption request over any United Kingdom holiday that would result in a settlement period exceeding 7 calendar days during the calendar year 2007.

BGI-F-030-01007

iShares, Inc.

Files Nos. File Nos. 333-97598 and 811-09102

Part C

Other Information

Item 23. Exhibits	PEA # 31

Exhibit Number	Description
(a.1)	Articles of Restatement, filed September 15, 2006, are filed herein.

(a.2)	Articles of Amendment, filed December 20, 2006, are filed herein.

(a.3)	Articles Supplementary, filed December 20, 2006, are filed herein.

(b.2)	Amended and Restated By-Laws, dated December 8, 2006, is filed herein.

(c.)	None.

(d.1)	Investment Management Agreement between Registrant and Barclays Global Fund Advisors is filed herein.

(d.2)	Amended Schedule A to Investment Management Agreement is filed herein.

(e.1)	Distribution Agreement between Registrant and SEI Investments Distribution Co., dated March 27, 2000, is incorporated herein by reference to Post-Effective Amendment No.18 to the Registration Statement, filed on December 29, 2000 (“PEA No. 18”).

(e.2)	Amended Exhibit A to Distribution Agreement is filed herein.

(e.3)	Form of Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement, filed on December 30, 2003.

(e.4)	Form of Sales and Investor Services Agreement incorporated herein by reference to PEA No. 18.

(f.)	None.

(g.1)	Custodian Agreement between Registrant and Investors Bank & Trust Company, dated May 21, 2002, is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 26 to the Registration Statement, filed on December 30, 2002 (“PEA No. 26”).

(g.2)	Amended Schedule A to Custodian Agreement is filed herein.

(g.3)	Amendment, dated December 31, 2002, to the Custodian Agreement is filed herein.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement is filed herein.

(h.1)	Administration Agreement between Registrant and Investors Bank & Trust Company, dated May 21, 2002, is incorporated herein by reference to exhibit (h.3) of PEA No. 26.

(h.2)	Amended Exhibit A to Administration Agreement is incorporated is filed herein.

(h.3)	Amendment, dated January 1, 2006, to the Administration Agreement is filed herein.

(h.4)	Transfer Agency and Service Agreement between Registrant and Investors Bank & Trust Company, dated May 21, 2002, is incorporated herein by reference to exhibit (h.7) of PEA No. 26.

(h.5)	Amended Exhibit A to Transfer Agency and Service Agreement is incorporated is filed herein.

(h.6)	Amendment, dated May 21, 2002, to the Transfer Agency and Service Agreement is filed herein.

(h.7)	Amendment, dated September 1, 2004, to the Transfer Agency and Service Agreement is filed herein.

(h.8)	Amendment, dated January 1, 2006, to the Transfer Agency and Service Agreement is filed herein.

(h.9)	Sub-License Agreement between Registrant and Barclays Global Investors with respect to the use of the MSCI Indices, dated May 8, 2000, is incorporated by herein by reference of PEA No. 18.

(h.10)	Securities Lending Agency Agreement, dated February 28, 2003, between Registrant and Barclay’s Global Investors is incorporated herein by reference to exhibit (h.15) Post-Effective Amendment No. 30 to the Registration Statement, filed on December 22, 2005 (“PEA No. 30”).

(i.1)	Legal Opinion and Consent of Venable, LLP is filed herein.

(j.)	Consent of PricewaterhouseCoopers, LLP is filed herein.

(k.)	None.

(l.1)	Subscription Agreement between the Registrant and Funds Distributor, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 3 to the Registration Statement, filed on March 6, 1999.

(l.2)	Letter of Representations among the Registrant, Depository Trust Company (“DTC”) and Morgan Stanley Trust Company Exhibit is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed on March 1, 1996, to the Company’s initial registration statement on Form N-1A filed on September 29, 1995.

(l.3)	Letter of Representations between the Registrant and DTC dated May 5, 2000 is incorporated herein by reference to PEA No. 18.

(l.4)	Letter of Representations between the Registrant and DTC dated October 15, 2001 is incorporated herein by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed on October 22, 2001.

(m.)	Amended Plan of Distribution pursuant to Rule 12b-1 is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement filed on September 19, 2002.

(n.)	None.

(o.)	Not applicable.

(p.1)	Code of Ethics of the Registrant is incorporated herein by reference to PEA No. 30.

(p.2)	Code of Ethics of Barclays Global Fund Advisors is incorporated herein by reference to PEA No. 30.

(q.1)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker is filed herein.

(q.2)	Power of Attorney dated February 25, 2006 for Charles A. Hurty is filed herein.

(q.3)	Power of Attorney, dated August 25, 2006 for Lee T. Kranefuss is filed herein.

Item 24. Persons Controlled By or Under Common Control with Registrant.

Fund Name	Percentage of Ownership
iShares MSCI Belgium Index Fund
Citigroup Global Markets Inc.	39.01%
iShares MSCI EMU Index Fund
Deutsche Bank Securities Inc./Cedear	38.76%
iShares MSCI Italy Index Fund
Citigroup Global Markets Inc.	38.55%
iShares MSCI South Africa Index Fund
State Street Bank and Trust Company	27.47%

Item 25. Indemnification.

Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement, filed on January 15, 1997.

Item 26. Business and Other Connections of Investment Adviser.

The Fund is advised by Barclays Global Fund Advisors (“BGFA”), a wholly owned subsidiary of Barclays Global Investors, N.A. (“BGI”), 45 Fremont Street, San Francisco, CA 94105. BGFA’s business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position	Principal Business(es) During the Last Two Fiscal Years
Blake Grossman Chairman	Director and Chairman of the Board of Directors of BGFA and Chief Executive Officer and Director of BGI 45 Fremont Street, San Francisco, CA 94105

Frank Ryan Officer	Chief Financial Officer of BGFA and Chief Financial Officer and Cashier of BGI 45 Fremont Street, San Francisco, CA 94105

Rohit Bhagat Director	Director and Chief Operating Officer of BGFA and BGI 45 Fremont Street, San Francisco, CA 94105

Item 27.Principal Underwriters:

(a)	Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant’s distributor, SEI Investments Distribution Co. (“SEI”) acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Index Funds	July 10, 1985
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors’ Inner Circle Fund	November 14, 1991
The Advisors’ Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
HighMark Funds	February 15, 1997
Oak Associates Funds	February 27, 1998
CNI Charter Funds	April 1, 1999
iShares Trust	April 25, 2000
JohnsonFamily Funds, Inc.	November 1, 2000
Causeway Capital Management Trust	September 20, 2001
The Japan Fund, Inc.	October 7, 2002
Barclays Global Investors Funds	March 31, 2003
The Arbitrage Funds	May 17, 2005
The Turner Funds	January 1, 2006
ProShares Trust	November 14, 2005

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—
Thomas Rodman	Chief Operations Officer	—
John Munch	General Counsel & Secretary	—
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
Robert Silvestri	Vice President	—
John Coary	Vice President & Assistant Secretary	—
Michael Farrell	Vice President	—
Al DelPizzo	Vice President	—
Mark McManus	Vice President	—

(c)	Not applicable.

Item 28. Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the “Records”) at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b)	BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

(a) The Company hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of any Director when requested in writing to do so by the holders of at least 10% of the Company’s outstanding shares of common stock and, in connection with such meeting to comply with the provisions of Section 16(c) of the 1940 Act relating to shareholder communications.

(b) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 22nd day of December, 2006.

By:
Lee T. Kranefuss*
President

Date: December 22, 2006

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director and President

Date: December 22, 2006

John E. Martinez*
Director

Date: December 22, 2006

George G. C. Parker*
Director

Date: December 22, 2006

Cecilia H. Herbert*
Director

Date: December 22, 2006

Charles A. Hurty*
Director

Date: December 22, 2006

John E. Kerrigan*
Director

Date: December 22, 2006

/s/ Michael Latham
Michael Latham
Treasurer

Date: December 22, 2006

*By:	/s/ Michael Latham
Michael Latham
Attorney in fact

Date: December 22, 2006

*	Power of Attorney, dated August 25, 2006, for Lee T. Kranefuss is filed herein as exhibit (q.3). Powers of Attorney, dated February 22, 2006, for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker are filed herein as exhibit (q.1). Power of Attorney, dated February 25, 2006, for Charles A. Hurty is filed herein as exhibit (q.2).

Exhibit Index

(a.1)	Articles of Restatement, filed September 15, 2006.

(a.2)	Articles of Amendment, filed December 20, 2006.

(a.3)	Articles Supplementary, filed December 20, 2006.

(b.2)	Amended and Restated By-Laws, dated December 8, 2006.

(d.1)	Investment Management Agreement between Registrant and Barclays Global Fund Advisors.

(d.2)	Amended Schedule A to Investment Management Agreement.

(e.2)	Amended Exhibit A to Distribution Agreement.

(g.2)	Amended Schedule A to Custodian Agreement.

(g.3)	Amendment, dated December 31, 2002, to the Custodian Agreement.

(g.4)	Amendment, dated January 1, 2006, to the Custodian Agreement.

(h.2)	Amended Exhibit A to Administration Agreement.

(h.3)	Amendment, dated January 1, 2006, to the Administration Agreement.

(h.5)	Amended Exhibit A to Transfer Agency and Service Agreement is incorporated.

(h.6)	Amendment, dated May 21, 2002, to the Transfer Agency and Service Agreement.

(h.7)	Amendment, dated September 1, 2004, to the Transfer Agency and Service Agreement.

(h.8)	Amendment, dated January 1, 2006, to the Transfer Agency and Service Agreement.

(i.1)	Legal Opinion and Consent of Venable, LLP.

(j.)	Consent of PricewaterhouseCoopers, LLP.

(q.1)	Powers of Attorney dated February 22, 2006 for Cecilia H. Herbert, John E. Kerrigan, John E. Martinez and George G.C. Parker.

(q.2)	Power of Attorney dated February 25, 2006 for Charles A. Hurty.

(q.3)	Power of Attorney, dated August 25, 2006 for Lee T. Kranefuss.